UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21422

Trust for Advised Portfolios

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA  91741
(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7385

Date of fiscal year end: September 30, 2022

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1. Proxy Voting Record.

Investment Company Report

Ziegler Senior Floating Rate Fund

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Ziegler FAMCO Hedged Equity Fund

CONSTELLATION BRANDS, INC.
Security	21036P108				Meeting Type			Annual
Ticker Symbol	STZ				Meeting Date			20-Jul-2021
ISIN	US21036P1084				Agenda			935455712 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Christy Clark		For	For		For	For
	2	Jennifer M. Daniels		For	For		For	For
	3	Nicholas I. Fink		For	For		For	For
	4	Jerry Fowden		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	5	Ernesto M. Hernandez		For	For		For	For
	6	Susan S. Johnson		For	For		For	For
	7	James A. Locke III		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	8	Jose M. Madero Garza		For	For		For	For
	9	Daniel J. McCarthy		For	For		For	For
	10	William A. Newlands		Withheld	For		Against	For

Comments: Over-Boarded (CEO)

According to Egan-Jones' Proxy Guidelines the CEO, being the most critical position in a company, should hold no more than one other public directorship to ensure the effective and prudent exercise of his/her fiduciary duties as a CEO and that his/her integrity and efficiency are not compromised.

	11	Richard Sands		For	For		For	For
	12	Robert Sands		Withheld	For		Against	For

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Rating of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

	13	Judy A. Schmeling		For	For		For	For
2.	To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending February 28, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, by an advisory vote, the compensation of the Company's named executive officers as disclosed in the Proxy Statement.		Management	For	For		For	For
4.	Stockholder proposal regarding diversity.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that the adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the
Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	296		0	05-Jul-2021	05-Jul-2021
LINDE PLC
Security	G5494J103				Meeting Type			Annual
Ticker Symbol	LIN				Meeting Date			26-Jul-2021
ISIN	IE00BZ12WP82				Agenda			935428234 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Prof. Dr. Wolfgang Reitzle		Management	Against	For		Against	For

Comments: Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

1B.	Election of Director: Stephen F. Angel		Management	For	For		For	For
1C.	Election of Director: Prof. DDr. Ann-Kristin Achleitner		Management	For	For		For	For
1D.	Election of Director: Prof. Dr. Clemens Börsig		Management	For	For		For	For
1E.	Election of Director: Dr. Nance K. Dicciani		Management	For	For		For	For
1F.	Election of Director: Dr. Thomas Enders		Management	For	For		For	For
1G.	Election of Director: Franz Fehrenbach		Management	For	For		For	For
1H.	Election of Director: Edward G. Galante		Management	For	For		For	For
1I.	Election of Director: Larry D. McVay		Management	For	For		For	For
1J.	Election of Director: Dr. Victoria Ossadnik		Management	For	For		For	For
1K.	Election of Director: Prof. Dr. Martin H. Richenhagen		Management	For	For		For	For
1L.	Election of Director: Robert L. Wood		Management	For	For		For	For
2A.	To ratify, on an advisory and non-binding basis, the appointment of PricewaterhouseCoopers ("PWC") as the independent auditor.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

2B.	To authorize the Board, acting through the Audit Committee, to determine PWC's remuneration.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on an advisory and non- binding basis, the compensation of Linde plc's Named Executive Officers, as disclosed in the 2021 Proxy Statement.		Management	For	For		For	For
4.	To approve, on an advisory and non- binding basis, a Directors' Remuneration Policy for the Company's Directors as required under Irish law.		Management	For	For		For	For
5.	To approve, on an advisory and non- binding basis, the Directors' Remuneration Report for the financial year ended December 31, 2020 as required under Irish law.		Management	For	For		For	For
6.	To approve the 2021 Linde plc Long Term Incentive Plan.		Management	For	For		For	For
7.	To determine the price range at which the Company can re-allot shares that it acquires as treasury shares under Irish law.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	917		0	05-Jul-2021	05-Jul-2021
ELECTRONIC ARTS INC.
Security	285512109				Meeting Type			Annual
Ticker Symbol	EA				Meeting Date			12-Aug-2021
ISIN	US2855121099				Agenda			935466804 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director to hold office for a one- year term: Kofi A. Bruce		Management	For	For		For	For
1B.	Election of Director to hold office for a one- year term: Leonard S. Coleman		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director to hold office for a one- year term: Jeffrey T. Huber		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director to hold office for a one- year term: Talbott Roche		Management	For	For		For	For
1E.	Election of Director to hold office for a one- year term: Richard A. Simonson		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director to hold office for a one- year term: Luis A. Ubinas		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director to hold office for a one- year term: Heidi J. Ueberroth		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director to hold office for a one- year term: Andrew Wilson		Management	Against	For		Against	For

Comments: Combined CEO and Board Chair Positions and the Company Earns a Board Score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

2.	Advisory vote to approve named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of KPMG LLP as our independent public registered accounting firm for the fiscal year ending March 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Amendment and Restatement of the Company's Certificate of Incorporation to permit stockholders to act by written consent.		Management	For	For		For	For
5.	To consider and vote upon a stockholder proposal, if properly presented at the Annual Meeting, on whether to allow stockholders to act by written consent.		Shareholder	For	Against		Against	For

Comments: We have determined that it is a positive corporate governance measure to allow the stockholders to have the ability to take action by written consent if such written consent or consents sets forth the action to be taken and is signed by the holders of outstanding stock having not less than the minimum number of votes that would be necessary to authorize or take such action at a meeting at which all shares entitled to vote on the matter were present and voted. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	197		0	01-Aug-2021	01-Aug-2021
THE J. M. SMUCKER COMPANY
Security	832696405				Meeting Type			Annual
Ticker Symbol	SJM				Meeting Date			18-Aug-2021
ISIN	US8326964058				Agenda			935468264 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director whose term of office will expire in 2022: Susan E. Chapman-Hughes		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.	Election of Director whose term of office will expire in 2022: Paul J. Dolan		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director whose term of office will expire in 2022: Jay L. Henderson		Management	For	For		For	For
1D.	Election of Director whose term of office will expire in 2022: Kirk L. Perry		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director whose term of office will expire in 2022: Sandra Pianalto		Management	For	For		For	For
1F.	Election of Director whose term of office will expire in 2022: Alex Shumate		Management	For	For		For	For
1G.	Election of Director whose term of office will expire in 2022: Mark T. Smucker		Management	For	For		For	For
1H.	Election of Director whose term of office will expire in 2022: Richard K. Smucker		Management	For	For		For	For
1I.	Election of Director whose term of office will expire in 2022: Timothy P. Smucker		Management	For	For		For	For
1J.	Election of Director whose term of office will expire in 2022: Jodi L. Taylor		Management	For	For		For	For
1K.	Election of Director whose term of office will expire in 2022: Dawn C. Willoughby		Management	For	For		For	For
2.	Ratification of appointment of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for the 2022 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory approval of the Company's executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	497		0	03-Aug-2021	03-Aug-2021
MICROCHIP TECHNOLOGY INCORPORATED
Security	595017104				Meeting Type			Annual
Ticker Symbol	MCHP				Meeting Date			24-Aug-2021
ISIN	US5950171042				Agenda			935474445 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director: Matthew W. Chapman		Management	Against	For		Against	For

Comments: Affiliated Outside director serving as a member of the Audit Committee   According to
Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1.2	Election of Director: Esther L. Johnson		Management	For	For		For	For
1.3	Election of Director: Karlton D. Johnson		Management	For	For		For	For
1.4	Election of Director: Wade F. Meyercord		Management	Against	For		Against	For

Comments: Affiliated Outside director serving as a member of the Audit and Compensation Committees
   According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1.5	Election of Director: Ganesh Moorthy		Management	For	For		For	For
1.6	Election of Director: Karen M. Rapp		Management	For	For		For	For
1.7	Election of Director: Steve Sanghi		Management	Against	For		Against	For

Comments: Chairman of the Board and the Company earns a Cyber Security Risk Rating of Needs
Attention   Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk
Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.
Proposal to approve an amendment and
restatement of our Certificate of
Incorporation to increase the number of
authorized shares of common stock for the
purpose of effecting a two-for-one forward
stock split.
			Management	For	For		For	For
3.	Proposal to approve an amendment and restatement of our 2004 Equity Incentive Plan to extend the term of the plan by ten years, to August 24, 2031.		Management	For	For		For	For
4.	Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of Microchip for the fiscal year ending March 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Proposal to approve, on an advisory (non- binding) basis, the compensation of our named executives.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	754		0	12-Aug-2021	12-Aug-2021
NORTONLIFELOCK INC
Security	668771108				Meeting Type			Annual
Ticker Symbol	NLOK				Meeting Date			14-Sep-2021
ISIN	US6687711084				Agenda			935476932 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Sue Barsamian		Management	For	For		For	For
1B.	Election of Director: Eric K. Brandt		Management	For	For		For	For
1C.	Election of Director: Frank E. Dangeard		Management	Against	For		Against	For

Comments: F3        Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines, the Chairman, being responsible for the leadership of the
Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his fiduciary duties as a Chairman and that his integrity and efficiency are not compromised.

F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: Nora M. Denzel		Management	For	For		For	For
1E.	Election of Director: Peter A. Feld		Management	For	For		For	For
1F.	Election of Director: Kenneth Y. Hao		Management	For	For		For	For
1G.	Election of Director: Emily Heath		Management	For	For		For	For
1H.	Election of Director: Vincent Pilette		Management	For	For		For	For
1I.	Election of Director: Sherrese Smith		Management	For	For		For	For
2.	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the 2022 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve executive compensation.		Management	For	For		For	For
4.	Stockholder proposal regarding independent board chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,298		0	30-Aug-2021	30-Aug-2021
INTUITIVE SURGICAL, INC.
Security	46120E602				Meeting Type			Special
Ticker Symbol	ISRG				Meeting Date			20-Sep-2021
ISIN	US46120E6023				Agenda			935489434 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	TO APPROVE THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FOR THE PURPOSE OF EFFECTING A THREE-FOR-ONE STOCK SPLIT.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	130		0	06-Sep-2021	06-Sep-2021
FEDEX CORPORATION
Security	31428X106				Meeting Type			Annual
Ticker Symbol	FDX				Meeting Date			27-Sep-2021
ISIN	US31428X1063				Agenda			935484016 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: MARVIN R. ELLISON		Management	For	For		For	For
1B.	Election of Director: SUSAN PATRICIA GRIFFITH		Management	For	For		For	For
1C.	Election of Director: KIMBERLY A. JABAL		Management	For	For		For	For
1D.	Election of Director: SHIRLEY ANN JACKSON		Management	For	For		For	For
1E.	Election of Director: R. BRAD MARTIN		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director: JOSHUA COOPER RAMO		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1G.	Election of Director: SUSAN C. SCHWAB		Management	For	For		For	For
1H.	Election of Director: FREDERICK W. SMITH		Management	For	For		For	For
1I.	Election of Director: DAVID P. STEINER		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

IJ.	Election of Director: RAJESH SUBRAMANIAM		Management	For	For		For	For
1K.	Election of Director: PAUL S. WALSH		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Advisory vote to approve named executive officer compensation.		Management	For	For		For	For
3.	Ratify the appointment of Ernst & Young LLP as FedEx's independent registered public accounting firm for fiscal year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Stockholder proposal regarding independent board chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

5.	Stockholder proposal regarding report on alignment between company values and electioneering contributions.		Shareholder	Against	Against		For	For
6.	Stockholder proposal regarding lobbying activity and expenditure report.		Shareholder	Against	Against		For	For
7.	Stockholder proposal regarding assessing inclusion in the workplace.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise, and experience of its workforce. As such, we believe that the adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the
Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	Stockholder proposal regarding shareholder ratification of termination pay.		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	678		0	20-Sep-2021	20-Sep-2021
GENERAL MILLS, INC.
Security	370334104				Meeting Type			Annual
Ticker Symbol	GIS				Meeting Date			28-Sep-2021
ISIN	US3703341046				Agenda			935483987 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: R. Kerry Clark		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1B.	Election of Director: David M. Cordani		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: Jeffrey L. Harmening		Management	Against	For		Against	For

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Rating of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1D.	Election of Director: Maria G. Henry		Management	For	For		For	For
1E.	Election of Director: Jo Ann Jenkins		Management	For	For		For	For
1F.	Election of Director: Elizabeth C. Lempres		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director: Diane L. Neal		Management	For	For		For	For
1H.	Election of Director: Steve Odland		Management	For	For		For	For
1I.	Election of Director: Maria A. Sastre		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: Eric D. Sprunk		Management	For	For		For	For
1K.	Election of Director: Jorge A. Uribe		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory Vote on Executive Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratify Appointment of the Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Amendment and Restatement of Our Certificate of Incorporation to Eliminate Supermajority Voting Provisions.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	880		0	13-Sep-2021	13-Sep-2021
NIKE, Inc.
Security	654106103				Meeting Type			Annual
Ticker Symbol	NKE				Meeting Date			06-Oct-2021
ISIN	US6541061031				Agenda			935484624 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Class B Director: Alan B. Graf, Jr.		Management	Abstain	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1B.	Election of Class B Director: Peter B. Henry		Management	For	For		For	For
1C.	Election of Class B Director: Michelle A. Peluso		Management	For	For		For	For
2.	To approve executive compensation by an advisory vote.		Management	For	For		For	For
3.	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	To consider a shareholder proposal regarding political contributions disclosure, if properly presented at the meeting.		Shareholder	Against	Against		For	For
5.	To consider a shareholder proposal regarding a human rights impact assessment, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that human rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation. By adopting these standards, Companies will embody good corporate governance responsibility and enhance shareholder value. As a result, we recommend a vote
FOR this Proposal.

6.	To consider a shareholder proposal regarding supplemental pay equity disclosure, if properly presented at the meeting.		Shareholder	Against	Against		For	For
7.	To consider a shareholder proposal regarding diversity and inclusion efforts reporting, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,213		0	21-Sep-2021	21-Sep-2021
TESLA, INC.
Security	88160R101				Meeting Type			Annual
Ticker Symbol	TSLA				Meeting Date			07-Oct-2021
ISIN	US88160R1014				Agenda			935486452 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Class II Director: James Murdoch		Management	For	For		For	For
1.2	Election of Class II Director: Kimbal Musk		Management	For	For		For	For
2.	Tesla proposal for adoption of amendments to certificate of incorporation to reduce director terms to two years.		Management	Against	For		Against	For

Comments: We believe that staggered terms for directors increase the difficulty for shareholders of making fundamental changes to the composition and behavior of a board. We prefer that the entire board of a company be elected annually to provide appropriate responsiveness to shareholders. We recommend a vote AGAINST this Proposal.

3.	Tesla proposal for adoption of amendments to certificate of incorporation and bylaws to eliminate applicable supermajority voting requirements.		Management	For	None			For
4.	Tesla proposal to ratify the appointment of independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Stockholder proposal regarding reduction of director terms to one year.		Shareholder	For	Against		Against	For

Comments: After evaluating the details given about the shareholder proposal and in accordance with the
Egan-Jones' Proxy Guidelines, we believe that corporate governance procedures and practices, and the level of accountability that the Company imposes, are closely related to financial performance. It is intuitive that when directors are accountable for their actions, they perform better. We therefore prefer that the entire board of a company be elected annually to provide appropriate responsiveness to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Stockholder proposal regarding additional reporting on diversity and inclusion efforts.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders. In accordance with Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

7.	Stockholder proposal regarding reporting on employee arbitration.		Shareholder	Against	Against		For	For
8.	Stockholder proposal regarding assigning responsibility for strategic oversight of human capital management to an independent board-level committee.		Shareholder	For	Against		Against	For
Comments: We believe that the adoption of the proposal will enhance the Company's response to human capital management. Accordingly, we recommend a vote FOR this Proposal.
9.	Stockholder proposal regarding additional reporting on human rights.		Shareholder	For	Against		Against	For

Comments: We believe that the adoption of a more comprehensive human rights policy, coupled with implementation, enforcement, independent monitoring, and transparent, comprehensive reporting will assure shareholders of the Company's global leadership. We recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	131		0	27-Sep-2021	27-Sep-2021
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	780		0	27-Sep-2021	27-Sep-2021
THE PROCTER & GAMBLE COMPANY
Security	742718109				Meeting Type			Annual
Ticker Symbol	PG				Meeting Date			12-Oct-2021
ISIN	US7427181091				Agenda			935488002 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	ELECTION OF DIRECTOR: B. Marc Allen		Management	For	For		For	For
1B.	ELECTION OF DIRECTOR: Angela F. Braly		Management	For	For		For	For
1C.	ELECTION OF DIRECTOR: Amy L. Chang		Management	For	For		For	For
1D.	ELECTION OF DIRECTOR: Joseph Jimenez		Management	For	For		For	For
1E.	ELECTION OF DIRECTOR: Christopher Kempczinski		Management	For	For		For	For
1F.	ELECTION OF DIRECTOR: Debra L. Lee		Management	For	For		For	For
1G.	ELECTION OF DIRECTOR: Terry J. Lundgren		Management	For	For		For	For
1H.	ELECTION OF DIRECTOR: Christine M. McCarthy		Management	For	For		For	For
1I.	ELECTION OF DIRECTOR: Jon R. Moeller		Management	For	For		For	For
1J.	ELECTION OF DIRECTOR: David S. Taylor		Management	For	For		For	For
1K.	ELECTION OF DIRECTOR: Margaret C. Whitman		Management	For	For		For	For
1L.	ELECTION OF DIRECTOR: Patricia A. Woertz		Management	For	For		For	For
2.	Ratify Appointment of the Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve the Company's Executive Compensation (the "Say on Pay" vote).		Management	For	For		For	For
4.	Shareholder Proposal - Inclusion of Non- Management Employees on Director Nominee Candidate Lists.		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,261		0	21-Sep-2021	21-Sep-2021
PAYCHEX, INC.
Security	704326107				Meeting Type			Annual
Ticker Symbol	PAYX				Meeting Date			14-Oct-2021
ISIN	US7043261079				Agenda			935489725 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: B. Thomas Golisano		Management	For	For		For	For
1B.	Election of Director: Thomas F. Bonadio		Management	For	For		For	For
1C.	Election of Director: Joseph G. Doody		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: David J.S. Flaschen		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: Pamela A. Joseph		Management	For	For		For	For
1F.	Election of Director: Martin Mucci		Management	For	For		For	For
1G.	Election of Director: Kevin A. Price		Management	For	For		For	For
1H.	Election of Director: Joseph M. Tucci		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: Joseph M. Velli		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1J.	Election of Director: Kara Wilson		Management	For	For		For	For
2.	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.		Management	For	For		For	For
3.	RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP TO SERVE AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	904		0	23-Sep-2021	23-Sep-2021
CINTAS CORPORATION
Security	172908105				Meeting Type			Annual
Ticker Symbol	CTAS				Meeting Date			26-Oct-2021
ISIN	US1729081059				Agenda			935495855 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Gerald S. Adolph		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1B.	Election of Director: John F. Barrett		Management	For	For		For	For
1C.	Election of Director: Melanie W. Barstad		Management	For	For		For	For
1D.	Election of Director: Karen L. Carnahan		Management	For	For		For	For
1E.	Election of Director: Robert E. Coletti		Management	For	For		For	For
1F.	Election of Director: Scott D. Farmer		Management	Against	For		Against	For

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Rating of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1G.	Election of Director: Joseph Scaminace		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director: Todd M. Schneider		Management	For	For		For	For
1I.	Election of Director: Ronald W. Tysoe		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	To approve, on an advisory basis, named executive officer compensation.		Management	For	For		For	For
3.	To ratify Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	A shareholder proposal regarding a simple majority vote, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: For the reasons stated below and in accordance with the Egan-Jones' Proxy Guidelines, we believe that the advantages of eliminating supermajority provisions outweigh the benefits of maintaining it as a voting standard. We believe that a simple majority vote will strengthen the Company's corporate governance practice. Contrary to supermajority voting, a simple majority standard will give the shareholders equal and fair representation in the Company by limiting the power of shareholders who own a large stake in the entity, therefore, paving way for a more meaningful voting outcome. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	245		0	06-Oct-2021	06-Oct-2021
KLA CORPORATION
Security	482480100				Meeting Type			Annual
Ticker Symbol	KLAC				Meeting Date			03-Nov-2021
ISIN	US4824801009				Agenda			935497645 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A	Election of Director to serve for a one-year term: Edward Barnholt		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1B	Election of Director to serve for a one-year term: Robert Calderoni		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1C	Election of Director to serve for a one-year term: Jeneanne Hanley		Management	For	For		For	For
1D	Election of Director to serve for a one-year term: Emiko Higashi		Management	For	For		For	For
1E	Election of Director to serve for a one-year term: Kevin Kennedy		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F	Election of Director to serve for a one-year term: Gary Moore		Management	For	For		For	For
1G	Election of Director to serve for a one-year term: Marie Myers		Management	For	For		For	For
1H	Election of Director to serve for a one-year term: Kiran Patel		Management	For	For		For	For
1I	Election of Director to serve for a one-year term: Victor Peng		Management	For	For		For	For
1J	Election of Director to serve for a one-year term: Robert Rango		Management	For	For		For	For
1K	Election of Director to serve for a one-year term: Richard Wallace		Management	For	For		For	For
2	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending June 30, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3	To approve on a non-binding, advisory basis our named executive officer compensation.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	122		0	20-Oct-2021	20-Oct-2021
CHUBB LIMITED
Security	H1467J104				Meeting Type			Special
Ticker Symbol	CB				Meeting Date			03-Nov-2021
ISIN	CH0044328745				Agenda			935498128 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1	Ratification of the share repurchase program ending June 30, 2022.		Management	For	For		For	For
2	Reduction of share capital.		Management	For	For		For	For
A	If a new agenda item or a new proposal for an existing agenda item is put before the meeting, I/we hereby authorize and instruct the independent proxy to vote as follows.		Management	Against	For		Against	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,244		0	29-Oct-2021	29-Oct-2021
NORTONLIFELOCK INC
Security	668771108				Meeting Type			Special
Ticker Symbol	NLOK				Meeting Date			04-Nov-2021
ISIN	US6687711084				Agenda			935505911 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	To approve the issuance of New NortonLifeLock Shares to Avast shareholders in connection with the Merger (the "Share Issuance Proposal").		Management	For	For		For	For
2.
To adjourn the special meeting to a later
date or time, if necessary or appropriate, to
solicit additional proxies in the event there
are insufficient votes at the time of such
adjournment to approve the Share Issuance
Proposal (the "Adjournment Proposal").
			Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,282		0	29-Oct-2021	29-Oct-2021
NORTONLIFELOCK INC
Security	668771108				Meeting Type			Special
Ticker Symbol	NLOK				Meeting Date			04-Nov-2021
ISIN	US6687711084				Agenda			935509476 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	To approve the issuance of New NortonLifeLock Shares to Avast shareholders in connection with the Merger (the "Share Issuance Proposal").		Management	For	For		For	For
2.
To adjourn the special meeting to a later
date or time, if necessary or appropriate, to
solicit additional proxies in the event there
are insufficient votes at the time of such
adjournment to approve the Share Issuance
Proposal (the "Adjournment Proposal").
			Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,282		0	29-Oct-2021	29-Oct-2021
LAM RESEARCH CORPORATION
Security	512807108				Meeting Type			Annual
Ticker Symbol	LRCX				Meeting Date			08-Nov-2021
ISIN	US5128071082				Agenda			935496946 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Sohail U. Ahmed		For	For		For	For
	2	Timothy M. Archer		For	For		For	For
	3	Eric K. Brandt		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	4	Michael R. Cannon		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	5	Catherine P. Lego		For	For		For	For
	6	Bethany J. Mayer		For	For		For	For
	7	Abhijit Y. Talwalkar		Withheld	For		Against	For

Comments: Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines, the Chairman, being responsible for the leadership of the
Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

	8	Lih Shyng (Rick L) Tsai		For	For		For	For
	9	Leslie F. Varon		For	For		For	For
2.	Advisory vote to approve the compensation of the named executive officers of Lam Research, or "Say on Pay."		Management	For	For		For	For
3.	Ratification of the appointment of the independent registered public accounting firm for fiscal year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	120		0	20-Oct-2021	20-Oct-2021
AUTOMATIC DATA PROCESSING, INC.
Security	053015103				Meeting Type			Annual
Ticker Symbol	ADP				Meeting Date			10-Nov-2021
ISIN	US0530151036				Agenda			935497570 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Peter Bisson		Management	For	For		For	For
1B.	Election of Director: Richard T. Clark		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
  Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: Linnie M. Haynesworth		Management	For	For		For	For
1D.	Election of Director: John P. Jones		Management	For	For		For	For
1E.	Election of Director: Francine S. Katsoudas		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Nazzic S. Keene		Management	For	For		For	For
1G.	Election of Director: Thomas J. Lynch		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Scott F. Powers		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: William J. Ready		Management	For	For		For	For
1J.	Election of Director: Carlos A. Rodriguez		Management	For	For		For	For
1K.	Election of Director: Sandra S. Wijnberg		Management	For	For		For	For
2.	Advisory Vote on Executive Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the Appointment of Auditors.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Stockholder proposal, if properly presented at the meeting, to prepare a Report on Workforce Engagement in Governance.		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	619		0	02-Nov-2021	02-Nov-2021
ORACLE CORPORATION
Security	68389X105				Meeting Type			Annual
Ticker Symbol	ORCL				Meeting Date			10-Nov-2021
ISIN	US68389X1054				Agenda			935498027 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Jeffrey S. Berg		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	2	Michael J. Boskin		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	3	Safra A. Catz		For	For		For	For
	4	Bruce R. Chizen		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	5	George H. Conrades		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
 Member of the Compensation Committee and Compensation Score of Some Concerns or Needs Attention
and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	6	Lawrence J. Ellison		Withheld	For		Against	For

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Rating of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

	7	Rona A. Fairhead		For	For		For	For
	8	Jeffrey O. Henley		For	For		For	For
	9	Renee J. James		For	For		For	For
	10	Charles W. Moorman IV		Withheld	For		Against	For

Comments: Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	11	Leon E. Panetta		Withheld	For		Against	For

Comments: Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	12	William G. Parrett		For	For		For	For
	13	Naomi O. Seligman		Withheld	For		Against	For

Comments: Member of the Compensation Committee and Compensation Score of Some Concerns or
Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	14	Vishal Sikka		For	For		For	For
2.	Advisory Vote to Approve the Compensation of our Named Executive Officers.		Management	For	For		For	For
3.	Approve an Amendment to the Oracle Corporation 2020 Equity Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Ratification of Selection of Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Stockholder Proposal Regarding Racial Equity Audit.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Stockholder Proposal Regarding Independent Board Chair.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	Stockholder Proposal Regarding Political Spending.		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,334		0	02-Nov-2021	02-Nov-2021
THE ESTEE LAUDER COMPANIES INC.
Security	518439104				Meeting Type			Annual
Ticker Symbol	EL				Meeting Date			12-Nov-2021
ISIN	US5184391044				Agenda			935498558 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Class I Director: Rose Marie Bravo		Management	Abstain	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.	Election of Class I Director: Paul J. Fribourg		Management	Abstain	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Class I Director: Jennifer Hyman		Management	For	For		For	For
1D.	Election of Class I Director: Barry S. Sternlicht		Management	Abstain	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of appointment of PricewaterhouseCoopers LLP as independent auditors for the 2022 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	306		0	28-Oct-2021	28-Oct-2021
THE CLOROX COMPANY
Security	189054109				Meeting Type			Annual
Ticker Symbol	CLX				Meeting Date			17-Nov-2021
ISIN	US1890541097				Agenda			935503208 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Amy Banse		Management	For	For		For	For
1B.	Election of Director: Richard H. Carmona		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1C.	Election of Director: Spencer C. Fleischer		Management	For	For		For	For
1D.	Election of Director: Esther Lee		Management	For	For		For	For
1E.	Election of Director: A.D. David Mackay		Management	For	For		For	For
1F.	Election of Director: Paul Parker		Management	For	For		For	For
1G.	Election of Director: Linda Rendle		Management	For	For		For	For
1H.	Election of Director: Matthew J. Shattock		Management	Against	For		Against	For

Comments: Over-Boarded (Board Chair)

According to Egan-Jones'  Proxy Guidelines the Chairman, being responsible for the leadership of the
Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

1I.	Election of Director: Kathryn Tesija		Management	For	For		For	For
1J.	Election of Director: Russell Weiner		Management	For	For		For	For
1K.	Election of Director: Christopher J. Williams		Management	For	For		For	For
2.	Advisory Vote to Approve Executive Compensation.		Management	For	For		For	For
3.	Ratification of the Selection of Ernst & Young LLP as the Clorox Company's Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approval of the Amended and Restated 2005 Stock Incentive Plan.		Management	For	For		For	For
5.	Shareholder Proposal Requesting Non- Management Employees on Director Nominee Candidate Lists.		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	324		0	02-Nov-2021	02-Nov-2021
RESMED INC.
Security	761152107				Meeting Type			Annual
Ticker Symbol	RMD				Meeting Date			18-Nov-2021
ISIN	US7611521078				Agenda			935501254 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Re-election of Director to serve until 2022 annual meeting: Karen Drexler		Management	For	For		For	For
1B.	Re-election of Director to serve until 2022 annual meeting: Michael Farrell		Management	For	For		For	For
1C.	Re-election of Director to serve until 2022 annual meeting: Peter Farrell		Management	Against	For		Against	For

Comments: Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

1D.	Re-election of Director to serve until 2022 annual meeting: Harjit Gill		Management	For	For		For	For
1E.	Re-election of Director to serve until 2022 annual meeting: Ron Taylor		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director to serve until 2022 annual meeting: John Hernandez		Management	For	For		For	For
1G.	Election of Director to serve until 2022 annual meeting: Desney Tan		Management	For	For		For	For
2.	Ratify our selection of KPMG LLP as our independent registered public accounting firm for the fiscal year ending June 30, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approve, on an advisory basis, the compensation paid to our named executive officers, as disclosed in the proxy statement ("say-on-pay").		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	190		0	02-Nov-2021	02-Nov-2021
BROADRIDGE FINANCIAL SOLUTIONS, INC.
Security	11133T103				Meeting Type			Annual
Ticker Symbol	BR				Meeting Date			18-Nov-2021
ISIN	US11133T1034				Agenda			935503563 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Leslie A. Brun		Management	For	For		For	For
1B.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Pamela L. Carter		Management	For	For		For	For
1C.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Richard J. Daly		Management	For	For		For	For
1D.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Robert N. Duelks		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Melvin L. Flowers		Management	For	For		For	For
1F.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Timothy C. Gokey		Management	For	For		For	For
1G.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Brett A. Keller		Management	For	For		For	For
1H.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Maura A. Markus		Management	For	For		For	For
1I.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Annette L. Nazareth		Management	For	For		For	For
1J.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Thomas J. Perna		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Amit K. Zavery		Management	For	For		For	For
2.	Advisory vote to approve the compensation of the Company's Named Executive Officers (the Say on Pay Vote).		Management	For	For		For	For
3.	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accountants for the fiscal year ending June 30, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	452		0	08-Nov-2021	08-Nov-2021
MICROSOFT CORPORATION
Security	594918104				Meeting Type			Annual
Ticker Symbol	MSFT				Meeting Date			30-Nov-2021
ISIN	US5949181045				Agenda			935505480 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Reid G. Hoffman		Management	For	For		For	For
1B.	Election of Director: Hugh F. Johnston		Management	For	For		For	For
1C.	Election of Director: Teri L. List		Management	For	For		For	For
1D.	Election of Director: Satya Nadella		Management	Against	For		Against	For

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Rating of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1E.	Election of Director: Sandra E. Peterson		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Penny S. Pritzker		Management	For	For		For	For
1G.	Election of Director: Carlos A. Rodriguez		Management	For	For		For	For
1H.	Election of Director: Charles W. Scharf		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: John W. Stanton		Management	For	For		For	For
1J.	Election of Director: John W. Thompson		Management	For	For		For	For
1K.	Election of Director: Emma N. Walmsley		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1L.	Election of Director: Padmasree Warrior		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory vote to approve named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approve Employee Stock Purchase Plan.		Management	For	For		For	For
4.	Ratification of the Selection of Deloitte & Touche LLP as our Independent Auditor for Fiscal Year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal - Report on median pay gaps across race and gender.		Shareholder	For	Against		Against	For

Comments: We believe that public disclosure on discrimination in compensation and employment opportunities for women and minorities is an effective incentive to develop and maintain effective programs to break the glass ceiling barriers. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder Proposal - Report on effectiveness of workplace sexual harassment policies.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will enable the Company to avoid legal and reputational risk and by creating a culture of accountability and transparency, protecting employees from harassment and discrimination. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder Proposal - Prohibition on sales of facial recognition technology to all government entities.		Shareholder	Against	Against		For	For
8.	Shareholder Proposal - Report on implementation of the Fair Chance Business Pledge.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will allow the Company to protect the Company's brand value and reputation on diversity issues. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	Shareholder Proposal - Report on how lobbying activities align with company policies.		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,527		0	18-Nov-2021	18-Nov-2021
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	6,340		0	18-Nov-2021	18-Nov-2021
CISCO SYSTEMS, INC.
Security	17275R102				Meeting Type			Annual
Ticker Symbol	CSCO				Meeting Date			13-Dec-2021
ISIN	US17275R1023				Agenda			935511469 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: M. Michele Burns		Management	For	For		For	For
1B.	Election of Director: Wesley G. Bush		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: Michael D. Capellas		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: Mark Garrett		Management	For	For		For	For
1E.	Election of Director: John D. Harris II		Management	For	For		For	For
1F.	Election of Director: Dr. Kristina M. Johnson		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director: Roderick C. McGeary		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18      Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Charles H. Robbins		Management	Against	For		Against	For

Comments: Combined CEO and Board Chair Positions and the Company Earns a Board Score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

Chairman of the Board and the Company Earns a Cyber Security Risk Rating of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1I.	Election of Director: Brenton L. Saunders		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: Dr. Lisa T. Su		Management	For	For		For	For
1K.	Election of Director: Marianna Tessel		Management	For	For		For	For
2.	Approval, on an advisory basis, of executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of PricewaterhouseCoopers LLP as Cisco's independent registered public accounting firm for fiscal 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approval to have Cisco's Board amend Cisco's proxy access bylaw to remove the stockholder aggregation limit.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that because the board of directors serves as the representatives of shareholders, shareholders should have the right to nominate their own representatives. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	5,752		0	01-Dec-2021	01-Dec-2021
MICRON TECHNOLOGY, INC.
Security	595112103				Meeting Type			Annual
Ticker Symbol	MU				Meeting Date			13-Jan-2022
ISIN	US5951121038				Agenda			935528717 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	ELECTION OF DIRECTOR: Richard M. Beyer		Management	For	For		For	For
1B.	ELECTION OF DIRECTOR: Lynn A. Dugle		Management	For	For		For	For
1C.	ELECTION OF DIRECTOR: Steven J. Gomo		Management	For	For		For	For
1D.	ELECTION OF DIRECTOR: Linnie Haynesworth		Management	For	For		For	For
1E.	ELECTION OF DIRECTOR: Mary Pat McCarthy		Management	For	For		For	For
1F.	ELECTION OF DIRECTOR: Sanjay Mehrotra		Management	For	For		For	For
1G.	ELECTION OF DIRECTOR: Robert E. Switz		Management	Against	For		Against	For

Comments: Over-Boarded (Board Chair)

According to Egan-Jones'  Proxy Guidelines the Chairman, being responsible for the leadership of the
Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	ELECTION OF DIRECTOR: MaryAnn Wright		Management	For	For		For	For
2.	PROPOSAL BY THE COMPANY TO APPROVE A NON-BINDING RESOLUTION TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PROXY STATEMENT.		Management	For	For		For	For
3.	PROPOSAL BY THE COMPANY TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING SEPTEMBER 1, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	845		0	22-Dec-2021	22-Dec-2021
INTUIT INC.
Security	461202103				Meeting Type			Annual
Ticker Symbol	INTU				Meeting Date			20-Jan-2022
ISIN	US4612021034				Agenda			935527993 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Eve Burton		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1B.	Election of Director: Scott D. Cook		Management	For	For		For	For
1C.	Election of Director: Richard L. Dalzell		Management	For	For		For	For
1D.	Election of Director: Sasan K. Goodarzi		Management	For	For		For	For
1E.	Election of Director: Deborah Liu		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1F.	Election of Director: Tekedra Mawakana		Management	For	For		For	For

Comments: Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1G.	Election of Director: Suzanne Nora Johnson		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1H.	Election of Director: Dennis D. Powell		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: Brad D. Smith		Management	For	For		For	For
1J.	Election of Director: Thomas Szkutak		Management	For	For		For	For
1K.	Election of Director: Raul Vazquez		Management	For	For		For	For
1L.	Election of Director: Jeff Weiner		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Advisory vote to approve Intuit's executive compensation (say-on-pay).		Management	For	For		For	For
3.	Ratification of the selection of Ernst & Young LLP as Intuit's independent registered public accounting firm for the fiscal year ending July 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.
Approve the Amended and Restated 2005
Equity Incentive Plan to, among other
things, increase the share reserve by an
additional 18,000,000 shares and extend
the term of the plan by an additional five
years.
			Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	493		0	10-Jan-2022	10-Jan-2022
COSTCO WHOLESALE CORPORATION
Security	22160K105				Meeting Type			Annual
Ticker Symbol	COST				Meeting Date			20-Jan-2022
ISIN	US22160K1051				Agenda			935530849 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Susan L. Decker		Management	For	For		For	For
1B.	Election of Director: Kenneth D. Denman		Management	For	For		For	For
1C.	Election of Director: Richard A. Galanti		Management	For	For		For	For
1D.	Election of Director: Hamilton E. James		Management	For	For		For	For
1E.	Election of Director: W. Craig Jelinek		Management	For	For		For	For
1F.	Election of Director: Sally Jewell		Management	For	For		For	For
1G.	Election of Director: Charles T. Munger		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director: Jeffrey S. Raikes		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: John W. Stanton		Management	For	For		For	For
1J.	Election of Director: Maggie Wilderotter		Management	For	For		For	For
2.	Ratification of selection of independent auditors.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, on an advisory basis, of executive compensation.		Management	For	For		For	For
4.	Shareholder proposal regarding charitable giving reporting.		Shareholder	Against	Against		For	For
5.	Shareholder proposal regarding the adoption of GHG emissions reduction targets.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' SRI Proxy Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder proposal regarding report on racial justice and food equity.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones'
SRI Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	147		0	10-Jan-2022	10-Jan-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	340		0	10-Jan-2022	10-Jan-2022
VISA INC.
Security	92826C839				Meeting Type			Annual
Ticker Symbol	V				Meeting Date			25-Jan-2022
ISIN	US92826C8394				Agenda			935531550 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Lloyd A. Carney		Management	For	For		For	For
1B.	Election of Director: Mary B. Cranston		Management	For	For		For	For
1C.	Election of Director: Francisco Javier Fernández-Carbajal		Management	For	For		For	For
1D.	Election of Director: Alfred F. Kelly, Jr.		Management	For	For		For	For
1E.	Election of Director: Ramon Laguarta		Management	For	For		For	For
1F.	Election of Director: John F. Lundgren		Management	For	For		For	For
1G.	Election of Director: Robert W. Matschullat		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director: Denise M. Morrison		Management	For	For		For	For
1I.	Election of Director: Linda J. Rendle		Management	For	For		For	For
1J.	Election of Director: Maynard G. Webb, Jr.		Management	For	For		For	For
2.	To approve, on an advisory basis, the compensation paid to our named executive officers.		Management	For	For		For	For
3.	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	324		0	10-Jan-2022	10-Jan-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	1,360		0	10-Jan-2022	10-Jan-2022
BECTON, DICKINSON AND COMPANY
Security	075887109				Meeting Type			Annual
Ticker Symbol	BDX				Meeting Date			25-Jan-2022
ISIN	US0758871091				Agenda			935535128 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Catherine M. Burzik		Management	For	For		For	For
1B.	Election of Director: Carrie L. Byington		Management	For	For		For	For
1C.	Election of Director: R. Andrew Eckert		Management	For	For		For	For
1D.	Election of Director: Claire M. Fraser		Management	For	For		For	For
1E.	Election of Director: Jeffrey W. Henderson		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Christopher Jones		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director: Marshall O. Larsen		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: David F. Melcher		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: Thomas E. Polen		Management	For	For		For	For
1J.	Election of Director: Claire Pomeroy		Management	For	For		For	For
1K.	Election of Director: Timothy M. Ring		Management	For	For		For	For
1L.	Election of Director: Bertram L. Scott		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Ratification of the selection of the independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve named executive officer compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	A shareholder proposal seeking to lower the ownership threshold required to call a special shareholders meeting, if properly presented at the meeting.		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	924		0	05-Jan-2022	05-Jan-2022
ACCENTURE LLP
Security	G1151C101				Meeting Type			Annual
Ticker Symbol	ACN				Meeting Date			26-Jan-2022
ISIN	IE00B4BNMY34				Agenda			935534405 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Appointment of Director: Jaime Ardila		Management	For	For		For	For
1B.	Appointment of Director: Nancy McKinstry		Management	For	For		For	For
1C.	Appointment of Director: Beth E. Mooney		Management	For	For		For	For
1D.	Appointment of Director: Gilles C. Pélisson		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Appointment of Director: Paula A. Price		Management	For	For		For	For
1F.	Appointment of Director: Venkata (Murthy) Renduchintala		Management	For	For		For	For
1G.	Appointment of Director: Arun Sarin		Management	For	For		For	For
1H.	Appointment of Director: Julie Sweet		Management	For	For		For	For
1I.	Appointment of Director: Frank K. Tang		Management	For	For		For	For
1J.	Appointment of Director: Tracey T. Travis		Management	For	For		For	For
2.	To approve, in a non-binding vote, the compensation of our named executive officers.		Management	For	For		For	For
3.	To approve an amendment to the Amended and Restated Accenture plc 2010 Share Incentive Plan to increase the number of shares available for issuance thereunder.		Management	For	For		For	For
4.
To ratify, in a non-binding vote, the
appointment of KPMG LLP ("KPMG") as
independent auditors of Accenture and to
authorize, in a binding vote, the Audit
Committee of the Board of Directors to
determine KPMG's remuneration.
			Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	To grant the Board of Directors the authority to issue shares under Irish law.		Management	For	For		For	For
6.	To grant the Board of Directors the authority to opt-out of pre- emption rights under Irish law.		Management	For	For		For	For
7.	To determine the price range at which Accenture can re-allot shares that it acquires as treasury shares under Irish law.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	573		0	10-Jan-2022	10-Jan-2022
D.R. HORTON, INC.
Security	23331A109				Meeting Type			Annual
Ticker Symbol	DHI				Meeting Date			26-Jan-2022
ISIN	US23331A1097				Agenda			935537906 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Donald R. Horton		Management	Against	For		Against	For

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Rating of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1B.	Election of Director: Barbara K. Allen		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: Brad S. Anderson		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.	Election of Director: Michael R. Buchanan		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director: Benjamin S. Carson, Sr.		Management	For	For		For	For
1F.	Election of Director: Michael W. Hewatt		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1G.	Election of Director: Maribess L. Miller		Management	Against	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Approval of the advisory resolution on executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,175		0	10-Jan-2022	10-Jan-2022
EMERSON ELECTRIC CO.
Security	291011104				Meeting Type			Annual
Ticker Symbol	EMR				Meeting Date			01-Feb-2022
ISIN	US2910111044				Agenda			935533299 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	J. B. Bolten		Withheld	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	2	W. H. Easter III		Withheld	For		Against	For

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	3	S. L. Karsanbhai		For	For		For	For
	4	L. M. Lee		For	For		For	For
2.	Ratification of KPMG LLP as Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, by non-binding advisory vote, of Emerson Electric Co. executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	3,257		0	19-Jan-2022	19-Jan-2022
DEERE & COMPANY
Security	244199105				Meeting Type			Annual
Ticker Symbol	DE				Meeting Date			23-Feb-2022
ISIN	US2441991054				Agenda			935540977 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Leanne G. Caret		Management	For	For		For	For
1B.	Election of Director: Tamra A. Erwin		Management	For	For		For	For
1C.	Election of Director: Alan C. Heuberger		Management	For	For		For	For
1D.	Election of Director: Charles O. Holliday, Jr.		Management	For	For		For	For
1E.	Election of Director: Michael O. Johanns		Management	For	For		For	For
1F.	Election of Director: Clayton M. Jones		Management	Against	For		Against	For

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1G.	Election of Director: John C. May		Management	For	For		For	For
1H.	Election of Director: Gregory R. Page		Management	For	For		For	For
1I.	Election of Director: Sherry M. Smith		Management	For	For		For	For
1J.	Election of Director: Dmitri L. Stockton		Management	For	For		For	For
1K.	Election of Director: Sheila G. Talton		Management	For	For		For	For
2.	Advisory vote on executive compensation.		Management	For	For		For	For
3.	Ratification of the appointment of Deloitte & Touche LLP as Deere's independent registered public accounting firm for fiscal 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approval of the Nonemployee Director Stock Ownership Plan.		Management	For	For		For	For
5.	Shareholder Proposal - Special Shareholder Meeting Improvement.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 25% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	251		0	07-Feb-2022	07-Feb-2022
APPLE INC.
Security	037833100				Meeting Type			Annual
Ticker Symbol	AAPL				Meeting Date			04-Mar-2022
ISIN	US0378331005				Agenda			935541549 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: James Bell		Management	For	For		For	For
1B.	Election of Director: Tim Cook		Management	For	For		For	For
1C.	Election of Director: Al Gore		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1D.	Election of Director: Alex Gorsky		Management	For	For		For	For
1E.	Election of Director: Andrea Jung		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1F.	Election of Director: Art Levinson		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1G.	Election of Director: Monica Lozano		Management	For	For		For	For
1H.	Election of Director: Ron Sugar		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: Sue Wagner		Management	For	For		For	For
2.	Ratification of the appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for fiscal 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval of the Apple Inc. 2022 Employee Stock Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	A shareholder proposal entitled "Reincorporate with Deeper Purpose".		Shareholder	Against	Against		For	For
6.	A shareholder proposal entitled "Transparency Reports".		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will reduce the posed significant legal, reputational, and financial risk to Apple and its shareholders brought by lack of transparency that affects freedom of expression or access to information. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	A shareholder proposal entitled "Report on Forced Labor".		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

8.	A shareholder proposal entitled "Pay Equity".		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender and race in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones Guidelines, we recommend a vote FOR this Proposal.

9.	A shareholder proposal entitled "Civil Rights Audit".		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity in the community it serves. As such, we believe that adoption of this proposal is in the best interests of the
Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.	A shareholder proposal entitled "Report on Concealment Clauses".		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,342		0	28-Feb-2022	28-Feb-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	14,080		0	28-Feb-2022	28-Feb-2022
ANALOG DEVICES, INC.
Security	032654105				Meeting Type			Annual
Ticker Symbol	ADI				Meeting Date			09-Mar-2022
ISIN	US0326541051				Agenda			935542248 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Ray Stata		Management	For	For		For	For
1B.	Election of Director: Vincent Roche		Management	For	For		For	For
1C.	Election of Director: James A. Champy		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: Anantha P. Chandrakasan		Management	For	For		For	For
1E.	Election of Director: Tunç Doluca		Management	For	For		For	For
1F.	Election of Director: Bruce R. Evans		Management	For	For		For	For
1G.	Election of Director: Edward H. Frank		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Laurie H. Glimcher		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: Karen M. Golz		Management	For	For		For	For
1J.	Election of Director: Mercedes Johnson		Management	For	For		For	For
1K.	Election of Director: Kenton J. Sicchitano		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of Director: Susie Wee		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory resolution to approve the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approve the Analog Devices, Inc. 2022 Employee Stock Purchase Plan.		Management	For	For		For	For
4.	Ratification of Ernst & Young LLP as our independent registered public accounting firm for fiscal 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	663		0	18-Feb-2022	18-Feb-2022
QUALCOMM INCORPORATED
Security	747525103				Meeting Type			Annual
Ticker Symbol	QCOM				Meeting Date			09-Mar-2022
ISIN	US7475251036				Agenda			935543567 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Sylvia Acevedo		Management	For	For		For	For
1B.	Election of Director: Cristiano R. Amon		Management	For	For		For	For
1C.	Election of Director: Mark Fields		Management	For	For		For	For
1D.	Election of Director: Jeffrey W. Henderson		Management	For	For		For	For
1E.	Election of Director: Gregory N. Johnson		Management	For	For		For	For
1F.	Election of Director: Ann M. Livermore		Management	For	For		For	For
1G.	Election of Director: Mark D. McLaughlin		Management	For	For		For	For
1H.	Election of Director: Jamie S. Miller		Management	For	For		For	For
1I.	Election of Director: Irene B. Rosenfeld		Management	For	For		For	For
1J.	Election of Director: Kornelis (Neil) Smit		Management	For	For		For	For
1K.	Election of Director: Jean-Pascal Tricoire		Management	For	For		For	For
1L.	Election of Director: Anthony J. Vinciquerra		Management	For	For		For	For
2.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent public accountants for our fiscal year ending September 25, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve the compensation of our Named Executive Officers.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,010		0	18-Feb-2022	18-Feb-2022
THE WALT DISNEY COMPANY
Security	254687106				Meeting Type			Annual
Ticker Symbol	DIS				Meeting Date			09-Mar-2022
ISIN	US2546871060				Agenda			935544317 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Susan E. Arnold		Management	For	For		For	For
1B.	Election of Director: Mary T. Barra		Management	Against	For		Against	For

Comments: F18   Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention
Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: Safra A. Catz		Management	For	For		For	For
1D.	Election of Director: Amy L. Chang		Management	For	For		For	For
1E.	Election of Director: Robert A. Chapek		Management	For	For		For	For
1F.	Election of Director: Francis A. deSouza		Management	For	For		For	For
1G.	Election of Director: Michael B.G. Froman		Management	For	For		For	For
1H.	Election of Director: Maria Elena Lagomasino		Management	Against	For		Against	For

Comments: F18   Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention
Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: Calvin R. McDonald		Management	Against	For		Against	For

Comments: F18   Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention
Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: Mark G. Parker		Management	Against	For		Against	For

Comments: F18   Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention
Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1K.	Election of Director: Derica W. Rice		Management	For	For		For	For
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Consideration of an advisory vote to approve executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Shareholder proposal, if properly presented at the meeting, requesting an annual report disclosing information regarding lobbying policies and activities.		Shareholder	Against	Against		For	For
5.	Shareholder proposal, if properly presented at the meeting, requesting amendment of the Company's governing documents to lower the stock ownership threshold to call a special meeting of shareholders.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

6.	Shareholder proposal, if properly presented at the meeting, requesting a diligence report evaluating human rights impacts.		Shareholder	For	Against		Against	For
Comments: After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.
7.	Shareholder proposal, if properly presented at the meeting, requesting a report on both median and adjusted pay gaps across race and gender.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy guidelines, we recommend a vote FOR this Proposal.

8.	Shareholder proposal, if properly presented at the meeting, requesting a workplace non- discrimination audit and report.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that the adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the
Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	391		0	24-Feb-2022	24-Feb-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	1,630		0	24-Feb-2022	24-Feb-2022
APPLIED MATERIALS, INC.
Security	038222105				Meeting Type			Annual
Ticker Symbol	AMAT				Meeting Date			10-Mar-2022
ISIN	US0382221051				Agenda			935544381 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Rani Borkar		Management	For	For		For	For
1B.	Election of Director: Judy Bruner		Management	For	For		For	For
1C.	Election of Director: Xun (Eric) Chen		Management	For	For		For	For
1D.	Election of Director: Aart J. de Geus		Management	For	For		For	For
1E.	Election of Director: Gary E. Dickerson		Management	For	For		For	For
1F.	Election of Director: Thomas J. Iannotti		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1G.	Election of Director: Alexander A. Karsner		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director: Adrianna C. Ma		Management	For	For		For	For
1I.	Election of Director: Yvonne McGill		Management	For	For		For	For
1J.	Election of Director: Scott A. McGregor		Management	For	For		For	For
2.	Approval, on an advisory basis, of the compensation of Applied Materials' named executive officers for fiscal year 2021.		Management	For	For		For	For
3.	Ratification of the appointment of KPMG LLP as Applied Materials' independent registered public accounting firm for fiscal year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder proposal to amend the appropriate company governing documents to give the owners of a combined 10% of our outstanding common stock the power to call a special shareholder meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

5.	Shareholder proposal to improve the executive compensation program and policy, such as to include the CEO pay ratio factor and voices from employees.		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	745		0	01-Mar-2022	01-Mar-2022
STARBUCKS CORPORATION
Security	855244109				Meeting Type			Annual
Ticker Symbol	SBUX				Meeting Date			16-Mar-2022
ISIN	US8552441094				Agenda			935545799 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Richard E. Allison, Jr.		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1B.	Election of Director: Andrew Campion		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1C.	Election of Director: Mary N. Dillon		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1D.	Election of Director: Isabel Ge Mahe		Management	For	For		For	For
1E.	Election of Director: Mellody Hobson		Management	For	For		For	For
1F.	Election of Director: Kevin R. Johnson		Management	For	For		For	For
1G.	Election of Director: Jørgen Vig Knudstorp		Management	For	For		For	For
1H.	Election of Director: Satya Nadella		Management	For	For		For	For
1I.	Election of Director: Joshua Cooper Ramo		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1J.	Election of Director: Clara Shih		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1K.	Election of Director: Javier G. Teruel		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Approve amended and restated 2005 Long- Term Equity Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approve, on an advisory, nonbinding basis,the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Annual Reports Regarding the Prevention of Harassment and Discrimination in the Workplace.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will reduce the posed significant legal, reputational, and financial risk to Apple and its shareholders brought by lack of transparency that affects freedom of expression or access to information. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,904		0	07-Mar-2022	07-Mar-2022
BROADCOM INC
Security	11135F101				Meeting Type			Annual
Ticker Symbol	AVGO				Meeting Date			04-Apr-2022
ISIN	US11135F1012				Agenda			935550740 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Diane M. Bryant		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.	Election of Director: Gayla J. Delly		Management	For	For		For	For
1C.	Election of Director: Raul J. Fernandez		Management	For	For		For	For
1D.	Election of Director: Eddy W. Hartenstein		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director: Check Kian Low		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Justine F. Page		Management	For	For		For	For
1G.	Election of Director: Henry Samueli		Management	For	For		For	For
1H.	Election of Director: Hock E. Tan		Management	For	For		For	For
1I.	Election of Director: Harry L. You		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Ratification of the appointment of Pricewaterhouse- Coopers LLP as Broadcom's independent registered public accounting firm for the fiscal year ending October 30, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve compensation of Broadcom's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	584		0	08-Mar-2022	08-Mar-2022
SYNOPSYS, INC.
Security	871607107				Meeting Type			Annual
Ticker Symbol	SNPS				Meeting Date			12-Apr-2022
ISIN	US8716071076				Agenda			935552845 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Aart J. de Geus		Management	Against	For		Against	For

Comments: F21        Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1B.	Election of Director: Janice D. Chaffin		Management	For	For		For	For
1C.	Election of Director: Bruce R. Chizen		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: Mercedes Johnson		Management	For	For		For	For
1E.	Election of Director: Chrysostomos L. "Max" Nikias		Management	For	For		For	For
1F.	Election of Director: Jeannine P. Sargent		Management	For	For		For	For
1G.	Election of Director: John G. Schwarz		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director: Roy Vallee		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	To approve our 2006 Employee Equity Incentive Plan, as amended, in order to, among other items, increase the number of shares available for issuance under the plan by 3,000,000 shares.		Management	For	For		For	For
3.	To approve our Employee Stock Purchase Plan, as amended, in order to, among other items, increase the number of shares available for issuance under the plan by 2,000,000 shares.		Management	For	For		For	For
4.	To approve, on an advisory basis, the compensation of our named executive officers, as disclosed in the Proxy Statement.		Management	For	For		For	For
5.	To ratify the selection of KPMG LLP as our independent registered public accounting firm for the fiscal year ending October 29, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

6.	To vote on a stockholder proposal that permits stockholder action by written consent, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We have determined that it is a positive corporate governance measure to allow the stockholders to have the ability to take action by written consent, if such written consent or consents sets forth the action to be taken and is signed by the holders of outstanding stock having not less than the minimum number of votes that would be necessary to authorize or take such action at a meeting at which all shares entitled to vote on the matter were present and voted. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	322		0	29-Mar-2022	29-Mar-2022
IQVIA HOLDINGS INC.
Security	46266C105				Meeting Type			Annual
Ticker Symbol	IQV				Meeting Date			12-Apr-2022
ISIN	US46266C1053				Agenda			935553710 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	John P. Connaughton		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	2	John G. Danhakl		Withheld	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	3	James A. Fasano		For	For		For	For
	4	Leslie Wims Morris		For	For		For	For
2.	Amendment to Certificate of Incorporation to declassify the Board of Directors over time and provide for the annual election of all directors.		Management	For	For		For	For
3.	Advisory (non-binding) vote to approve executive compensation (say-on-pay).		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	If properly presented, a shareholder proposal regarding majority voting in uncontested director elections.		Management	For	Against		Against	For

Comments: Generally, we support proposals calling for majority vote requirements. We believe that majority vote requirements in boardroom elections enhance director accountability to shareholders and director accountability is the hallmark of good governance. The board election process should ensure that shareholder expressions of dissatisfaction with the performance of directors have real consequences.  A majority-vote standard will transform the director election process from a symbolic gesture to a process that gives meaningful voice to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

5.	The ratification of the appointment of PricewaterhouseCoopers LLP as IQVIA Holdings Inc.'s independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	382		0	29-Mar-2022	29-Mar-2022
DUKE REALTY CORPORATION
Security	264411505				Meeting Type			Annual
Ticker Symbol	DRE				Meeting Date			14-Apr-2022
ISIN	US2644115055				Agenda			935553621 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to serve for a one-year term ending at the 2023 Annual Meeting: John P. Case		Management	For	For		For	For
1b.	Election of Director to serve for a one-year term ending at the 2023 Annual Meeting: James B. Connor		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1c.	Election of Director to serve for a one-year term ending at the 2023 Annual Meeting: Tamara D. Fischer		Management	For	For		For	For
1d.	Election of Director to serve for a one-year term ending at the 2023 Annual Meeting: Norman K. Jenkins		Management	For	For		For	For
1e.	Election of Director to serve for a one-year term ending at the 2023 Annual Meeting: Kelly T. Killingsworth		Management	For	For		For	For
1f.	Election of Director to serve for a one-year term ending at the 2023 Annual Meeting: Melanie R. Sabelhaus		Management	For	For		For	For
1g.	Election of Director to serve for a one-year term ending at the 2023 Annual Meeting: Peter M. Scott, III		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director to serve for a one-year term ending at the 2023 Annual Meeting: David P. Stockert		Management	For	For		For	For
1i.	Election of Director to serve for a one-year term ending at the 2023 Annual Meeting: Chris T. Sultemeier		Management	For	For		For	For
1j.	Election of Director to serve for a one-year term ending at the 2023 Annual Meeting: Warren M. Thompson		Management	For	For		For	For
1k.	Election of Director to serve for a one-year term ending at the 2023 Annual Meeting: Lynn C. Thurber		Management	For	For		For	For
2.	To vote on an advisory basis to approve the compensation of the Company's named executive officers as set forth in the proxy statement.		Management	For	For		For	For
3.	To ratify the reappointment of KPMG LLP as the Company's independent registered public accountants for the fiscal year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,176		0	15-Mar-2022	15-Mar-2022
ADOBE INC.
Security	00724F101				Meeting Type			Annual
Ticker Symbol	ADBE				Meeting Date			14-Apr-2022
ISIN	US00724F1012				Agenda			935553669 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director to serve for a one-year term: Amy Banse		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.	Election of Director to serve for a one-year term: Brett Biggs		Management	For	For		For	For
1C.	Election of Director to serve for a one-year term: Melanie Boulden		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.	Election of Director to serve for a one-year term: Frank Calderoni		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director to serve for a one-year term: Laura Desmond		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director to serve for a one-year term: Shantanu Narayen		Management	For	For		For	For
1G.	Election of Director to serve for a one-year term: Spencer Neumann		Management	For	For		For	For
1H.	Election of Director to serve for a one-year term: Kathleen Oberg		Management	For	For		For	For
1I.	Election of Director to serve for a one-year term: Dheeraj Pandey		Management	For	For		For	For
1J.	Election of Director to serve for a one-year term: David Ricks		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1K.	Election of Director to serve for a one-year term: Daniel Rosensweig		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of Director to serve for a one-year term: John Warnock		Management	For	For		For	For
2.	Ratify the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending on December 2, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approve, on an advisory basis, the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	658		0	16-Mar-2022	16-Mar-2022
CARRIER GLOBAL CORPORATION
Security	14448C104				Meeting Type			Annual
Ticker Symbol	CARR				Meeting Date			14-Apr-2022
ISIN	US14448C1045				Agenda			935554027 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Jean-Pierre Garnier		Management	For	For		For	For
1B.	Election of Director: David Gitlin		Management	For	For		For	For
1C.	Election of Director: John J. Greisch		Management	For	For		For	For
1D.	Election of Director: Charles M. Holley, Jr.		Management	For	For		For	For
1E.	Election of Director: Michael M. McNamara		Management	For	For		For	For
1F.	Election of Director: Michael A. Todman		Management	For	For		For	For
1G.	Election of Director: Virginia M. Wilson		Management	For	For		For	For
1H.	Election of Director: Beth A. Wozniak		Management	For	For		For	For
2.	Advisory Vote to Approve Named Executive Officer Compensation.		Management	For	For		For	For
3.	Ratify Appointment of PricewaterhouseCoopers LLP to Serve as Independent Auditor for 2022.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	3,281		0	17-Mar-2022	17-Mar-2022
DOW INC.
Security	260557103				Meeting Type			Annual
Ticker Symbol	DOW				Meeting Date			14-Apr-2022
ISIN	US2605571031				Agenda			935554736 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Samuel R. Allen		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.	Election of Director: Gaurdie Banister Jr.		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: Wesley G. Bush		Management	For	For		For	For
1D.	Election of Director: Richard K. Davis		Management	For	For		For	For
1E.	Election of Director: Jerri DeVard		Management	For	For		For	For
1F.	Election of Director: Debra L. Dial		Management	For	For		For	For
1G.	Election of Director: Jeff M. Fettig		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Jim Fitterling		Management	For	For		For	For
1I.	Election of Director: Jacqueline C. Hinman		Management	For	For		For	For
1J.	Election of Director: Luis Alberto Moreno		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1K.	Election of Director: Jill S. Wyant		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1L.	Election of Director: Daniel W. Yohannes		Management	For	For		For	For
2.	Advisory Resolution to Approve Executive Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the Appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accounting Firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Stockholder Proposal - Independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	3,171		0	30-Mar-2022	30-Mar-2022
U.S. BANCORP
Security	902973304				Meeting Type			Annual
Ticker Symbol	USB				Meeting Date			19-Apr-2022
ISIN	US9029733048				Agenda			935556083 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Warner L. Baxter		Management	For	For		For	For
1B.	Election of Director: Dorothy J. Bridges		Management	For	For		For	For
1C.	Election of Director: Elizabeth L. Buse		Management	For	For		For	For
1D.	Election of Director: Andrew Cecere		Management	For	For		For	For
1E.	Election of Director: Kimberly N. Ellison- Taylor		Management	For	For		For	For
1F.	Election of Director: Kimberly J. Harris		Management	For	For		For	For
1G.	Election of Director: Roland A. Hernandez		Management	For	For		For	For
1H.	Election of Director: Olivia F. Kirtley		Management	For	For		For	For
1I.	Election of Director: Richard P. McKenney		Management	For	For		For	For
1J.	Election of Director: Yusuf I. Mehdi		Management	For	For		For	For
1K.	Election of Director: John P. Wiehoff		Management	For	For		For	For
1L.	Election of Director: Scott W. Wine		Management	For	For		For	For
2.	The ratification of the selection of Ernst & Young LLP as our independent auditor for the 2022 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	An advisory vote to approve the compensation of our executives disclosed in the proxy statement.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,121		0	23-Mar-2022	23-Mar-2022
EOG RESOURCES, INC.
Security	26875P101				Meeting Type			Annual
Ticker Symbol	EOG				Meeting Date			20-Apr-2022
ISIN	US26875P1012				Agenda			935557011 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director to serve until 2023: Janet F. Clark		Management	For	For		For	For
1B.	Election of Director to serve until 2023: Charles R. Crisp		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1C.	Election of Director to serve until 2023: Robert P. Daniels		Management	For	For		For	For
1D.	Election of Director to serve until 2023: James C. Day		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director to serve until 2023: C. Christopher Gaut		Management	For	For		For	For
1F.	Election of Director to serve until 2023: Michael T. Kerr		Management	For	For		For	For
1G.	Election of Director to serve until 2023: Julie J. Robertson		Management	For	For		For	For
1H.	Election of Director to serve until 2023: Donald F. Textor		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director to serve until 2023: William R. Thomas		Management	For	For		For	For
1J.	Election of Director to serve until 2023: Ezra Y. Yacob		Management	For	For		For	For
2.
To ratify the appointment by the Audit
Committee of the Board of Directors of
Deloitte & Touche LLP, independent
registered public accounting firm, as
auditors for the Company for the year
ending December 31, 2022.
			Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, by non-binding vote, the compensation of the Company's named executive officers.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,713		0	22-Mar-2022	22-Mar-2022
REGIONS FINANCIAL CORPORATION
Security	7591EP100				Meeting Type			Annual
Ticker Symbol	RF				Meeting Date			20-Apr-2022
ISIN	US7591EP1005				Agenda			935557871 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Samuel A. Di Piazza, Jr.		Management	For	For		For	For
1B.	Election of Director: Zhanna Golodryga		Management	For	For		For	For
1C.	Election of Director: John D. Johns		Management	For	For		For	For
1D.	Election of Director: Joia M. Johnson		Management	For	For		For	For
1E.	Election of Director: Ruth Ann Marshall		Management	For	For		For	For
1F.	Election of Director: Charles D. McCrary		Management	For	For		For	For
1G.	Election of Director: James T. Prokopanko		Management	For	For		For	For
1H.	Election of Director: Lee J. Styslinger III		Management	Against	For		Against	For

Comments: F6 Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: José S. Suquet		Management	For	For		For	For
1J.	Election of Director: John M. Turner, Jr.		Management	For	For		For	For
1K.	Election of Director: Timothy Vines		Management	For	For		For	For
2.	Ratification of Appointment of Ernst & Young LLP as the Independent Registered Public Accounting Firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote on Executive Compensation.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	9,197		0	16-Mar-2022	16-Mar-2022
SVB FINANCIAL GROUP
Security	78486Q101				Meeting Type			Annual
Ticker Symbol	SIVB				Meeting Date			21-Apr-2022
ISIN	US78486Q1013				Agenda			935556944 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Greg Becker		For	For		For	For
	2	Eric Benhamou		Withheld	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	3	Elizabeth "Busy" Burr		For	For		For	For
	4	Richard Daniels		For	For		For	For
	5	Alison Davis		For	For		For	For
	6	Joel Friedman		Withheld	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	7	Jeffrey Maggioncalda		Withheld	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	8	Beverly Kay Matthews		Withheld	For		Against	For

Comments: F3           Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

	9	Mary Miller		For	For		For	For
	10	Kate Mitchell		For	For		For	For
	11	Garen Staglin		Withheld	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	To approve, on an advisory basis, our executive compensation ("Say on Pay").		Management	For	For		For	For
3.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for its fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder proposal requesting that the Board of Directors oversee a racial equity audit.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	133		0	30-Mar-2022	30-Mar-2022
HUMANA INC.
Security	444859102				Meeting Type			Annual
Ticker Symbol	HUM				Meeting Date			21-Apr-2022
ISIN	US4448591028				Agenda			935557857 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A)	Election of Director: Raquel C. Bono, M.D.		Management	For	For		For	For
1B)	Election of Director: Bruce D. Broussard		Management	For	For		For	For
1C)	Election of Director: Frank A. D'Amelio		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D)	Election of Director: David T. Feinberg, M.D.		Management	For	For		For	For
1E)	Election of Director: Wayne A. I. Frederick, M.D.		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F)	Election of Director: John W. Garratt		Management	For	For		For	For
1G)	Election of Director: Kurt J. Hilzinger		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1H)	Election of Director: David A. Jones, Jr.		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I)	Election of Director: Karen W. Katz		Management	For	For		For	For
1J)	Election of Director: Marcy S. Klevorn		Management	For	For		For	For
1K)	Election of Director: William J. McDonald		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L)	Election of Director: Jorge S. Mesquita		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1M)	Election of Director: James J. O'Brien		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2)	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3)	Non-binding advisory vote for the approval of the compensation of the named executive officers as disclosed in the 2022 proxy statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	103		0	23-Mar-2022	23-Mar-2022
NEWMONT CORPORATION
Security	651639106				Meeting Type			Annual
Ticker Symbol	NEM				Meeting Date			21-Apr-2022
ISIN	US6516391066				Agenda			935558051 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Patrick Awuah. (Please note that an Against vote is treated as a Withhold)		Management	For	For		For	For
1B.	Election of Director: Gregory Boyce. (Please note that an Against vote is treated as a Withhold)		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: Bruce Brook. (Please note that an Against vote is treated as a Withhold)		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: Maura Clark. (Please note that an Against vote is treated as a Withhold)		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director: Emma FitzGerald. (Please note that an Against vote is treated as a Withhold)		Management	For	For		For	For
1F.	Election of Director: Mary Laschinger. (Please note that an Against vote is treated as a Withhold)		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director: José Manuel Madero. (Please note that an Against vote is treated as a Withhold)		Management	For	For		For	For
1H.	Election of Director: René Médori. (Please note that an Against vote is treated as a Withhold)		Management	For	For		For	For
1I.	Election of Director: Jane Nelson. (Please note that an Against vote is treated as a Withhold)		Management	For	For		For	For
1J.	Election of Director: Thomas Palmer. (Please note that an Against vote is treated as a Withhold)		Management	For	For		For	For
1K.	Election of Director: Julio Quintana. (Please note that an Against vote is treated as a Withhold)		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1L.	Election of Director: Susan Story. (Please note that an Against vote is treated as a Withhold)		Management	For	For		For	For
2.	Approve, on an Advisory Basis, Named Executive Officer Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratify Appointment of Independent Registered Public Accounting Firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	724		0	23-Mar-2022	23-Mar-2022
HCA HEALTHCARE, INC.
Security	40412C101				Meeting Type			Annual
Ticker Symbol	HCA				Meeting Date			21-Apr-2022
ISIN	US40412C1018				Agenda			935561236 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Thomas F. Frist III		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1B.	Election of Director: Samuel N. Hazen		Management	For	For		For	For
1C.	Election of Director: Meg G. Crofton		Management	For	For		For	For
1D.	Election of Director: Robert J. Dennis		Management	For	For		For	For
1E.	Election of Director: Nancy-Ann DeParle		Management	For	For		For	For
1F.	Election of Director: William R. Frist		Management	For	For		For	For
1G.	Election of Director: Charles O. Holliday, Jr.		Management	For	For		For	For
1H.	Election of Director: Hugh F. Johnston		Management	For	For		For	For
1I.	Election of Director: Michael W. Michelson		Management	For	For		For	For
1J.	Election of Director: Wayne J. Riley, M.D.		Management	For	For		For	For
1K.	Election of Director: Andrea B. Smith		Management	For	For		For	For
2.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve named executive officer compensation.		Management	For	For		For	For
4.	Stockholder proposal, if properly presented at the meeting, regarding political spending disclosure.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

5.	Stockholder proposal, if properly presented at the meeting, regarding lobbying disclosure.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	578		0	30-Mar-2022	30-Mar-2022
L3HARRIS TECHNOLOGIES INC.
Security	502431109				Meeting Type			Annual
Ticker Symbol	LHX				Meeting Date			22-Apr-2022
ISIN	US5024311095				Agenda			935559661 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director for a Term Expiring at 2023: Sallie B. Bailey		Management	For	For		For	For
1B.	Election of Director for a Term Expiring at 2023: William M. Brown		Management	For	For		For	For
1C.	Election of Director for a Term Expiring at 2023: Peter W. Chiarelli		Management	For	For		For	For
1D.	Election of Director for a Term Expiring at 2023: Thomas A. Corcoran		Management	For	For		For	For
1E.	Election of Director for a Term Expiring at 2023: Thomas A. Dattilo		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director for a Term Expiring at 2023: Roger B. Fradin		Management	For	For		For	For
1G.	Election of Director for a Term Expiring at 2023: Harry B. Harris Jr.		Management	For	For		For	For
1H.	Election of Director for a Term Expiring at 2023: Lewis Hay III		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director for a Term Expiring at 2023: Lewis Kramer		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director for a Term Expiring at 2023: Christopher E. Kubasik		Management	For	For		For	For
1K.	Election of Director for a Term Expiring at 2023: Rita S. Lane		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1L.	Election of Director for a Term Expiring at 2023: Robert B. Millard		Management	For	For		For	For
1M.	Election of Director for a Term Expiring at 2023: Lloyd W. Newton		Management	For	For		For	For
2.	To amend Our Restated Certificate of Incorporation to increase the maximum number of Board seats		Management	For	For		For	For
3.	Approval, in an Advisory Vote, of the Compensation of Named Executive Officers as Disclosed in the Proxy Statement		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Ratification of Appointment of Ernst & Young LLP as Independent Registered Public Accounting Firm for Fiscal Year 2022		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	658		0	05-Apr-2022	05-Apr-2022
FASTENAL COMPANY
Security	311900104				Meeting Type			Annual
Ticker Symbol	FAST				Meeting Date			23-Apr-2022
ISIN	US3119001044				Agenda			935558619 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Scott A. Satterlee		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1B.	Election of Director: Michael J. Ancius		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1C.	Election of Director: Stephen L. Eastman		Management	For	For		For	For
1D.	Election of Director: Daniel L. Florness		Management	For	For		For	For
1E.	Election of Director: Rita J. Heise		Management	For	For		For	For
1F.	Election of Director: Hsenghung Sam Hsu		Management	For	For		For	For
1G.	Election of Director: Daniel L. Johnson		Management	For	For		For	For
1H.	Election of Director: Nicholas J. Lundquist		Management	For	For		For	For
1I.	Election of Director: Sarah N. Nielsen		Management	For	For		For	For
1J.	Election of Director: Reyne K. Wisecup		Management	For	For		For	For
2.	Ratification of the appointment of KPMG LLP as independent registered public accounting firm for the 2022 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, by non-binding vote, of executive compensation.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	6,735		0	28-Mar-2022	28-Mar-2022
HONEYWELL INTERNATIONAL INC.
Security	438516106				Meeting Type			Annual
Ticker Symbol	HON				Meeting Date			25-Apr-2022
ISIN	US4385161066				Agenda			935559510 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Darius Adamczyk		Management	Against	For		Against	For

Comments: F21  Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1B.	Election of Director: Duncan B. Angove		Management	Against	For		Against	For

Comments: F18  Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: William S. Ayer		Management	Against	For		Against	For

Comments: F18  Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.	Election of Director: Kevin Burke		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: D. Scott Davis		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18  Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Deborah Flint		Management	For	For		For	For
1G.	Election of Director: Rose Lee		Management	For	For		For	For
1H.	Election of Director: Grace D. Lieblein		Management	Against	For		Against	For

Comments: F18  Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: George Paz		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18  Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: Robin L. Washington		Management	For	For		For	For
2.	Advisory Vote to Approve Executive Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approval of Appointment of Independent Accountants.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareowner Proposal - Special Shareholder Meeting Improvement.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

5.	Shareowner Proposal - Climate Lobbying Report.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

6.	Shareowner Proposal - Environmental and Social Due Diligence.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	966		0	11-Apr-2022	11-Apr-2022
RAYTHEON TECHNOLOGIES
Security	75513E101				Meeting Type			Annual
Ticker Symbol	RTX				Meeting Date			25-Apr-2022
ISIN	US75513E1010				Agenda			935559673 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Tracy A. Atkinson		Management	For	For		For	For
1B.	Election of Director: Bernard A.Harris,Jr.		Management	For	For		For	For
1C.	Election of Director: Gregory J. Hayes		Management	For	For		For	For
1D.	Election of Director: George R. Oliver		Management	For	For		For	For
1E.	Election of Director: Robert K. (Kelly) Ortberg		Management	For	For		For	For
1F.	Election of Director: Margaret L. O'Sullivan		Management	For	For		For	For
1G.	Election of Director: Dinesh C. Paliwal		Management	For	For		For	For
1H.	Election of Director: Ellen M. Pawlikowski		Management	For	For		For	For
1I.	Election of Director: Denise L. Ramos		Management	For	For		For	For
1J.	Election of Director: Fredric G. Reynolds		Management	For	For		For	For
1K.	Election of Director: Brian C. Rogers		Management	For	For		For	For
1L.	Election of Director: James A. Winnefeld, Jr.		Management	For	For		For	For
1M.	Election of Director: Robert O. Work		Management	For	For		For	For
2.	Advisory Vote to Approve Executive Compensation		Management	For	For		For	For
3.	Appoint PricewaterhouseCoopers LLP to Serve as Independent Auditor for 2022		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approve an Amendment to the Restated Certificate of Incorporation to Reduce the Voting Threshold Required to Repeal Article Ninth		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	3,055		0	31-Mar-2022	31-Mar-2022
CHARTER COMMUNICATIONS, INC.
Security	16119P108				Meeting Type			Annual
Ticker Symbol	CHTR				Meeting Date			26-Apr-2022
ISIN	US16119P1084				Agenda			935556300 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: W. Lance Conn		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.	Election of Director: Kim C. Goodman		Management	For	For		For	For
1C.	Election of Director: Craig A. Jacobson		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: Gregory B. Maffei		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director: John D. Markley, Jr.		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director: David C. Merritt		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1G.	Election of Director: James E. Meyer		Management	For	For		For	For
1H.	Election of Director: Steven A. Miron		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: Balan Nair		Management	For	For		For	For
1J.	Election of Director: Michael A. Newhouse		Management	For	For		For	For
1K.	Election of Director: Mauricio Ramos		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1L.	Election of Director: Thomas M. Rutledge		Management	Against	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Rating of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1M.	Election of Director: Eric L. Zinterhofer		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	The ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ended December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Stockholder proposal regarding lobbying activities.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

4.	Stockholder proposal regarding Chairman of the Board and CEO roles.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

5.	Stockholder proposal regarding political and electioneering expenditure congruency report.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Stockholder proposal regarding disclosure of greenhouse gas emissions.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	Stockholder proposal regarding EEO-1 reports.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	Stockholder proposal regarding diversity, equity and inclusion reports.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	157		0	13-Apr-2022	13-Apr-2022
WELLS FARGO & COMPANY
Security	949746101				Meeting Type			Annual
Ticker Symbol	WFC				Meeting Date			26-Apr-2022
ISIN	US9497461015				Agenda			935558594 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Steven D. Black		Management	For	For		For	For
1B.	Election of Director: Mark A. Chancy		Management	For	For		For	For
1C.	Election of Director: Celeste A. Clark		Management	For	For		For	For
1D.	Election of Director: Theodore F. Craver, Jr.		Management	For	For		For	For
1E.	Election of Director: Richard K. Davis		Management	For	For		For	For
1F.	Election of Director: Wayne M. Hewett		Management	For	For		For	For
1G.	Election of Director: CeCelia ("CeCe") G. Morken		Management	For	For		For	For
1H.	Election of Director: Maria R. Morris		Management	For	For		For	For
1I.	Election of Director: Felicia F. Norwood		Management	For	For		For	For
1J.	Election of Director: Richard B. Payne, Jr.		Management	For	For		For	For
1K.	Election of Director: Juan A. Pujadas		Management	For	For		For	For
1L.	Election of Director: Ronald L. Sargent		Management	For	For		For	For
1M.	Election of Director: Charles W. Scharf		Management	For	For		For	For
1N.	Election of Director: Suzanne M. Vautrinot		Management	For	For		For	For
2.	Advisory resolution to approve executive compensation (Say on Pay).		Management	For	For		For	For
3.	Approve the Company's 2022 Long-Term Incentive Plan.		Management	For	For		For	For
4.	Ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal - Policy for Management Pay Clawback Authorization.		Shareholder	Against	Against		For	For

Comments: The determination as to whether clawback policies are satisfactory should be made by the
Company in a manner consistent with its disclosure policies and procedures. While the SEC has yet to announce specific rules implementing the clawback provisions of the Dodd-Frank Act, we believe that the current mandates of the Company's clawback policies are sufficient and appropriate. Until a broader disclosure requirement applicable to all public companies is approved by the SEC, it is suitable for the
Company to defer the decision on revising its existing clawback policies. Given the preceding details, we believe that the Company's existing policy strikes an appropriate balance and establishes appropriate standards for recoupment of incentive compensation while providing sufficient detail to appropriately inform and motivate employees. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Shareholder Proposal - Report on Incentive-Based Compensation and Risks of Material Losses.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal is necessary and is in the best long-term interest of the Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

7.	Shareholder Proposal - Racial and Gender Board Diversity Report.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging board. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

8.	Shareholder Proposal - Report on Respecting Indigenous Peoples' Rights.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

9.	Shareholder Proposal - Climate Change Policy.		Shareholder	Against	Against		For	For

Comments: We believe that the policy change requested by the proposal is unnecessary and would restrict the company's ability to implement its own climate strategy. As such, we recommend a vote AGAINST this
Proposal.

10.	Shareholder Proposal - Conduct a Racial Equity Audit.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will allow the Company to protect the Company's brand value and reputation on diversity issues. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

11.	Shareholder Proposal - Charitable Donations Disclosure.		Shareholder	Against	Against		For	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	4,113		0	13-Apr-2022	13-Apr-2022
CENTENE CORPORATION
Security	15135B101				Meeting Type			Annual
Ticker Symbol	CNC				Meeting Date			26-Apr-2022
ISIN	US15135B1017				Agenda			935559863 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Orlando Ayala		Management	For	For		For	For
1B.	Election of Director: Kenneth A. Burdick		Management	For	For		For	For
1C.	Election of Director: H. James Dallas		Management	For	For		For	For
1D.	Election of Director: Sarah M. London		Management	For	For		For	For
1E.	Election of Director: Theodore R. Samuels		Management	For	For		For	For
2.	ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.		Management	For	For		For	For
3.	RATIFICATION OF APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS.		Management	For	For		For	For
5.	BOARD PROPOSAL REGARDING STOCKHOLDER RIGHT TO CALL FOR A SPECIAL STOCKHOLDER MEETING.		Management	Against	For		Against	For

Comments: We do not believe it is appropriate to enable only holders of at least 25% or more of the common stock to have an ability to call a special meeting. We believe that it is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote AGAINST this Proposal.

6.	STOCKHOLDER PROPOSAL TO ALLOW FOR THE SHAREHOLDER RIGHT TO CALL FOR A SPECIAL SHAREHOLDER MEETING.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	598		0	04-Apr-2022	04-Apr-2022
BANK OF AMERICA CORPORATION
Security	060505104				Meeting Type			Annual
Ticker Symbol	BAC				Meeting Date			26-Apr-2022
ISIN	US0605051046				Agenda			935560335 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Sharon L. Allen		Management	For	For		For	For
1B.	Election of Director: Frank P. Bramble, Sr.		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1C.	Election of Director: Pierre J.P. de Weck		Management	For	For		For	For
1D.	Election of Director: Arnold W. Donald		Management	For	For		For	For
1E.	Election of Director: Linda P. Hudson		Management	For	For		For	For
1F.	Election of Director: Monica C. Lozano		Management	For	For		For	For
1G.	Election of Director: Brian T. Moynihan		Management	For	For		For	For
1H.	Election of Director: Lionel L. Nowell III		Management	For	For		For	For
1I.	Election of Director: Denise L. Ramos		Management	For	For		For	For
1J.	Election of Director: Clayton S. Rose		Management	For	For		For	For
1K.	Election of Director: Michael D. White		Management	For	For		For	For
1L.	Election of Director: Thomas D. Woods		Management	For	For		For	For
1M.	Election of Director: R. David Yost		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1N.	Election of Director: Maria T. Zuber		Management	For	For		For	For
2.	Approving our executive compensation (an advisory, nonbinding "Say on Pay" resolution)		Management	For	For		For	For
3.	Ratifying the appointment of our independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Ratifying the Delaware Exclusive Forum Provision in our Bylaws.		Management	For	For		For	For
5.	Shareholder proposal requesting a civil rights and nondiscrimination audit.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will allow the Company to protect the Company's brand value and reputation on diversity issues. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder proposal requesting adoption of policy to cease financing new fossil fuel supplies.		Shareholder	Against	Against		For	For

Comments: We believe that the policy change requested by the proposal is unnecessary and would restrict the company's ability to implement its own climate strategy. As such, we recommend a vote AGAINST this
Proposal.

7.	Shareholder proposal requesting a report on charitable donations.		Shareholder	Against	Against		For	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	58		0	11-Apr-2022	11-Apr-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	9,500		0	11-Apr-2022	11-Apr-2022
TRUIST FINANCIAL CORPORATION
Security	89832Q109				Meeting Type			Annual
Ticker Symbol	TFC				Meeting Date			26-Apr-2022
ISIN	US89832Q1094				Agenda			935561995 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director for one year term expiring at 2023: Jennifer S. Banner		Management	For	For		For	For
1B.	Election of Director for one year term expiring at 2023: K. David Boyer, Jr.		Management	For	For		For	For
1C.	Election of Director for one year term expiring at 2023: Agnes Bundy Scanlan		Management	For	For		For	For
1D.	Election of Director for one year term expiring at 2023: Anna R. Cablik		Management	For	For		For	For
1E.	Election of Director for one year term expiring at 2023: Dallas S. Clement		Management	For	For		For	For
1F.	Election of Director for one year term expiring at 2023: Paul D. Donahue		Management	For	For		For	For
1G.	Election of Director for one year term expiring at 2023: Patrick C. Graney III		Management	For	For		For	For
1H.	Election of Director for one year term expiring at 2023: Linnie M. Haynesworth		Management	For	For		For	For
1I.	Election of Director for one year term expiring at 2023: Kelly S. King		Management	For	For		For	For
1J.	Election of Director for one year term expiring at 2023: Easter A. Maynard		Management	For	For		For	For
1K.	Election of Director for one year term expiring at 2023: Donna S. Morea		Management	For	For		For	For
1L.	Election of Director for one year term expiring at 2023: Charles A. Patton		Management	For	For		For	For
1M.	Election of Director for one year term expiring at 2023: Nido R. Qubein		Management	For	For		For	For
1N.	Election of Director for one year term expiring at 2023: David M. Ratcliffe		Management	For	For		For	For
1O.	Election of Director for one year term expiring at 2023: William H. Rogers, Jr.		Management	For	For		For	For
1P.	Election of Director for one year term expiring at 2023: Frank P. Scruggs, Jr.		Management	For	For		For	For
1Q.	Election of Director for one year term expiring at 2023: Christine Sears		Management	For	For		For	For
1R.	Election of Director for one year term expiring at 2023: Thomas E. Skains		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1S.	Election of Director for one year term expiring at 2023: Bruce L. Tanner		Management	For	For		For	For
1T.	Election of Director for one year term expiring at 2023: Thomas N. Thompson		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1U.	Election of Director for one year term expiring at 2023: Steven C. Voorhees		Management	For	For		For	For
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as Truist's independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve Truist's executive compensation program.		Management	For	For		For	For
4.	To approve the Truist Financial Corporation 2022 Incentive Plan.		Management	For	For		For	For
5.	To approve the Truist Financial Corporation 2022 Employee Stock Purchase Plan.		Management	For	For		For	For
6.	Shareholder proposal regarding an independent Chairman of the Board of Directors, if properly presented at the Annual Meeting.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,334		0	04-Apr-2022	04-Apr-2022
THE COCA-COLA COMPANY
Security	191216100				Meeting Type			Annual
Ticker Symbol	KO				Meeting Date			26-Apr-2022
ISIN	US1912161007				Agenda			935562086 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Herb Allen		Management	For	For		For	For
1B.	Election of Director: Marc Bolland		Management	For	For		For	For
1C.	Election of Director: Ana Botín		Management	For	For		For	For
1D.	Election of Director: Christopher C. Davis		Management	For	For		For	For
1E.	Election of Director: Barry Diller		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director: Helene D. Gayle		Management	For	For		For	For
1G.	Election of Director: Alexis M. Herman		Management	For	For		For	For
1H.	Election of Director: Maria Elena Lagomasino		Management	For	For		For	For
1I.	Election of Director: James Quincey		Management	For	For		For	For
1J.	Election of Director: Caroline J. Tsay		Management	For	For		For	For
1K.	Election of Director: David B. Weinberg		Management	For	For		For	For
2.	Advisory vote to approve executive compensation		Management	For	For		For	For
3.	Ratification of the appointment of Ernst & Young LLP as Independent Auditors of the Company to serve for the 2022 fiscal year		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareowner proposal regarding an external public health impact disclosure		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

5.	Shareowner proposal regarding a global transparency report		Shareholder	Against	Against		For	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Shareowner proposal regarding an independent Board Chair policy		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	3,186		0	07-Apr-2022	07-Apr-2022
CITIGROUP INC.
Security	172967424				Meeting Type			Annual
Ticker Symbol	C				Meeting Date			26-Apr-2022
ISIN	US1729674242				Agenda			935563177 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Ellen M. Costello		Management	For	For		For	For
1b.	Election of Director: Grace E. Dailey		Management	For	For		For	For
1c.	Election of Director: Barbara J. Desoer		Management	For	For		For	For
1d.	Election of Director: John C. Dugan		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1e.	Election of Director: Jane N. Fraser		Management	For	For		For	For
1f.	Election of Director: Duncan P. Hennes		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director: Peter B. Henry		Management	For	For		For	For
1h.	Election of Director: S. Leslie Ireland		Management	For	For		For	For
1i.	Election of Director: Renée J. James		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1j.	Election of Director: Gary M. Reiner		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.	Election of Director: Diana L. Taylor		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1l.	Election of Director: James S. Turley		Management	For	For		For	For
2.	Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accountants for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve our 2021 Executive Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval of additional shares for the Citigroup 2019 Stock Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Stockholder proposal requesting a Management Pay Clawback policy.		Shareholder	Against	Against		For	For

Comments: The determination as to whether clawback policies are satisfactory should be made by the
Company in a manner consistent with its disclosure policies and procedures. We believe that the
Company's existing policy strikes an appropriate balance and establishes appropriate standards for recoupment of incentive compensation while providing sufficient detail to appropriately inform and motivate employees. After evaluating the details pursuant to the shareholder proposal and in accordance with the
Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Stockholder proposal requesting an Independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	Stockholder Proposal requesting a report on the effectiveness of Citi's policies and practices in respecting Indigenous Peoples' rights in Citi's existing and proposed financing.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

8.	Stockholder Proposal requesting that the Board adopt a policy to end new fossil fuel financing.		Shareholder	Against	Against		For	For

Comments: However, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. We recommend a vote AGAINST this Proposal.

9.	Stockholder proposal requesting a non- discrimination audit analyzing the Company's impacts on civil rights and non- discrimination for all Americans.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	81		0	14-Apr-2022	14-Apr-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	2,800		0	14-Apr-2022	14-Apr-2022
DOMINO'S PIZZA, INC.
Security	25754A201				Meeting Type			Annual
Ticker Symbol	DPZ				Meeting Date			26-Apr-2022
ISIN	US25754A2015				Agenda			935563242 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	David A. Brandon		Withheld	For		Against	For

Comments: F3        Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.
F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

	2	C. Andrew Ballard		For	For		For	For
	3	Andrew B. Balson		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	4	Corie S. Barry		For	For		For	For
	5	Diana F. Cantor		For	For		For	For
	6	Richard L. Federico		For	For		For	For
	7	James A. Goldman		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	8	Patricia E. Lopez		For	For		For	For
	9	Russell J. Weiner		For	For		For	For
2.	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for the 2022 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve the compensation of the named executive officers of the Company.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	104		0	24-Mar-2022	24-Mar-2022
KIMBERLY-CLARK CORPORATION
Security	494368103				Meeting Type			Annual
Ticker Symbol	KMB				Meeting Date			27-Apr-2022
ISIN	US4943681035				Agenda			935557249 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director for a term expire at 2023 Annual Meeting: Sylvia M. Burwell		Management	For	For		For	For
1B.	Election of Director for a term expire at 2023 Annual Meeting: John W. Culver		Management	For	For		For	For
1C.	Election of Director for a term expire at 2023 Annual Meeting: Robert W. Decherd		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director for a term expire at 2023 Annual Meeting: Michael D. Hsu		Management	For	For		For	For
1E.	Election of Director for a term expire at 2023 Annual Meeting: Mae C. Jemison, M.D.		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director for a term expire at 2023 Annual Meeting: S. Todd Maclin		Management	For	For		For	For
1G.	Election of Director for a term expire at 2023 Annual Meeting: Deirdre A. Mahlan		Management	For	For		For	For
1H.	Election of Director for a term expire at 2023 Annual Meeting: Sherilyn S. McCoy		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director for a term expire at 2023 Annual Meeting: Christa S. Quarles		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director for a term expire at 2023 Annual Meeting: Jaime A. Ramirez		Management	For	For		For	For
1K.	Election of Director for a term expire at 2023 Annual Meeting: Dunia A. Shive		Management	For	For		For	For
1L.	Election of Director for a term expire at 2023 Annual Meeting: Mark T. Smucker		Management	For	For		For	For
1M.	Election of Director for a term expire at 2023 Annual Meeting: Michael D. White		Management	For	For		For	For
2.	Ratification of Auditor		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Named Executive Officer Compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,524		0	07-Apr-2022	07-Apr-2022
CIGNA CORPORATION
Security	125523100				Meeting Type			Annual
Ticker Symbol	CI				Meeting Date			27-Apr-2022
ISIN	US1255231003				Agenda			935562911 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: David M. Cordani		Management	Against	For		Against	For

Comments: F21        Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1B.	Election of Director: William J. DeLaney		Management	For	For		For	For
1C.	Election of Director: Eric J. Foss		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.	Election of Director: Elder Granger, MD, MG, USA (Retired)		Management	For	For		For	For
1E.	Election of Director: Neesha Hathi		Management	For	For		For	For
1F.	Election of Director: George Kurian		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director: Kathleen M. Mazzarella		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Mark B. McClellan, MD, PhD		Management	For	For		For	For
1I.	Election of Director: Kimberly A. Ross		Management	For	For		For	For
1J.	Election of Director: Eric C. Wiseman		Management	For	For		For	For
1K.	Election of Director: Donna F. Zarcone		Management	For	For		For	For
2.	Advisory approval of Cigna's executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of PricewaterhouseCoopers LLP as Cigna's independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder proposal - Special shareholder meeting improvement.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

5.	Shareholder proposal - Gender pay gap report.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. Pay disparities by gender in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.
In accordance with Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal

6.	Shareholder proposal - Political contributions report.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	510		0	13-Apr-2022	13-Apr-2022
MARATHON PETROLEUM CORPORATION
Security	56585A102				Meeting Type			Annual
Ticker Symbol	MPC				Meeting Date			27-Apr-2022
ISIN	US56585A1025				Agenda			935563230 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Class II Directors: Evan Bayh		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1B.	Election of Class II Directors: Charles E. Bunch		Management	For	For		For	For
1C.	Election of Class II Directors: Edward G. Galante		Management	For	For		For	For
1D.	Election of Class II Directors: Kim K.W. Rucker		Management	For	For		For	For
2.	Ratification of the selection of PriceWaterhouseCoopers LLP as the company's independent auditor for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, on an advisory basis, of the company's named executive officer compensation.		Management	For	For		For	For
4.	Approval of an amendment to the company's Restated Certificate of Incorporation to declassify the Board of Directors.		Management	For	For		For	For
5.	Approval of an amendment to the company's Restated Certificate of Incorporation to eliminate the supermajority provisions.		Management	For	For		For	For
6.	Approval of an amendment to the company's Restated Certificate of Incorporation to amend the exclusive forum provision.		Management	For	For		For	For
7.	Shareholder proposal seeking alternative right to call a special meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

8.	Shareholder proposal seeking an amendment to the company's existing clawback provisions.		Shareholder	Against	Against		For	For

Comments: The determination as to whether clawback policies are satisfactory should be made by the
Company in a manner consistent with its disclosure policies and procedures. We believe that the
Company's existing policy strikes an appropriate balance and establishes appropriate standards for recoupment of incentive compensation while providing sufficient detail to appropriately inform and motivate employees. After evaluating the details pursuant to the shareholder proposal and in accordance with the
Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

9.	Shareholder proposal seeking a report on just transition.		Shareholder	For	Against		Against	For

Comments: We believe that improved transparency and accountability will enhance the Company's commitment to long-term sustainability. In accordance with Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,338		0	18-Apr-2022	18-Apr-2022
NRG ENERGY, INC.
Security	629377508				Meeting Type			Annual
Ticker Symbol	NRG				Meeting Date			28-Apr-2022
ISIN	US6293775085				Agenda			935560006 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: E. Spencer Abraham		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.	Election of Director: Antonio Carrillo		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: Matthew Carter, Jr.		Management	For	For		For	For
1D.	Election of Director: Lawrence S. Coben		Management	For	For		For	For
1E.	Election of Director: Heather Cox		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Elisabeth B. Donohue		Management	For	For		For	For
1G.	Election of Director: Mauricio Gutierrez		Management	For	For		For	For
1H.	Election of Director: Paul W. Hobby		Management	For	For		For	For
1I.	Election of Director: Alexandra Pruner		Management	For	For		For	For
1J.	Election of Director: Anne C. Schaumburg		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1K.	Election of Director: Thomas H. Weidemeyer		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	To approve, on a non-binding advisory basis, the compensation of the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	4,072		0	12-Apr-2022	12-Apr-2022
INTUITIVE SURGICAL, INC.
Security	46120E602				Meeting Type			Annual
Ticker Symbol	ISRG				Meeting Date			28-Apr-2022
ISIN	US46120E6023				Agenda			935560765 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Craig H. Barratt, Ph.D.		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Rating of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1B.	Election of Director: Joseph C. Beery		Management	For	For		For	For
1C.	Election of Director: Gary S. Guthart, Ph.D.		Management	For	For		For	For
1D.	Election of Director: Amal M. Johnson		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: Don R. Kania, Ph.D.		Management	For	For		For	For
1F.	Election of Director: Amy L. Ladd, M.D.		Management	For	For		For	For
1G.	Election of Director: Keith R. Leonard, Jr.		Management	For	For		For	For
1H.	Election of Director: Alan J. Levy, Ph.D.		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: Jami Dover Nachtsheim		Management	For	For		For	For
1J.	Election of Director: Monica P. Reed, M.D.		Management	For	For		For	For
1K.	Election of Director: Mark J. Rubash		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	To approve, by advisory vote, the compensation of the Company's Named Executive Officers.		Management	For	For		For	For
3.	The ratification of appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	To approve the Company's Amended and Restated 2010 Incentive Award Plan.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	378		0	14-Apr-2022	14-Apr-2022
TEXAS INSTRUMENTS INCORPORATED
Security	882508104				Meeting Type			Annual
Ticker Symbol	TXN				Meeting Date			28-Apr-2022
ISIN	US8825081040				Agenda			935560842 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Mark A. Blinn		Management	For	For		For	For
1B.	Election of Director: Todd M. Bluedorn		Management	For	For		For	For
1C.	Election of Director: Janet F. Clark		Management	For	For		For	For
1D.	Election of Director: Carrie S. Cox		Management	For	For		For	For
1E.	Election of Director: Martin S. Craighead		Management	For	For		For	For
1F.	Election of Director: Jean M. Hobby		Management	For	For		For	For
1G.	Election of Director: Michael D. Hsu		Management	For	For		For	For
1H.	Election of Director: Haviv Ilan		Management	For	For		For	For
1I.	Election of Director: Ronald Kirk		Management	For	For		For	For
1J.	Election of Director: Pamela H. Patsley		Management	For	For		For	For
1K.	Election of Director: Robert E. Sanchez		Management	For	For		For	For
1L.	Election of Director: Richard K. Templeton		Management	For	For		For	For
2.	Board proposal regarding advisory approval of the Company's executive compensation.		Management	For	For		For	For
3.	Board proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Stockholder proposal to permit a combined 10% of stockholders to call a special meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	35		0	21-Apr-2022	21-Apr-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	1,320		0	21-Apr-2022	21-Apr-2022
THE GOLDMAN SACHS GROUP, INC.
Security	38141G104				Meeting Type			Annual
Ticker Symbol	GS				Meeting Date			28-Apr-2022
ISIN	US38141G1040				Agenda			935561642 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Michele Burns		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.	Election of Director: Drew Faust		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: Mark Flaherty		Management	For	For		For	For
1D.	Election of Director: Kimberley Harris		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director: Ellen Kullman		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Lakshmi Mittal		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director: Adebayo Ogunlesi		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Peter Oppenheimer		Management	For	For		For	For
1I.	Election of Director: David Solomon		Management	For	For		For	For
1J.	Election of Director: Jan Tighe		Management	For	For		For	For
1K.	Election of Director: Jessica Uhl		Management	For	For		For	For
1L.	Election of Director: David Viniar		Management	For	For		For	For
1M.	Election of Director: Mark Winkelman		Management	For	For		For	For
2.	Advisory Vote to Approve Executive Compensation (Say on Pay)		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of PricewaterhouseCoopers LLP as our Independent Registered Public Accounting Firm for 2022		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder Proposal Regarding Charitable Giving Reporting		Shareholder	Against	Against		For	For

Comments: However, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

5.	Shareholder Proposal Regarding a Policy for an Independent Chair		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder Proposal Regarding a Policy to Ensure Lending and Underwriting do not Contribute to New Fossil Fuel Development		Shareholder	Against	Against		For	For

Comments: We do not believe that the expenditure of the additional human and financial resources that would be required to produce another report on this subject matter would be a necessary or prudent use of
Company and shareholder assets. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Shareholder Proposal Regarding Special Shareholder Meeting Thresholds		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	628		0	22-Apr-2022	22-Apr-2022
MODERNA, INC.
Security	60770K107				Meeting Type			Annual
Ticker Symbol	MRNA				Meeting Date			28-Apr-2022
ISIN	US60770K1079				Agenda			935561717 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Noubar Afeyan, Ph.D.		Withheld	For		Against	For

Comments: F3    Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

F7    Affiliation - Founder - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines a director who is the founder of the Company is considered affiliated.

We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	2	Stéphane Bancel		For	For		For	For
	3	François Nader, M.D.		For	For		For	For
2.	To approve, on a non-binding, advisory basis, the compensation of our named executive officers.		Management	For	For		For	For
3.	To ratify the appointment of Ernst & Young LLP as our registered independent public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	To vote on a shareholder proposal relating to the feasibility of transferring intellectual property.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	348		0	21-Apr-2022	21-Apr-2022
PFIZER INC.
Security	717081103				Meeting Type			Annual
Ticker Symbol	PFE				Meeting Date			28-Apr-2022
ISIN	US7170811035				Agenda			935562062 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Ronald E. Blaylock		Management	For	For		For	For
1B.	Election of Director: Albert Bourla		Management	For	For		For	For
1C.	Election of Director: Susan Desmond- Hellmann		Management	For	For		For	For
1D.	Election of Director: Joseph J. Echevarria		Management	For	For		For	For
1E.	Election of Director: Scott Gottlieb		Management	For	For		For	For
1F.	Election of Director: Helen H. Hobbs		Management	For	For		For	For
1G.	Election of Director: Susan Hockfield		Management	For	For		For	For
1H.	Election of Director: Dan R. Littman		Management	For	For		For	For
1I.	Election of Director: Shantanu Narayen		Management	For	For		For	For
1J.	Election of Director: Suzanne Nora Johnson		Management	For	For		For	For
1K.	Election of Director: James Quincey		Management	For	For		For	For
1L.	Election of Director: James C. Smith		Management	For	For		For	For
2.	Ratify the selection of KPMG LLP as independent registered public accounting firm for 2022		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	2022 advisory approval of executive compensation		Management	For	For		For	For
4.	Shareholder proposal regarding amending proxy access		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

5.	Shareholder proposal regarding report on political expenditures congruency		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Shareholder proposal regarding report on transfer of intellectual property to potential COVID-19 manufacturers		Shareholder	Against	Against		For	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Shareholder proposal regarding report on board oversight of risks related to anticompetitive practices		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. As such, in accordance with Egan-Jones
Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.	Shareholder proposal regarding report on public health costs of protecting vaccine technology		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. As such, in accordance with Egan-Jones
Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	5,453		0	22-Apr-2022	22-Apr-2022
JOHNSON & JOHNSON
Security	478160104				Meeting Type			Annual
Ticker Symbol	JNJ				Meeting Date			28-Apr-2022
ISIN	US4781601046				Agenda			935562997 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Darius Adamczyk		Management	For	For		For	For
1B.	Election of Director: Mary C. Beckerle		Management	For	For		For	For
1C.	Election of Director: D. Scott Davis		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1D.	Election of Director: Ian E. L. Davis		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1E.	Election of Director: Jennifer A. Doudna		Management	For	For		For	For
1F.	Election of Director: Joaquin Duato		Management	For	For		For	For
1G.	Election of Director: Alex Gorsky		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1H.	Election of Director: Marillyn A. Hewson		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1I.	Election of Director: Hubert Joly		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1J.	Election of Director: Mark B. McClellan		Management	For	For		For	For
1K.	Election of Director: Anne M. Mulcahy		Management	For	For		For	For
1L.	Election of Director: A. Eugene Washington		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1M.	Election of Director: Mark A. Weinberger		Management	For	For		For	For
1N.	Election of Director: Nadja Y. West		Management	For	For		For	For
2.	Advisory Vote to Approve Named Executive Officer Compensation.		Management	For	For		For	For
3.	Approval of the Company's 2022 Long- Term Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Ratification of Appointment of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Proposal Withdrawn (Federal Securities Laws Mandatory Arbitration Bylaw).		Shareholder	Against	None			For

Comments: We believe that the approval of this shareholder proposal is not advisable and is not in the best interests of the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Civil Rights, Equity, Diversity & Inclusion Audit Proposal.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity in the community it serves. As such, we believe that adoption of this proposal is in the best interests of the
Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

7.	Third Party Racial Justice Audit.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity in the community it serves. As such, we believe that adoption of this proposal is in the best interests of the
Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	Report on Government Financial Support and Access to COVID-19 Vaccines and Therapeutics.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this shareholder proposal is not advisable and is not in the best interests of the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

9.	Report on Public Health Costs of Protecting Vaccine Technology.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this shareholder proposal is not advisable and is not in the best interests of the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

10.	Discontinue Global Sales of Baby Powder Containing Talc.		Shareholder	Against	Against		For	For
Comments: Given the Company's commitment and accountability to provide its consumers with products that are as safe as possible, we recommend a vote AGAINST this Proposal.
11.	Request for Charitable Donations Disclosure.		Shareholder	Against	Against		For	For

Comments: However, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

12.	Third Party Review and Report on Lobbying Activities Alignment with Position on Universal Health Coverage.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to lobbying activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

13.	Adopt Policy to Include Legal and Compliance Costs in Incentive Compensation Metrics.		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

14.	CEO Compensation to Weigh Workforce Pay and Ownership.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	537		0	25-Apr-2022	25-Apr-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	2,510		0	25-Apr-2022	25-Apr-2022
EDISON INTERNATIONAL
Security	281020107				Meeting Type			Annual
Ticker Symbol	EIX				Meeting Date			28-Apr-2022
ISIN	US2810201077				Agenda			935563026 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Jeanne Beliveau-Dunn		Management	For	For		For	For
1B.	Election of Director: Michael C. Camuñez		Management	For	For		For	For
1C.	Election of Director: Vanessa C.L. Chang		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.	Election of Director: James T. Morris		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director: Timothy T. O'Toole		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Pedro J. Pizarro		Management	For	For		For	For
1G.	Election of Director: Marcy L. Reed		Management	For	For		For	For
1H.	Election of Director: Carey A. Smith		Management	For	For		For	For
1I.	Election of Director: Linda G. Stuntz		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: Peter J. Taylor		Management	Against	For		Against	For

Comments: F3          Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

1K.	Election of Director: Keith Trent		Management	For	For		For	For
2.	Ratification of the Independent Registered Public Accounting Firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Executive Compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,075		0	12-Apr-2022	12-Apr-2022
SNAP-ON INCORPORATED
Security	833034101				Meeting Type			Annual
Ticker Symbol	SNA				Meeting Date			28-Apr-2022
ISIN	US8330341012				Agenda			935565979 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: David C. Adams		Management	For	For		For	For
1B.	Election of Director: Karen L. Daniel		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: Ruth Ann M. Gillis		Management	For	For		For	For
1D.	Election of Director: James P. Holden		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: Nathan J. Jones		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director: Henry W. Knueppel		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1G.	Election of Director: W. Dudley Lehman		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Nicholas T. Pinchuk		Management	For	For		For	For
1I.	Election of Director: Gregg M. Sherrill		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: Donald J. Stebbins		Management	For	For		For	For
2.	Proposal to ratify the appointment of Deloitte & Touche LLP as Snap-on Incorporated's independent registered public accounting firm for fiscal 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.
Advisory vote to approve the compensation
of Snap-on Incorporated's named executive
officers, as disclosed in "Compensation
Discussion and Analysis" and "Executive
Compensation Information" in the Proxy
Statement.
			Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	878		0	12-Apr-2022	12-Apr-2022
CHURCH & DWIGHT CO., INC.
Security	171340102				Meeting Type			Annual
Ticker Symbol	CHD				Meeting Date			28-Apr-2022
ISIN	US1713401024				Agenda			935566779 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director to serve for a term of one year: Bradlen S. Cashaw		Management	For	For		For	For
1B.	Election of Director to serve for a term of one year: James R. Craigie		Management	For	For		For	For
1C.	Election of Director to serve for a term of one year: Matthew T. Farrell		Management	Against	For		Against	For

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1D.	Election of Director to serve for a term of one year: Bradley C. Irwin		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1E.	Election of Director to serve for a term of one year: Penry W. Price		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1F.	Election of Director to serve for a term of one year: Susan G. Saideman		Management	For	For		For	For
1G.	Election of Director to serve for a term of one year: Ravichandra K. Saligram		Management	For	For		For	For
1H.	Election of Director to serve for a term of one year: Robert K. Shearer		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director to serve for a term of one year: Janet S. Vergis		Management	For	For		For	For
1J.	Election of Director to serve for a term of one year: Arthur B. Winkleblack		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1K.	Election of Director to serve for a term of one year: Laurie J. Yoler		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	An advisory vote to approve compensation of our named executive officers.		Management	For	For		For	For
3.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Proposal to approve an amendment and restatement of the Church & Dwight Co., Inc. Amended and Restated Omnibus Equity Compensation Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Stockholder Proposal - Special Shareholder Meeting Improvement.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,277		0	13-Apr-2022	13-Apr-2022
GLOBE LIFE INC.
Security	37959E102				Meeting Type			Annual
Ticker Symbol	GL				Meeting Date			28-Apr-2022
ISIN	US37959E1029				Agenda			935568759 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Linda L. Addison		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.	Election of Director: Marilyn A. Alexander		Management	For	For		For	For
1C.	Election of Director: Cheryl D. Alston		Management	For	For		For	For
1D.	Election of Director: Mark A. Blinn		Management	For	For		For	For
1E.	Election of Director: James P. Brannen		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Jane Buchan		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director: Gary L. Coleman		Management	For	For		For	For
1H.	Election of Director: Larry M. Hutchison		Management	For	For		For	For
1I.	Election of Director: Robert W. Ingram		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1J.	Election of Director: Steven P. Johnson		Management	For	For		For	For
1K.	Election of Director: Darren M. Rebelez		Management	For	For		For	For
1L.	Election of Director: Mary E. Thigpen		Management	For	For		For	For
2.	Ratification of Auditors.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval of 2021 Executive Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	918		0	13-Apr-2022	13-Apr-2022
THE BOEING COMPANY
Security	097023105				Meeting Type			Annual
Ticker Symbol	BA				Meeting Date			29-Apr-2022
ISIN	US0970231058				Agenda			935558621 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Robert A. Bradway		Management	For	For		For	For
1B.	Election of Director: David L. Calhoun		Management	For	For		For	For
1C.	Election of Director: Lynne M. Doughtie		Management	For	For		For	For
1D.	Election of Director: Lynn J. Good		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director: Stayce D. Harris		Management	For	For		For	For
1F.	Election of Director: Akhil Johri		Management	For	For		For	For
1G.	Election of Director: David L. Joyce		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Lawrence W. Kellner		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: Steven M. Mollenkopf		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: John M. Richardson		Management	For	For		For	For
1K.	Election of Director: Ronald A. Williams		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Approve, on an Advisory Basis, Named Executive Officer Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Approve The Boeing Company Global Stock Purchase Plan.		Management	For	For		For	For
4.	Ratify the Appointment of Deloitte & Touche LLP as Independent Auditor for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Additional Report on Lobbying Activities.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Additional Report on Charitable Contributions.		Shareholder	Against	Against		For	For

Comments: We believe that the Company carefully evaluates and reviews the Company's charitable activities, and makes information regarding the Company's corporate giving publicly available, and we do not believe that implementing the proposal would justify the administrative costs and efforts, nor would it provide a corresponding meaningful benefit to the Company's shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Reduce Threshold to Call Special Meetings from 25% to 10%.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

8.	Report on Net Zero Indicator.		Shareholder	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,183		0	20-Apr-2022	20-Apr-2022
ABBOTT LABORATORIES
Security	002824100				Meeting Type			Annual
Ticker Symbol	ABT				Meeting Date			29-Apr-2022
ISIN	US0028241000				Agenda			935562909 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	R. J. Alpern		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	2	S. E. Blount		For	For		For	For
	3	R. B. Ford		For	For		For	For
	4	P. Gonzalez		For	For		For	For
	5	M. A. Kumbier		For	For		For	For
	6	D. W. McDew		For	For		For	For
	7	N. McKinstry		For	For		For	For
	8	W. A. Osborn		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	9	M. F. Roman		For	For		For	For
	10	D. J. Starks		For	For		For	For
	11	J. G. Stratton		For	For		For	For
	12	G. F. Tilton		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of Ernst & Young LLP As Auditors		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Say on Pay - An Advisory Vote on the Approval of Executive Compensation		Management	For	For		For	For
4.	Shareholder Proposal - Special Shareholder Meeting Threshold		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

5.	Shareholder Proposal - Independent Board Chairman		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder Proposal - Rule 10b5-1 Plans		Shareholder	Against	Against		For	For

Comments: We believe that approval of the proposal is unnecessarily restrictive and burdensome in light of the pending SEC rules relating to Rule 10b5-1 and Abbott's protections against insider trading.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote AGAINST this Proposal.

7.	Shareholder Proposal - Lobbying Disclosure		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.	Shareholder Proposal - Antimicrobial Resistance Report		Shareholder	For	Against		Against	For

Comments: We believe that implementation of this proposal will provide specific information about the
Company's renewable energy usage, and discuss the management processes and policies used to evaluate the sourcing of renewable energy. In accordance with Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,387		0	25-Apr-2022	25-Apr-2022
ZIONS BANCORPORATION
Security	989701107				Meeting Type			Annual
Ticker Symbol	ZION				Meeting Date			29-Apr-2022
ISIN	US9897011071				Agenda			935563569 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Maria Contreras-Sweet		Management	For	For		For	For
1B.	Election of Director: Gary L. Crittenden		Management	For	For		For	For
1C.	Election of Director: Suren K. Gupta		Management	For	For		For	For
1D.	Election of Director: Claire A. Huang		Management	For	For		For	For
1E.	Election of Director: Vivian S. Lee		Management	For	For		For	For
1F.	Election of Director: Scott J. McLean		Management	For	For		For	For
1G.	Election of Director: Edward F. Murphy		Management	For	For		For	For
1H.	Election of Director: Stephen D. Quinn		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: Harris H. Simmons		Management	For	For		For	For
1J.	Election of Director: Aaron B. Skonnard		Management	For	For		For	For
1K.	Election of Director: Barbara A. Yastine		Management	For	For		For	For
2.	Ratification of the appointment of Ernst & Young LLP as the Independent Registered Public Accounting Firm to audit the Bank's financial statements for the current fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, on a nonbinding advisory basis, of the compensation paid to the Bank's named executive officers with respect to fiscal year ended December 31, 2021.		Management	For	For		For	For
4.	Approval of the Bank's 2022 Omnibus Incentive Plan.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,471		0	17-Apr-2022	17-Apr-2022
ASTRAZENECA PLC
Security	046353108				Meeting Type			Annual
Ticker Symbol	AZN				Meeting Date			29-Apr-2022
ISIN	US0463531089				Agenda			935582317 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	To receive the Company's Accounts, the Reports of the Directors and Auditor and the Strategic Report for the year ended 31 December 2021		Management	For	For		For	For
2.	To confirm dividends		Management	For	For		For	For
3.	To reappoint PricewaterhouseCoopers LLP as Auditor		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of  Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST these Resolutions.

4.	To authorise the Directors to agree the remuneration of the Auditor		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of  Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST these Resolutions.

5A.	Re-election of Director: Leif Johansson		Management	Against	For		Against	For

Comments: Affiliated Outside director serving as a member of the Audit and Compensation Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

5B.	Re-election of Director: Pascal Soriot		Management	For	For		For	For
5C.	Election of Director: Aradhana Sarin		Management	For	For		For	For
5D.	Re-election of Director: Philip Broadley		Management	For	For		For	For
5E.	Re-election of Director: Euan Ashley		Management	For	For		For	For
5F.	Re-election of Director: Michel Demaré		Management	For	For		For	For
5G.	Re-election of Director: Deborah DiSanzo		Management	For	For		For	For
5H.	Re-election of Director: Diana Layfield		Management	For	For		For	For
5I.	Re-election of Director: Sheri McCoy		Management	For	For		For	For
5J.	Re-election of Director: Tony Mok		Management	For	For		For	For
5K.	Re-election of Director: Nazneen Rahman		Management	For	For		For	For
5L.	Election of Director: Andreas Rummelt		Management	For	For		For	For
5M.	Re-election of Director: Marcus Wallenberg		Management	For	For		For	For
6.	To approve the Annual Report on Remuneration for the year ended 31 December 2021		Management	For	For		For	For
7.	To authorise limited political donations		Management	For	For		For	For
8.	To authorise the Directors to allot shares		Management	For	For		For	For
9.	To authorise the Directors to disapply pre- emption rights (Special Resolution)		Management	For	For		For	For
10.	To authorise the Directors to further disapply pre-emption rights for acquisitions and specified capital investments (Special Resolution)		Management	For	For		For	For
11.	To authorise the Company to purchase its own shares (Special Resolution)		Management	For	For		For	For
12.	To reduce the notice period for general meetings (Special Resolution)		Management	For	For		For	For
13.	To extend the AstraZenca PLC 2012 Savings Related Share Option Scheme		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,753		0	07-Apr-2022	07-Apr-2022
ASTRAZENECA PLC
Security	046353108				Meeting Type			Annual
Ticker Symbol	AZN				Meeting Date			29-Apr-2022
ISIN	US0463531089				Agenda			935608729 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	To receive the Company's Accounts, the Reports of the Directors and Auditor and the Strategic Report for the year ended 31 December 2021		Management	For	For		For	For
2.	To confirm dividends		Management	For	For		For	For
3.	To reappoint PricewaterhouseCoopers LLP as Auditor		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of  Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST these Resolutions.

4.	To authorise the Directors to agree the remuneration of the Auditor		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of  Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST these Resolutions.

5A.	Re-election of Director: Leif Johansson		Management	Against	For		Against	For

Comments: Affiliated Outside director serving as a member of the Audit and Compensation Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

5B.	Re-election of Director: Pascal Soriot		Management	For	For		For	For
5C.	Election of Director: Aradhana Sarin		Management	For	For		For	For
5D.	Re-election of Director: Philip Broadley		Management	For	For		For	For
5E.	Re-election of Director: Euan Ashley		Management	For	For		For	For
5F.	Re-election of Director: Michel Demaré		Management	For	For		For	For
5G.	Re-election of Director: Deborah DiSanzo		Management	For	For		For	For
5H.	Re-election of Director: Diana Layfield		Management	For	For		For	For
5I.	Re-election of Director: Sheri McCoy		Management	For	For		For	For
5J.	Re-election of Director: Tony Mok		Management	For	For		For	For
5K.	Re-election of Director: Nazneen Rahman		Management	For	For		For	For
5L.	Election of Director: Andreas Rummelt		Management	For	For		For	For
5M.	Re-election of Director: Marcus Wallenberg		Management	For	For		For	For
6.	To approve the Annual Report on Remuneration for the year ended 31 December 2021		Management	For	For		For	For
7.	To authorise limited political donations		Management	For	For		For	For
8.	To authorise the Directors to allot shares		Management	For	For		For	For
9.	To authorise the Directors to disapply pre- emption rights (Special Resolution)		Management	For	For		For	For
10.	To authorise the Directors to further disapply pre-emption rights for acquisitions and specified capital investments (Special Resolution)		Management	For	For		For	For
11.	To authorise the Company to purchase its own shares (Special Resolution)		Management	For	For		For	For
12.	To reduce the notice period for general meetings (Special Resolution)		Management	For	For		For	For
13.	To extend the AstraZenca PLC 2012 Savings Related Share Option Scheme		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,753		0	14-Apr-2022	14-Apr-2022
BERKSHIRE HATHAWAY INC.
Security	084670702				Meeting Type			Annual
Ticker Symbol	BRKB				Meeting Date			30-Apr-2022
ISIN	US0846707026				Agenda			935562137 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Warren E. Buffett		Withheld	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

	2	Charles T. Munger		For	For		For	For
	3	Gregory E. Abel		For	For		For	For
	4	Howard G. Buffett		For	For		For	For
	5	Susan A. Buffett		For	For		For	For
	6	Stephen B. Burke		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	7	Kenneth I. Chenault		For	For		For	For
	8	Christopher C. Davis		For	For		For	For
	9	Susan L. Decker		For	For		For	For
	10	David S. Gottesman		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	11	Charlotte Guyman		For	For		For	For
	12	Ajit Jain		For	For		For	For
	13	Ronald L. Olson		For	For		For	For
	14	Wallace R. Weitz		For	For		For	For
	15	Meryl B. Witmer		For	For		For	For
2.	Shareholder proposal regarding the adoption of a policy requiring that the Board Chair be an independent director.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

3.	Shareholder proposal regarding the publishing of an annual assessment addressing how the Corporation manages climate risks.		Shareholder	For	Against		Against	For

Comments: We believe that the report on climate change will develop new methods that can be applied globally when sufficient observations exist. Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the economy and portfolio companies and evaluate how shareholder resolutions on climate change may impact long-term shareholder value as it votes proxies.
After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Proxy Guidelines, we recommend a vote FOR this Proposal.

4.	Shareholder proposal regarding how the Corporation intends to measure, disclose and reduce greenhouse gas emissions.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this
Proposal.

5.	Shareholder proposal regarding the reporting of the Corporation's diversity, equity and inclusion efforts.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging workforce. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	395		0	25-Apr-2022	25-Apr-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	1,230		0	25-Apr-2022	25-Apr-2022
ELI LILLY AND COMPANY
Security	532457108				Meeting Type			Annual
Ticker Symbol	LLY				Meeting Date			02-May-2022
ISIN	US5324571083				Agenda			935562858 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director to serve a three-year term: Ralph Alvarez		Management	For	For		For	For
1B.	Election of Director to serve a three-year term: Kimberly H. Johnson		Management	For	For		For	For
1C.	Election of Director to serve a three-year term: Juan R. Luciano		Management	For	For		For	For
2.	Approval, on an advisory basis, of the compensation paid to the company's named executive officers.		Management	For	For		For	For
3.	Ratification of the appointment of Ernst & Young LLP as the independent auditor for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approval of amendments to the company's Articles of Incorporation to eliminate the classified board structure.		Management	For	For		For	For
5.	Approval of amendments to the company's Articles of Incorporation to eliminate supermajority voting provisions.		Management	For	For		For	For
6.	Approval of amendments to the company's Articles of Incorporation to give shareholders the ability to amend the company's bylaws.		Management	For	For		For	For
7.	Shareholder proposal to amend the bylaws to require an independent board chair.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

8.	Shareholder proposal to publish an annual report disclosing lobbying activities.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

9.	Shareholder proposal to disclose lobbying activities and alignment with public policy positions and statements.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

10.	Shareholder proposal to report oversight of risks related to anticompetitive pricing strategies.		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	979		0	29-Apr-2022	29-Apr-2022
BAXTER INTERNATIONAL INC.
Security	071813109				Meeting Type			Annual
Ticker Symbol	BAX				Meeting Date			03-May-2022
ISIN	US0718131099				Agenda			935566630 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: José (Joe) Almeida		Management	Against	For		Against	For

Comments: F21        Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1B.	Election of Director: Thomas F. Chen		Management	For	For		For	For
1C.	Election of Director: Peter S. Hellman		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.	Election of Director: Michael F. Mahoney		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director: Patricia B. Morrison		Management	For	For		For	For
1F.	Election of Director: Stephen N. Oesterle		Management	For	For		For	For
1G.	Election of Director: Nancy M. Schlichting		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Cathy R. Smith		Management	For	For		For	For
1I.	Election of Director: Albert P.L. Stroucken		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1J.	Election of Director: Amy A. Wendell		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1K.	Election of Director: David S. Wilkes		Management	For	For		For	For
2.	Advisory Vote to Approve Named Executive Officer Compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of Appointment of Independent Registered Public Accounting Firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Vote to Approve a Certificate of Incorporation Amendment to Permit Stockholder Action by Written Consent		Management	For	For		For	For
5.	Vote to Approve a Certificate of Incorporation Amendment to Lower the Special Meeting Threshold		Management	Against	For		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the proposal, we recommend a vote AGAINST this Proposal.

6.	Stockholder Proposal - Special Shareholder Meeting Improvement		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

7.	Stockholder Proposal - Independent Board Chairman		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,733		0	25-Apr-2022	25-Apr-2022
AMERICAN EXPRESS COMPANY
Security	025816109				Meeting Type			Annual
Ticker Symbol	AXP				Meeting Date			03-May-2022
ISIN	US0258161092				Agenda			935569484 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director for a term of one year: Thomas J. Baltimore		Management	For	For		For	For
1B.	Election of Director for a term of one year: Charlene Barshefsky		Management	For	For		For	For
1C.	Election of Director for a term of one year: John J. Brennan		Management	For	For		For	For
1D.	Election of Director for a term of one year: Peter Chernin		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director for a term of one year: Ralph de la Vega		Management	For	For		For	For
1F.	Election of Director for a term of one year: Michael O. Leavitt		Management	For	For		For	For
1G.	Election of Director for a term of one year: Theodore J. Leonsis		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director for a term of one year: Karen L. Parkhill		Management	For	For		For	For
1I.	Election of Director for a term of one year: Charles E. Phillips		Management	For	For		For	For
1J.	Election of Director for a term of one year: Lynn A. Pike		Management	For	For		For	For
1K.	Election of Director for a term of one year: Stephen J. Squeri		Management	For	For		For	For
1L.	Election of Director for a term of one year: Daniel L. Vasella		Management	For	For		For	For
1M.	Election of Director for a term of one year: Lisa W. Wardell		Management	For	For		For	For
1N.	Election of Director for a term of one year: Christopher D. Young		Management	For	For		For	For
2.	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, on an advisory basis, of the Company's executive compensation.		Management	For	For		For	For
4.	Shareholder Proposal Relating to Independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	628		0	25-Apr-2022	25-Apr-2022
BRISTOL-MYERS SQUIBB COMPANY
Security	110122108				Meeting Type			Annual
Ticker Symbol	BMY				Meeting Date			03-May-2022
ISIN	US1101221083				Agenda			935571782 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A)	Election of Director: Peter J. Arduini		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B)	Election of Director: Giovanni Caforio, M.D.		Management	For	For		For	For
1C)	Election of Director: Julia A. Haller, M.D.		Management	For	For		For	For
1D)	Election of Director: Manuel Hidalgo Medina, M.D., Ph.D.		Management	For	For		For	For
1E)	Election of Director: Paula A. Price		Management	For	For		For	For
1F)	Election of Director: Derica W. Rice		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G)	Election of Director: Theodore R. Samuels		Management	For	For		For	For
1H)	Election of Director: Gerald L. Storch		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I)	Election of Director: Karen H. Vousden, Ph.D.		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J)	Election of Director: Phyllis R. Yale		Management	For	For		For	For
2.	Advisory Vote to Approve the Compensation of our Named Executive Officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the Appointment of an Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder Proposal to Lower the Ownership Threshold for Special Shareholder Meetings to 10%.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

5.	Shareholder Proposal on the Adoption of a Board Policy that the Chairperson of the Board be an Independent Director.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,619		0	25-Apr-2022	25-Apr-2022
EDWARDS LIFESCIENCES CORPORATION
Security	28176E108				Meeting Type			Annual
Ticker Symbol	EW				Meeting Date			03-May-2022
ISIN	US28176E1082				Agenda			935572481 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director: Kieran T. Gallahue		Management	For	For		For	For
1.2	Election of Director: Leslie S. Heisz		Management	For	For		For	For
1.3	Election of Director: Paul A. LaViolette		Management	For	For		For	For
1.4	Election of Director: Steven R. Loranger		Management	For	For		For	For
1.5	Election of Director: Martha H. Marsh		Management	For	For		For	For
1.6	Election of Director: Michael A. Mussallem		Management	Against	For		Against	For

Comments: F22        Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1.7	Election of Director: Ramona Sequeira		Management	For	For		For	For
1.8	Election of Director: Nicholas J. Valeriani		Management	For	For		For	For
2.	Advisory Vote to Approve Named Executive Officer Compensation		Management	For	For		For	For
3.	Ratification of Appointment of Independent Registered Public Accounting Firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Stockholder Proposal for an Advisory Vote to Reduce the Share Ownership Threshold to Call a Special Meeting		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	734		0	25-Apr-2022	25-Apr-2022
GENERAL ELECTRIC COMPANY
Security	369604301				Meeting Type			Annual
Ticker Symbol	GE				Meeting Date			04-May-2022
ISIN	US3696043013				Agenda			935567480 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Stephen Angel		Management	For	For		For	For
1B.	Election of Director: Sébastien Bazin		Management	For	For		For	For
1C.	Election of Director: Ashton Carter		Management	For	For		For	For
1D.	Election of Director: H. Lawrence Culp, Jr.		Management	For	For		For	For
1E.	Election of Director: Francisco D'Souza		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1F.	Election of Director: Edward Garden		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1G.	Election of Director: Isabella Goren		Management	For	For		For	For
1H.	Election of Director: Thomas Horton		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1I.	Election of Director: Risa Lavizzo-Mourey		Management	For	For		For	For
1J.	Election of Director: Catherine Lesjak		Management	For	For		For	For
1K.	Election of Director: Tomislav Mihaljevic		Management	For	For		For	For
1L.	Election of Director: Paula Rosput Reynolds		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1M.	Election of Director: Leslie Seidman		Management	For	For		For	For
2.	Advisory Approval of Our Named Executives' Compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of Deloitte as Independent Auditor for 2022		Management	For	For		For	For
4.	Approval of the 2022 Long-Term Incentive Plan		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Require the Cessation of Stock Option and Bonus Programs		Shareholder	For	Against		Against	For
Comments: After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.
6.	Require Shareholder Ratification of Termination Pay		Shareholder	For	Against		Against	For
Comments: After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.
7.	Require the Board Nominate an Employee Representative Director		Shareholder	Against	Against		For	For
Comments: After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,097		0	28-Apr-2022	28-Apr-2022
PEPSICO, INC.
Security	713448108				Meeting Type			Annual
Ticker Symbol	PEP				Meeting Date			04-May-2022
ISIN	US7134481081				Agenda			935567997 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Segun Agbaje		Management	For	For		For	For
1B.	Election of Director: Shona L. Brown		Management	For	For		For	For
1C.	Election of Director: Cesar Conde		Management	For	For		For	For
1D.	Election of Director: Ian Cook		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: Edith W. Cooper		Management	For	For		For	For
1F.	Election of Director: Dina Dublon		Management	For	For		For	For
1G.	Election of Director: Michelle Gass		Management	For	For		For	For
1H.	Election of Director: Ramon L. Laguarta		Management	For	For		For	For
1I.	Election of Director: Dave Lewis		Management	For	For		For	For
1J.	Election of Director: David C. Page		Management	For	For		For	For
1K.	Election of Director: Robert C. Pohlad		Management	For	For		For	For
1L.	Election of Director: Daniel Vasella		Management	For	For		For	For
1M.	Election of Director: Darren Walker		Management	For	For		For	For
1N.	Election of Director: Alberto Weisser		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory approval of the Company's executive compensation.		Management	For	For		For	For
4.	Shareholder Proposal - Independent Board Chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

5.	Shareholder Proposal - Report on Global Public Policy and Political Influence Outside the U.S.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its charitable and political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Shareholder Proposal - Report on Public Health Costs.		Shareholder	For	Against		Against	For

Comments: We believe that improved transparency and accountability will enhance the Company's commitment to long-term sustainability. In accordance with Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,867		0	27-Apr-2022	27-Apr-2022
PHILIP MORRIS INTERNATIONAL INC.
Security	718172109				Meeting Type			Annual
Ticker Symbol	PM				Meeting Date			04-May-2022
ISIN	US7181721090				Agenda			935568355 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Brant Bonin Bough		Management	For	For		For	For
1B.	Election of Director: André Calantzopoulos		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1C.	Election of Director: Michel Combes		Management	For	For		For	For
1D.	Election of Director: Juan José Daboub		Management	For	For		For	For
1E.	Election of Director: Werner Geissler		Management	For	For		For	For
1F.	Election of Director: Lisa A. Hook		Management	For	For		For	For
1G.	Election of Director: Jun Makihara		Management	For	For		For	For
1H.	Election of Director: Kalpana Morparia		Management	For	For		For	For
1I.	Election of Director: Lucio A. Noto		Management	For	For		For	For
1J.	Election of Director: Jacek Olczak		Management	For	For		For	For
1K.	Election of Director: Frederik Paulsen		Management	For	For		For	For
1L.	Election of Director: Robert B. Polet		Management	For	For		For	For
1M.	Election of Director: Dessislava Temperley		Management	For	For		For	For
1N.	Election of Director: Shlomo Yanai		Management	For	For		For	For
2.	Advisory Vote Approving Executive Compensation.		Management	For	For		For	For
3.	2022 Performance Incentive Plan.		Management	For	For		For	For
4.	Ratification of the Selection of Independent Auditors.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Shareholder Proposal to phase out all health-hazardous and addictive products produced by Philip Morris International Inc. by 2025.		Shareholder	Against	Against		For	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,610		0	28-Apr-2022	28-Apr-2022
STRYKER CORPORATION
Security	863667101				Meeting Type			Annual
Ticker Symbol	SYK				Meeting Date			04-May-2022
ISIN	US8636671013				Agenda			935568711 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A)	Election of Director: Mary K. Brainerd		Management	For	For		For	For
1B)	Election of Director: Giovanni Caforio, M.D.		Management	For	For		For	For
1C)	Election of Director: Srikant M. Datar, Ph.D.		Management	For	For		For	For
1D)	Election of Director: Allan C. Golston (Lead Independent Director)		Management	For	For		For	For
1E)	Election of Director: Kevin A. Lobo (Chair of the Board, Chief Executive Officer and President)		Management	For	For		For	For
1F)	Election of Director: Sherilyn S. McCoy		Management	For	For		For	For
1G)	Election of Director: Andrew K. Silvernail		Management	For	For		For	For
1H)	Election of Director: Lisa M. Skeete Tatum		Management	For	For		For	For
1I)	Election of Director: Ronda E. Stryker		Management	For	For		For	For
1J)	Election of Director: Rajeev Suri		Management	For	For		For	For
2)	Ratification of Appointment of our Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3)	Advisory Vote to Approve Named Executive Officer Compensation.		Management	For	For		For	For
4)	Shareholder Proposal to Amend Proxy Access Terms.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that because the board of directors serves as the representatives of shareholders, shareholders should have the right to nominate their own representatives. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	334		0	28-Apr-2022	28-Apr-2022
GILEAD SCIENCES, INC.
Security	375558103				Meeting Type			Annual
Ticker Symbol	GILD				Meeting Date			04-May-2022
ISIN	US3755581036				Agenda			935570134 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Jacqueline K. Barton, Ph.D.		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1B.	Election of Director: Jeffrey A. Bluestone, Ph.D.		Management	For	For		For	For
1C.	Election of Director: Sandra J. Horning, M.D.		Management	For	For		For	For
1D.	Election of Director: Kelly A. Kramer		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1E.	Election of Director: Kevin E. Lofton		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1F.	Election of Director: Harish Manwani		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1G.	Election of Director: Daniel P. O'Day		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1H.	Election of Director: Javier J. Rodriguez		Management	For	For		For	For
1I.	Election of Director: Anthony Welters		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on an advisory basis, the compensation of our Named Executive Officers as presented in the Proxy Statement.		Management	For	For		For	For
4.	To approve the Gilead Sciences, Inc. 2022 Equity Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	To vote on a stockholder proposal, if properly presented at the meeting, requesting that the Board adopt a policy that the Chairperson of the Board of Directors be an independent director.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	To vote on a stockholder proposal, if properly presented at the meeting, requesting that the Board include one member from Gilead's non-management employees.		Shareholder	Against	Against		For	For
Comments: We believe that pertinent matters in the boardroom should be enacted by the Company's independent directors. As such, we recommend a vote AGAINST this Proposal.
7.	To vote on a stockholder proposal, if properly presented at the meeting, requesting a 10% threshold to call a special stockholder meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

8.	To vote on a stockholder proposal, if properly presented at the meeting, requesting that the Board publish a third- party review of Gilead's lobbying activities.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

9.	To vote on a stockholder proposal, if properly presented at the meeting, requesting a Board report on oversight of risks related to anticompetitive practices.		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,589		0	29-Apr-2022	29-Apr-2022
CME GROUP INC.
Security	12572Q105				Meeting Type			Annual
Ticker Symbol	CME				Meeting Date			04-May-2022
ISIN	US12572Q1058				Agenda			935571287 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Equity Director: Terrence A. Duffy		Management	Against	For		Against	For

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1B.	Election of Equity Director: Timothy S. Bitsberger		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1C.	Election of Equity Director: Charles P. Carey		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1D.	Election of Equity Director: Dennis H. Chookaszian		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Equity Director: Bryan T. Durkin		Management	For	For		For	For
1F.	Election of Equity Director: Ana Dutra		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1G.	Election of Equity Director: Martin J. Gepsman		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Equity Director: Larry G. Gerdes		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Equity Director: Daniel R. Glickman		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1J.	Election of Equity Director: Daniel G. Kaye		Management	For	For		For	For
1K.	Election of Equity Director: Phyllis M. Lockett		Management	For	For		For	For
1L.	Election of Equity Director: Deborah J. Lucas		Management	For	For		For	For
1M.	Election of Equity Director: Terry L. Savage		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1N.	Election of Equity Director: Rahael Seifu		Management	For	For		For	For
1O.	Election of Equity Director: William R. Shepard		Management	For	For		For	For
1P.	Election of Equity Director: Howard J. Siegel		Management	For	For		For	For
1Q.	Election of Equity Director: Dennis A. Suskind		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of the appointment of Ernst & Young as our independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote on the compensation of our named executive officers.		Management	For	For		For	For
4.	Approval of the Amended and Restated CME Group Inc. Omnibus Stock Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Approval of the Amended and Restated CME Group Inc. Director Stock Plan.		Management	For	For		For	For
6.	Approval of the Amended and Restated CME Group Inc. Employee Stock Purchase Plan.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	746		0	27-Apr-2022	27-Apr-2022
CSX CORPORATION
Security	126408103				Meeting Type			Annual
Ticker Symbol	CSX				Meeting Date			04-May-2022
ISIN	US1264081035				Agenda			935571833 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Donna M. Alvarado		Management	For	For		For	For
1B.	Election of Director: Thomas P. Bostick		Management	For	For		For	For
1C.	Election of Director: James M. Foote		Management	For	For		For	For
1D.	Election of Director: Steven T. Halverson		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: Paul C. Hilal		Management	For	For		For	For
1F.	Election of Director: David M. Moffett		Management	For	For		For	For
1G.	Election of Director: Linda H. Riefler		Management	For	For		For	For
1H.	Election of Director: Suzanne M. Vautrinot		Management	For	For		For	For
1I.	Election of Director: James L. Wainscott		Management	For	For		For	For
1J.	Election of Director: J. Steven Whisler		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1k.	Election of Director: John J. Zillmer		Management	Against	For		Against	For

Comments: F3        Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

2.	The ratification of the appointment of Ernst & Young LLP as the Independent Registered Public Accounting Firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory (non-binding) resolution to approve compensation for the Company's named executive officers.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	3,837		0	26-Apr-2022	26-Apr-2022
PROLOGIS, INC.
Security	74340W103				Meeting Type			Annual
Ticker Symbol	PLD				Meeting Date			04-May-2022
ISIN	US74340W1036				Agenda			935572380 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Hamid R. Moghadam		Management	For	For		For	For
1B.	Election of Director: Cristina G. Bita		Management	For	For		For	For
1C.	Election of Director: George L. Fotiades		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: Lydia H. Kennard		Management	For	For		For	For
1E.	Election of Director: Irving F. Lyons III		Management	For	For		For	For
1F.	Election of Director: Avid Modjtabai		Management	For	For		For	For
1G.	Election of Director: David P. O'Connor		Management	For	For		For	For
1H.	Election of Director: Olivier Piani		Management	For	For		For	For
1I.	Election of Director: Jeffrey L. Skelton		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1J.	Election of Director: Carl B. Webb		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.	Election of Director: William D. Zollars		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Advisory Vote to Approve the Company's Executive Compensation for 2021		Management	For	For		For	For
3.	Ratification of the Appointment of KPMG LLP as the Company's Independent Registered Public Accounting Firm for the Year 2022		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	684		0	25-Apr-2022	25-Apr-2022
S&P GLOBAL INC.
Security	78409V104				Meeting Type			Annual
Ticker Symbol	SPGI				Meeting Date			04-May-2022
ISIN	US78409V1044				Agenda			935575691 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Marco Alverà		Management	For	For		For	For
1B.	Election of Director: Jacques Esculier		Management	For	For		For	For
1C.	Election of Director: Gay Huey Evans		Management	For	For		For	For
1D.	Election of Director: William D. Green		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: Stephanie C. Hill		Management	For	For		For	For
1F.	Election of Director: Rebecca Jacoby		Management	For	For		For	For
1G.	Election of Director: Robert P. Kelly		Management	For	For		For	For
1H.	Election of Director: Ian Paul Livingston		Management	For	For		For	For
1I.	Election of Director: Deborah D. McWhinney		Management	For	For		For	For
1J.	Election of Director: Maria R. Morris		Management	For	For		For	For
1K.	Election of Director: Douglas L. Peterson		Management	For	For		For	For
1L.	Election of Director: Edward B. Rust, Jr.		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1M.	Election of Director: Richard E. Thornburgh		Management	Against	For		Against	For

Comments: F6            Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1N.	Election of Director: Gregory Washington		Management	For	For		For	For
2.	Approve, on an advisory basis, the executive compensation program for the Company's named executive officers.		Management	For	For		For	For
3.	Ratify the selection of Ernst & Young LLP as our independent auditor for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	148		0	25-Apr-2022	25-Apr-2022
DUKE ENERGY CORPORATION
Security	26441C204				Meeting Type			Annual
Ticker Symbol	DUK				Meeting Date			05-May-2022
ISIN	US26441C2044				Agenda			935564838 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Derrick Burks		For	For		For	For
	2	Annette K. Clayton		For	For		For	For
	3	Theodore F. Craver, Jr.		For	For		For	For
	4	Robert M. Davis		For	For		For	For
	5	Caroline Dorsa		For	For		For	For
	6	W. Roy Dunbar		For	For		For	For
	7	Nicholas C. Fanandakis		For	For		For	For
	8	Lynn J. Good		Withheld	For		Against	For

Comments: F22        Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

	9	John T. Herron		For	For		For	For
	10	Idalene F. Kesner		For	For		For	For
	11	E. Marie McKee		For	For		For	For
	12	Michael J. Pacilio		For	For		For	For
	13	Thomas E. Skains		For	For		For	For
	14	William E. Webster, Jr.		For	For		For	For
2.	Ratification of Deloitte & Touche LLP as Duke Energy's independent registered public accounting firm for 2022		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve Duke Energy's named executive officer compensation		Management	For	For		For	For
4.	Shareholder proposal regarding shareholder right to call for a special shareholder meeting		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,017		0	28-Apr-2022	28-Apr-2022
CAPITAL ONE FINANCIAL CORPORATION
Security	14040H105				Meeting Type			Annual
Ticker Symbol	COF				Meeting Date			05-May-2022
ISIN	US14040H1059				Agenda			935565501 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Richard D. Fairbank		Management	For	For		For	For
1B.	Election of Director: Ime Archibong		Management	For	For		For	For
1C.	Election of Director: Christine Detrick		Management	For	For		For	For
1D.	Election of Director: Ann Fritz Hackett		Management	For	For		For	For
1E.	Election of Director: Peter Thomas Killalea		Management	For	For		For	For
1F.	Election of Director: Cornelis "Eli" Leenaars		Management	For	For		For	For
1G.	Election of Director: François Locoh-Donou		Management	For	For		For	For
1H.	Election of Director: Peter E. Raskind		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: Eileen Serra		Management	For	For		For	For
1J.	Election of Director: Mayo A. Shattuck III		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.	Election of Director: Bradford H. Warner		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of Director: Catherine G. West		Management	For	For		For	For
1M.	Election of Director: Craig Anthony Williams		Management	For	For		For	For
2.	Advisory approval of Capital One's 2021 Named Executive Officer compensation.		Management	For	For		For	For
3.	Ratification of the selection of Ernst & Young LLP as independent registered public accounting firm of Capital One for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	322		0	26-Apr-2022	26-Apr-2022
ARCHER-DANIELS-MIDLAND COMPANY
Security	039483102				Meeting Type			Annual
Ticker Symbol	ADM				Meeting Date			05-May-2022
ISIN	US0394831020				Agenda			935568848 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: M.S. Burke		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.	Election of Director: T. Colbert		Management	For	For		For	For
1C.	Election of Director: T.K. Crews		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: D.E. Felsinger		Management	For	For		For	For
1E.	Election of Director: S.F. Harrison		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: J.R. Luciano		Management	Against	For		Against	For

Comments: F22        Chairman of the Board and the Company Earns a Cyber Security Risk Rating of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1G.	Election of Director: P.J. Moore		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director: F.J. Sanchez		Management	For	For		For	For
1I.	Election of Director: D.A. Sandler		Management	For	For		For	For
1J.	Election of Director: L.Z. Schlitz		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1K.	Election of Director: K.R. Westbrook		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Ratify the appointment of Ernst & Young LLP as independent auditors for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote on Executive Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Stockholder Proposal to Remove the One- Year Holding Period Requirement to Call a Special Stockholder Meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

5.	Stockholder Proposal Regarding Issuance of a Report on Pesticide Use in Supply Chains.		Shareholder	Against	Against		For	For

Comments: We believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	715		0	29-Apr-2022	29-Apr-2022
BOSTON SCIENTIFIC CORPORATION
Security	101137107				Meeting Type			Annual
Ticker Symbol	BSX				Meeting Date			05-May-2022
ISIN	US1011371077				Agenda			935569941 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Nelda J. Connors		Management	For	For		For	For
1B.	Election of Director: Charles J. Dockendorff		Management	For	For		For	For
1C.	Election of Director: Yoshiaki Fujimori		Management	For	For		For	For
1D.	Election of Director: Donna A. James		Management	For	For		For	For
1E.	Election of Director: Edward J. Ludwig		Management	For	For		For	For
1F.	Election of Director: Michael F. Mahoney		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1G.	Election of Director: David J. Roux		Management	For	For		For	For
1H.	Election of Director: John E. Sununu		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: David S. Wichmann		Management	For	For		For	For
1J.	Election of Director: Ellen M. Zane		Management	For	For		For	For
2.	To approve, on a non-binding, advisory basis, named executive officer compensation.		Management	For	For		For	For
3.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the 2022 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.
To approve an amendment and restatement
of our 2006 Global Employee Stock
Ownership Plan (to be renamed as our
Employee Stock Purchase Plan), as
previously amended and restated, including
a request for 10,000,000 additional shares.
			Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,453		0	28-Apr-2022	28-Apr-2022
UNITED PARCEL SERVICE, INC.
Security	911312106				Meeting Type			Annual
Ticker Symbol	UPS				Meeting Date			05-May-2022
ISIN	US9113121068				Agenda			935570487 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director to serve until 2023 annual meeting: Carol B. Tomé		Management	For	For		For	For
1B.	Election of Director to serve until 2023 annual meeting: Rodney C. Adkins		Management	For	For		For	For
1C.	Election of Director to serve until 2023 annual meeting: Eva C. Boratto		Management	For	For		For	For
1D.	Election of Director to serve until 2023 annual meeting: Michael J. Burns		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director to serve until 2023 annual meeting: Wayne M. Hewett		Management	For	For		For	For
1F.	Election of Director to serve until 2023 annual meeting: Angela Hwang		Management	For	For		For	For
1G.	Election of Director to serve until 2023 annual meeting: Kate E. Johnson		Management	For	For		For	For
1H.	Election of Director to serve until 2023 annual meeting: William R. Johnson		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1I.	Election of Director to serve until 2023 annual meeting: Ann M. Livermore		Management	For	For		For	For
1J.	Election of Director to serve until 2023 annual meeting: Franck J. Moison		Management	For	For		For	For
1K.	Election of Director to serve until 2023 annual meeting: Christiana Smith Shi		Management	For	For		For	For
1L.	Election of Director to serve until 2023 annual meeting: Russell Stokes		Management	For	For		For	For
1M.	Election of Director to serve until 2023 annual meeting: Kevin Warsh		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	To approve on an advisory basis named executive officer compensation.		Management	For	For		For	For
3.	To ratify the appointment of Deloitte & Touche LLP as UPS's independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	To prepare an annual report on lobbying activities.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

5.	To prepare a report on alignment of lobbying activities with the Paris Climate Agreement.		Shareholder	Against	Against		For	For

Comments: However, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

6.	To reduce the voting power of UPS class A stock from 10 votes per share to one vote per share.		Shareholder	For	Against		Against	For

Comments: We believe that shareholder approval is warranted. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. We prefer that companies do not utilize multiple class capital structures to provide equal voting rights to all shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	To require adoption of independently verified science-based greenhouse gas emissions reduction targets.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

8.	To prepare a report on balancing climate measures and financial returns.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

9.	To prepare an annual report assessing UPS's diversity and inclusion.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging workforce. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	677		0	29-Apr-2022	29-Apr-2022
ECOLAB INC.
Security	278865100				Meeting Type			Annual
Ticker Symbol	ECL				Meeting Date			05-May-2022
ISIN	US2788651006				Agenda			935571263 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Shari L. Ballard		Management	For	For		For	For
1B.	Election of Director: Barbara J. Beck		Management	For	For		For	For
1C.	Election of Director: Christophe Beck		Management	For	For		For	For
1D.	Election of Director: Jeffrey M. Ettinger		Management	For	For		For	For
1E.	Election of Director: Arthur J. Higgins		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director: Michael Larson		Management	For	For		For	For
1G.	Election of Director: David W. MacLennan		Management	For	For		For	For
1H.	Election of Director: Tracy B. McKibben		Management	For	For		For	For
1I.	Election of Director: Lionel L. Nowell, III		Management	For	For		For	For
1J.	Election of Director: Victoria J. Reich		Management	For	For		For	For
1K.	Election of Director: Suzanne M. Vautrinot		Management	For	For		For	For
1L.	Election of Director: John J. Zillmer		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the current year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve the compensation of executives disclosed in the Proxy Statement.		Management	For	For		For	For
4.	Stockholder proposal regarding special meeting ownership threshold, if properly presented.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,255		0	28-Apr-2022	28-Apr-2022
CADENCE DESIGN SYSTEMS, INC.
Security	127387108				Meeting Type			Annual
Ticker Symbol	CDNS				Meeting Date			05-May-2022
ISIN	US1273871087				Agenda			935575184 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Mark W. Adams		Management	For	For		For	For
1B.	Election of Director: Ita Brennan		Management	For	For		For	For
1C.	Election of Director: Lewis Chew		Management	For	For		For	For
1D.	Election of Director: Anirudh Devgan		Management	For	For		For	For
1E.	Election of Director: Mary Louise Krakauer		Management	For	For		For	For
1F.	Election of Director: Julia Liuson		Management	For	For		For	For
1G.	Election of Director: James D. Plummer		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director: Alberto Sangiovanni- Vincentelli		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: John B. Shoven		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1J.	Election of Director: Young K. Sohn		Management	For	For		For	For
1K.	Election of Director: Lip-Bu Tan		Management	For	For		For	For
2.	Advisory resolution to approve named executive officer compensation.		Management	For	For		For	For
3.	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Cadence for its fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Stockholder proposal regarding special meetings.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	820		0	27-Apr-2022	27-Apr-2022
MARRIOTT INTERNATIONAL, INC.
Security	571903202				Meeting Type			Annual
Ticker Symbol	MAR				Meeting Date			06-May-2022
ISIN	US5719032022				Agenda			935567199 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Anthony G.Capuano		Management	For	For		For	For
1B.	Election of Director: Isabella D. Goren		Management	For	For		For	For
1C.	Election of Director: Deborah M. Harrison		Management	For	For		For	For
1D.	Election of Director: Frederick A. Henderson		Management	For	For		For	For
1E.	Election of Director: Eric Hippeau		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Debra L. Lee		Management	For	For		For	For
1G.	Election of Director: Aylwin B. Lewis		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: David S. Marriott		Management	Against	For		Against	For

Comments: F22        Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1I.	Election of Director: Margaret M. McCarthy		Management	For	For		For	For
1J.	Election of Director: George Muñoz		Management	For	For		For	For
1K.	Election of Director: Horacio D. Rozanski		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1L.	Election of Director: Susan C. Schwab		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	APPROVAL OF THE MARRIOTT INTERNATIONAL, INC. EMPLOYEE STOCK PURCHASE PLAN.		Management	For	For		For	For
5.	STOCKHOLDER RESOLUTION REQUESTING THAT THE BOARD PREPARE A REPORT ON THE ECONOMIC AND SOCIAL COSTS AND RISKS CREATED BY THE COMPANY'S COMPENSATION AND WORKFORCE PRACTICES.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders. In accordance with Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal

6.	STOCKHOLDER RESOLUTION REGARDING AN INDEPENDENT BOARD CHAIR POLICY		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	993		0	02-May-2022	02-May-2022
ABBVIE INC.
Security	00287Y109				Meeting Type			Annual
Ticker Symbol	ABBV				Meeting Date			06-May-2022
ISIN	US00287Y1091				Agenda			935568141 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	William H.L. Burnside		For	For		For	For
	2	Thomas C. Freyman		For	For		For	For
	3	Brett J. Hart		For	For		For	For
	4	Edward J. Rapp		For	For		For	For
2.	Ratification of Ernst & Young LLP as AbbVie's independent registered public accounting firm for 2022		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Say on Pay - An advisory vote on the approval of executive compensation		Management	For	For		For	For
4.	Approval of a management proposal regarding amendment of the certificate of incorporation to eliminate supermajority voting		Management	For	For		For	For
5.	Stockholder Proposal - to Adopt a Policy to Require Independent Chairman		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Stockholder Proposal - to Seek Shareholder Approval of Certain Termination Pay Arrangements		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	Stockholder Proposal - to Issue a Report on Board Oversight of Competition Practices		Shareholder	Against	Against		For	For

Comments: However, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

8.	Stockholder Proposal - to Issue an Annual Report on Political Spending		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	3,256		0	02-May-2022	02-May-2022
COLGATE-PALMOLIVE COMPANY
Security	194162103				Meeting Type			Annual
Ticker Symbol	CL				Meeting Date			06-May-2022
ISIN	US1941621039				Agenda			935571338 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: John P. Bilbrey		Management	For	For		For	For
1b.	Election of Director: John T. Cahill		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Lisa M. Edwards		Management	For	For		For	For
1d.	Election of Director: C. Martin Harris		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Martina Hund-Mejean		Management	For	For		For	For
1f.	Election of Director: Kimberly A. Nelson		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Lorrie M. Norrington		Management	For	For		For	For
1h.	Election of Director: Michael B. Polk		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Stephen I. Sadove		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: Noel R. Wallace		Management	For	For		For	For
2.	Ratify selection of PricewaterhouseCoopers LLP as Colgate's independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote on executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Stockholder proposal regarding shareholder ratification of termination pay.		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

5.	Stockholder proposal regarding charitable donation disclosure.		Shareholder	Against	Against		For	For

Comments: However, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	628		0	02-May-2022	02-May-2022
CINCINNATI FINANCIAL CORPORATION
Security	172062101				Meeting Type			Annual
Ticker Symbol	CINF				Meeting Date			09-May-2022
ISIN	US1720621010				Agenda			935572049 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Thomas J. Aaron		Management	For	For		For	For
1B.	Election of Director: William F. Bahl		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1C.	Election of Director: Nancy C. Benacci		Management	For	For		For	For
1D.	Election of Director: Linda W. Clement- Holmes		Management	For	For		For	For
1E.	Election of Director: Dirk J. Debbink		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director: Steven J. Johnston		Management	For	For		For	For
1G.	Election of Director: Jill P. Meyer		Management	For	For		For	For
1H.	Election of Director: David P. Osborn		Management	For	For		For	For
1I.	Election of Director: Gretchen W. Schar		Management	For	For		For	For
1J.	Election of Director: Charles O. Schiff		Management	For	For		For	For
1K.	Election of Director: Douglas S. Skidmore		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of Director: John F. Steele, Jr.		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1M.	Election of Director: Larry R. Webb		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	A nonbinding proposal to approve compensation for the company's named executive officers.		Management	For	For		For	For
3.	Ratification of the selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	604		0	02-May-2022	02-May-2022
3M COMPANY
Security	88579Y101				Meeting Type			Annual
Ticker Symbol	MMM				Meeting Date			10-May-2022
ISIN	US88579Y1010				Agenda			935569535 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director for a one year term: Thomas "Tony" K. Brown		Management	For	For		For	For
1B.	Election of Director for a one year term: Pamela J. Craig		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director for a one year term: David B. Dillon		Management	For	For		For	For
1D.	Election of Director for a one year term: Michael L. Eskew		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director for a one year term: James R. Fitterling		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director for a one year term: Amy E. Hood		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director for a one year term: Muhtar Kent		Management	For	For		For	For
1H.	Election of Director for a one year term: Suzan Kereere		Management	For	For		For	For
1I.	Election of Director for a one year term: Dambisa F. Moyo		Management	For	For		For	For
1J.	Election of Director for a one year term: Gregory R. Page		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1K.	Election of Director for a one year term: Michael F. Roman		Management	For	For		For	For
2.	To ratify the appointment of PricewaterhouseCoopers LLP as 3M's independent registered public accounting firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory approval of executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Shareholder proposal on publishing a report on environmental costs.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its environmental contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

5.	Shareholder proposal on China audit.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,373		0	04-May-2022	04-May-2022
DANAHER CORPORATION
Security	235851102				Meeting Type			Annual
Ticker Symbol	DHR				Meeting Date			10-May-2022
ISIN	US2358511028				Agenda			935575057 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Rainer M. Blair		Management	For	For		For	For
1B.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Linda Filler		Management	For	For		For	For
1C.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Teri List		Management	For	For		For	For
1D.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Walter G. Lohr, Jr.		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Jessica L. Mega, MD, MPH		Management	For	For		For	For
1F.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Mitchell P. Rales		Management	For	For		For	For
1G.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Steven M. Rales		Management	For	For		For	For
1H.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Pardis C. Sabeti, MD, D. PHIL		Management	For	For		For	For
1I.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: A. Shane Sanders		Management	For	For		For	For
1J.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: John T. Schwieters		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Alan G. Spoon		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Raymond C. Stevens, Ph.D		Management	For	For		For	For
1M.	Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Elias A. Zerhouni, MD		Management	For	For		For	For
2.	To ratify the selection of Ernst & Young LLP as Danaher's independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve on an advisory basis the Company's named executive officer compensation.		Management	For	For		For	For
4.
To act upon a shareholder proposal
requesting that Danaher amend its
governing documents to reduce the
percentage of shares required for
shareholders to call a special meeting of
shareholders from 25% to 10%.
			Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	911		0	03-May-2022	03-May-2022
T. ROWE PRICE GROUP, INC.
Security	74144T108				Meeting Type			Annual
Ticker Symbol	TROW				Meeting Date			10-May-2022
ISIN	US74144T1088				Agenda			935576871 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Glenn R. August		Management	For	For		For	For
1B.	Election of Director: Mark S. Bartlett		Management	For	For		For	For
1C.	Election of Director: Mary K. Bush		Management	For	For		For	For
1D.	Election of Director: Dina Dublon		Management	For	For		For	For
1E.	Election of Director: Dr. Freeman A. Hrabowski, III		Management	For	For		For	For
1F.	Election of Director: Robert F. MacLellan		Management	For	For		For	For
1G.	Election of Director: Eileen P. Rominger		Management	For	For		For	For
1H.	Election of Director: Robert W. Sharps		Management	For	For		For	For
1I.	Election of Director: Robert J. Stevens		Management	For	For		For	For
1J.	Election of Director: William J. Stromberg		Management	For	For		For	For
1K.	Election of Director: Richard R. Verma		Management	For	For		For	For
1L.	Election of Director: Sandra S. Wijnberg		Management	For	For		For	For
1M.	Election of Director: Alan D. Wilson		Management	For	For		For	For
2.	To approve, by a non-binding advisory vote, the compensation paid by the Company to its Named Executive Officers.		Management	For	For		For	For
3.	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,025		0	03-May-2022	03-May-2022
IRON MOUNTAIN INCORPORATED
Security	46284V101				Meeting Type			Annual
Ticker Symbol	IRM				Meeting Date			10-May-2022
ISIN	US46284V1017				Agenda			935578801 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director for a one year term: Jennifer Allerton		Management	For	For		For	For
1B.	Election of Director for a one year term: Pamela M. Arway		Management	For	For		For	For
1C.	Election of Director for a one year term: Clarke H. Bailey		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director for a one year term: Kent P. Dauten		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director for a one year term: Monte Ford		Management	For	For		For	For
1F.	Election of Director for a one year term: Robin L. Matlock		Management	For	For		For	For
1G.	Election of Director for a one year term: William L. Meaney		Management	For	For		For	For
1H.	Election of Director for a one year term: Wendy J. Murdock		Management	For	For		For	For
1I.	Election of Director for a one year term: Walter C. Rakowich		Management	For	For		For	For
1J.	Election of Director for a one year term: Doyle R. Simons		Management	For	For		For	For
1K.	Election of Director for a one year term: Alfred J. Verrecchia		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	The approval of a non-binding, advisory resolution approving the compensation of our named executive officers as described in the Iron Mountain Incorporated Proxy Statement.		Management	For	For		For	For
3.	The ratification of the selection by the Audit Committee of Deloitte & Touche LLP as Iron Mountain Incorporated's independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	3,508		0	03-May-2022	03-May-2022
CONOCOPHILLIPS
Security	20825C104				Meeting Type			Annual
Ticker Symbol	COP				Meeting Date			10-May-2022
ISIN	US20825C1045				Agenda			935579168 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Caroline Maury Devine		Management	For	For		For	For
1b.	Election of Director: Jody Freeman		Management	For	For		For	For
1c.	Election of Director: Gay Huey Evans		Management	For	For		For	For
1d.	Election of Director: Jeffrey A. Joerres		Management	For	For		For	For
1e.	Election of Director: Ryan M. Lance		Management	For	For		For	For
1f.	Election of Director: Timothy A. Leach		Management	For	For		For	For
1g.	Election of Director: William H. McRaven		Management	For	For		For	For
1h.	Election of Director: Sharmila Mulligan		Management	For	For		For	For
1i.	Election of Director: Eric D. Mullins		Management	For	For		For	For
1j.	Election of Director: Arjun N. Murti		Management	For	For		For	For
1k.	Election of Director: Robert A. Niblock		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1l.	Election of Director: David T. Seaton		Management	For	For		For	For
1m.	Election of Director: R.A. Walker		Management	For	For		For	For
2.	Proposal to ratify appointment of Ernst & Young LLP as ConocoPhillips' independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Approval of Executive Compensation.		Management	For	For		For	For
4.	Adoption of Amended and Restated Certificate of Incorporation to Eliminate Supermajority Voting Provisions.		Management	For	For		For	For
5.	Advisory Vote on Right to Call Special Meeting.		Management	Against	For		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. We recommend a vote AGAINST this
Proposal.

6.	Right to Call Special Meeting.		Management	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

7.	Emissions Reduction Targets.		Management	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

8.	Report on Lobbying Activities.		Management	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	3,250		0	05-May-2022	05-May-2022
EVEREST RE GROUP, LTD.
Security	G3223R108				Meeting Type			Annual
Ticker Symbol	RE				Meeting Date			10-May-2022
ISIN	BMG3223R1088				Agenda			935601004 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director for a term to end in 2023: John J. Amore		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.2	Election of Director for a term to end in 2023: Juan C. Andrade		Management	For	For		For	For
1.3	Election of Director for a term to end in 2023: William F. Galtney, Jr.		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.4	Election of Director for a term to end in 2023: John A. Graf		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.5	Election of Director for a term to end in 2023: Meryl Hartzband		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.6	Election of Director for a term to end in 2023: Gerri Losquadro		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.7	Election of Director for a term to end in 2023: Roger M. Singer		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1.8	Election of Director for a term to end in 2023: Joseph V. Taranto		Management	For	For		For	For
1.9	Election of Director for a term to end in 2023: John A. Weber		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.
For the appointment of
PricewaterhouseCoopers LLP as the
Company's independent registered public
accounting firm to act as the Company's
independent auditor for 2022 and authorize
the Company's Board of Directors acting
through its Audit Committee to determine
the independent auditor's remuneration.
			Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	For the approval, by non-binding advisory vote, of the 2021 compensation paid to the Company's Named Executive Officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	336		0	02-May-2022	02-May-2022
SKYWORKS SOLUTIONS, INC.
Security	83088M102				Meeting Type			Annual
Ticker Symbol	SWKS				Meeting Date			11-May-2022
ISIN	US83088M1027				Agenda			935574271 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Alan S. Batey		Management	Against	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1B.	Election of Director: Kevin L. Beebe		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1C.	Election of Director: Liam K. Griffin		Management	For	For		For	For
1D.	Election of Director: Eric J. Guerin		Management	For	For		For	For
1E.	Election of Director: Christine King		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Suzanne E. McBride		Management	For	For		For	For
1G.	Election of Director: David P.McGlade		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Robert A. Schriesheim		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	To ratify the selection by the Company's Audit Committee of KPMG LLP as the independent registered public accounting firm for the Company for fiscal year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on an advisory basis, the compensation of the Company's named executive officers, as described in the Company's Proxy Statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.
To approve an amendment to the
Company's Restated Certificate of
Incorporation to eliminate the supermajority
vote provisions relating to stockholder
approval of a merger or consolidation,
disposition of all or substantially all of the
Company's assets, or issuance of a
substantial amount of the Company's
securities.
			Management	For	For		For	For
5.
To approve an amendment to the
Company's Restated Certificate of
Incorporation to eliminate the supermajority
vote provisions relating to stockholder
approval of a business combination with
any related person.
			Management	For	For		For	For
6.
To approve an amendment to the
Company's Restated Certificate of
Incorporation to eliminate the supermajority
vote provision relating to stockholder
amendment of charter provisions governing
directors.
			Management	For	For		For	For
7.
To approve an amendment to the
Company's Restated Certificate of
Incorporation to eliminate the supermajority
vote provision relating to stockholder
amendment of the charter provision
governing action by stockholders.
			Management	For	For		For	For
8.	To approve a stockholder proposal regarding the Company's stockholder special meeting right.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	229		0	05-May-2022	05-May-2022
AMERICAN INTERNATIONAL GROUP, INC.
Security	026874784				Meeting Type			Annual
Ticker Symbol	AIG				Meeting Date			11-May-2022
ISIN	US0268747849				Agenda			935574992 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: JAMES COLE, JR.		Management	For	For		For	For
1B.	Election of Director: W. DON CORNWELL		Management	For	For		For	For
1C.	Election of Director: WILLIAM G. JURGENSEN		Management	For	For		For	For
1D.	Election of Director: LINDA A. MILLS		Management	For	For		For	For
1E.	Election of Director: THOMAS F. MOTAMED		Management	For	For		For	For
1F.	Election of Director: PETER R. PORRINO		Management	For	For		For	For
1G.	Election of Director: JOHN G. RICE		Management	For	For		For	For
1H.	Election of Director: DOUGLAS M. STEENLAND		Management	For	For		For	For
1I.	Election of Director: THERESE M. VAUGHAN		Management	For	For		For	For
1J.	Election of Director: PETER ZAFFINO		Management	For	For		For	For
2.	Approve, on an advisory basis, the 2021 compensation of AIG's named executives.		Management	For	For		For	For
3.	Ratify the selection of PricewaterhouseCoopers LLP to serve as AIG's independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder proposal to reduce the threshold to call special meetings from 25 percent to 10 percent.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,086		0	05-May-2022	05-May-2022
CVS HEALTH CORPORATION
Security	126650100				Meeting Type			Annual
Ticker Symbol	CVS				Meeting Date			11-May-2022
ISIN	US1266501006				Agenda			935576972 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Fernando Aguirre		Management	For	For		For	For
1B.	Election of Director: C. David Brown II		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1C.	Election of Director: Alecia A. DeCoudreaux		Management	For	For		For	For
1D.	Election of Director: Nancy-Ann M. DeParle		Management	For	For		For	For
1E.	Election of Director: Roger N. Farah		Management	For	For		For	For
1F.	Election of Director: Anne M. Finucane		Management	For	For		For	For
1G.	Election of Director: Edward J. Ludwig		Management	For	For		For	For
1H.	Election of Director: Karen S. Lynch		Management	For	For		For	For
1I.	Election of Director: Jean-Pierre Millon		Management	For	For		For	For
1J.	Election of Director: Mary L. Schapiro		Management	For	For		For	For
1K.	Election of Director: William C. Weldon		Management	For	For		For	For
2.	Ratification of the appointment of our independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Say on Pay, a proposal to approve, on an advisory basis, the Company's executive compensation.		Management	For	For		For	For
4.	Stockholder proposal for reducing our ownership threshold to request a special stockholder meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

5.	Stockholder proposal regarding our independent Board Chair.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Stockholder proposal on civil rights and non-discrimination audit focused on "non- diverse" employees.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

7.	Stockholder proposal requesting paid sick leave for all employees.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

8.	Stockholder proposal regarding a report on the public health costs of our food business to diversified portfolios.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,554		0	05-May-2022	05-May-2022
AMERICAN WATER WORKS COMPANY, INC.
Security	030420103				Meeting Type			Annual
Ticker Symbol	AWK				Meeting Date			11-May-2022
ISIN	US0304201033				Agenda			935578700 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Jeffrey N. Edwards		Management	For	For		For	For
1B.	Election of Director: Martha Clark Goss		Management	For	For		For	For
1C.	Election of Director: M. Susan Hardwick		Management	For	For		For	For
1D.	Election of Director: Kimberly J. Harris		Management	For	For		For	For
1E.	Election of Director: Julia L. Johnson		Management	For	For		For	For
1F.	Election of Director: Patricia L. Kampling		Management	For	For		For	For
1G.	Election of Director: Karl F. Kurz		Management	For	For		For	For
1H.	Election of Director: George MacKenzie		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: James G. Stavridis		Management	For	For		For	For
2.	Approval, on an advisory basis, of the compensation of the Company's named executive officers.		Management	For	For		For	For
3.
Ratification of the appointment, by the
Audit, Finance and Risk Committee of the
Board of Directors, of
PricewaterhouseCoopers LLP as the
Company's independent registered public
accounting firm for 2022.
			Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder proposal on Climate Transition Plan Reporting as described in the proxy statement.		Shareholder	For	Against		Against	For

Comments: We believe that improved transparency and accountability will enhance the Company's commitment to long-term sustainability. In accordance with Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

5.	Shareholder proposal on Racial Justice Audit as described in the proxy statement.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	811		0	08-May-2022	08-May-2022
IDEXX LABORATORIES, INC.
Security	45168D104				Meeting Type			Annual
Ticker Symbol	IDXX				Meeting Date			11-May-2022
ISIN	US45168D1046				Agenda			935579079 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director (Proposal One): Jonathan W. Ayers		Management	For	For		For	For
1B.	Election of Director (Proposal One): Stuart M. Essig, PhD		Management	For	For		For	For
1C.	Election of Director (Proposal One): Jonathan J. Mazelsky		Management	For	For		For	For
1D.	Election of Director (Proposal One): M. Anne Szostak		Management	For	For		For	For
2.
Ratification of Appointment of Independent
Registered Public Accounting Firm. To ratify
the selection of PricewaterhouseCoopers
LLP as the Company's independent
registered public accounting firm for the
current fiscal year (Proposal Two).
			Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote on Executive Compensation. To approve a nonbinding advisory resolution on the Company's executive compensation (Proposal Three).		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	196		0	04-May-2022	04-May-2022
DOMINION ENERGY, INC.
Security	25746U109				Meeting Type			Annual
Ticker Symbol	D				Meeting Date			11-May-2022
ISIN	US25746U1097				Agenda			935579269 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: James A. Bennett		Management	For	For		For	For
1B.	Election of Director: Robert M. Blue		Management	For	For		For	For
1C.	Election of Director: Helen E. Dragas		Management	For	For		For	For
1D.	Election of Director: James O. Ellis, Jr.		Management	For	For		For	For
1E.	Election of Director: D. Maybank Hagood		Management	For	For		For	For
1F.	Election of Director: Ronald W. Jibson		Management	For	For		For	For
1G.	Election of Director: Mark J. Kington		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director: Joseph M. Rigby		Management	For	For		For	For
1I.	Election of Director: Pamela J. Royal, M.D.		Management	For	For		For	For
1J.	Election of Director: Robert H. Spilman, Jr.		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.	Election of Director: Susan N. Story		Management	For	For		For	For
1L.	Election of Director: Michael E. Szymanczyk		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Advisory Vote on Approval of Executive Compensation (Say on Pay)		Management	For	For		For	For
3.	Ratification of Appointment of Independent Auditor		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Management Proposal to Amend the Company's Bylaw on Shareholders' Right to Call a Special Meeting to Lower the Ownership Requirement to 15%		Management	Against	For		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. We recommend a vote AGAINST this
Proposal.

5.	Shareholder Proposal Regarding the Shareholders' Right to Call a Special Meeting, Requesting the Ownership Threshold be Lowered to 10%		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

6.	Shareholder Proposal Regarding Inclusion of Medium-Term Scope 3 Targets to the Company's Net Zero Goal		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder Proposal Regarding a Report on the Risk of Natural Gas Stranded Assets		Shareholder	For	None			For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,129		0	05-May-2022	05-May-2022
FORD MOTOR COMPANY
Security	345370860				Meeting Type			Annual
Ticker Symbol	F				Meeting Date			12-May-2022
ISIN	US3453708600				Agenda			935571681 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Kimberly A. Casiano		Management	For	For		For	For
1B.	Election of Director: Alexandra Ford English		Management	For	For		For	For
1C.	Election of Director: James D. Farley, Jr.		Management	For	For		For	For
1D.	Election of Director: Henry Ford III		Management	For	For		For	For
1E.	Election of Director: William Clay Ford, Jr.		Management	For	For		For	For
1F.	Election of Director: William W. Helman IV		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1G.	Election of Director: Jon M. Huntsman, Jr.		Management	For	For		For	For
1H.	Election of Director: William E. Kennard		Management	For	For		For	For
1I.	Election of Director: John C. May		Management	For	For		For	For
1J.	Election of Director: Beth E. Mooney		Management	For	For		For	For
1K.	Election of Director: Lynn Vojvodich Radakovich		Management	For	For		For	For
1L.	Election of Director: John L. Thornton		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1M.	Election of Director: John B. Veihmeyer		Management	For	For		For	For
1N.	Election of Director: John S. Weinberg		Management	For	For		For	For
2.	Ratification of Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Say-on-Pay - An Advisory Vote to Approve the Compensation of the Named Executives.		Management	For	For		For	For
4.	Approval of the Tax Benefit Preservation Plan.		Management	For	For		For	For
5.	Relating to Consideration of a Recapitalization Plan to Provide That All of the Company's Outstanding Stock Have One Vote Per Share.		Management	For	Against		Against	For

Comments: We believe that shareholder approval is warranted. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. We prefer that companies do not utilize multiple class capital structures to provide equal voting rights to all shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,540		0	08-May-2022	08-May-2022
BATH & BODY WORKS INC
Security	070830104				Meeting Type			Annual
Ticker Symbol	BBWI				Meeting Date			12-May-2022
ISIN	US0708301041				Agenda			935575134 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Patricia S. Bellinger		Management	For	For		For	For
1B.	Election of Director: Alessandro Bogliolo		Management	For	For		For	For
1C.	Election of Director: Francis A. Hondal		Management	For	For		For	For
1D.	Election of Director: Danielle M. Lee		Management	For	For		For	For
1E.	Election of Director: Michael G. Morris		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director: Sarah E. Nash		Management	For	For		For	For
1G.	Election of Director: Juan Rajlin		Management	For	For		For	For
1H.	Election of Director: Stephen D. Steinour		Management	For	For		For	For
1I.	Election of Director: J.K. Symancyk		Management	For	For		For	For
2.	Ratification of the appointment of independent registered public accountants.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve named executive officer compensation.		Management	For	For		For	For
4.	Approval of the Bath & Body Works, Inc. Associate Stock Purchase Plan.		Management	For	For		For	For
5.	Stockholder proposal to reduce the ownership threshold for calling special meetings of stockholders.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	536		0	09-May-2022	09-May-2022
VERIZON COMMUNICATIONS INC.
Security	92343V104				Meeting Type			Annual
Ticker Symbol	VZ				Meeting Date			12-May-2022
ISIN	US92343V1044				Agenda			935575704 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Shellye Archambeau		Management	For	For		For	For
1b.	Election of Director: Roxanne Austin		Management	For	For		For	For
1c.	Election of Director: Mark Bertolini		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Melanie Healey		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Laxman Narasimhan		Management	For	For		For	For
1f.	Election of Director: Clarence Otis, Jr.		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Daniel Schulman		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Rodney Slater		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Carol Tomé		Management	For	For		For	For
1j.	Election of Director: Hans Vestberg		Management	Against	For		Against	For

Comments: F22        Chairman of the Board and the Company Earns a Cyber Security Risk Rating of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1k.	Election of Director: Gregory Weaver		Management	For	For		For	For
2.	Advisory vote to approve executive compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of appointment of independent registered public accounting firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Report on charitable contributions		Shareholder	Against	Against		For	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

5.	Amend clawback policy		Shareholder	Against	Against		For	For

Comments: The determination as to whether clawback policies are satisfactory should be made by the
Company in a manner consistent with its disclosure policies and procedures. We believe that the
Company's existing policy strikes an appropriate balance and establishes appropriate standards for recoupment of incentive compensation while providing sufficient detail to appropriately inform and motivate employees. After evaluating the details pursuant to the shareholder proposal and in accordance with the
Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Shareholder ratification of annual equity awards		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	Business operations in China		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	184		0	10-May-2022	10-May-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	5,170		0	10-May-2022	10-May-2022
INTEL CORPORATION
Security	458140100				Meeting Type			Annual
Ticker Symbol	INTC				Meeting Date			12-May-2022
ISIN	US4581401001				Agenda			935577013 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Patrick P. Gelsinger		Management	For	For		For	For
1B.	Election of Director: James J. Goetz		Management	For	For		For	For
1C.	Election of Director: Andrea J. Goldsmith		Management	For	For		For	For
1D.	Election of Director: Alyssa H. Henry		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1E.	Election of Director: Omar Ishrak		Management	Against	For		Against	For

Comments: F3        Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.
F19       Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1F.	Election of Director: Risa Lavizzo-Mourey		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1G.	Election of Director: Tsu-Jae King Liu		Management	For	For		For	For
1H.	Election of Director: Gregory D. Smith		Management	For	For		For	For
1I.	Election of Director: Dion J. Weisler		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1J.	Election of Director: Frank D. Yeary		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve executive compensation of our listed officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval of amendment and restatement of the 2006 Equity Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Stockholder proposal requesting amendment to the company's stockholder special meeting right, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

6.	Stockholder proposal requesting a third- party audit and report on whether written policies or unwritten norms at the company reinforce racism in company culture, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	5,428		0	08-May-2022	08-May-2022
SBA COMMUNICATIONS CORPORATION
Security	78410G104				Meeting Type			Annual
Ticker Symbol	SBAC				Meeting Date			12-May-2022
ISIN	US78410G1040				Agenda			935579613 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director for a three-year term expiring at the 2025 Annual Meeting: Kevin L. Beebe		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1.2	Election of Director for a three-year term expiring at the 2025 Annual Meeting: Jack Langer		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1.3	Election of Director for a three-year term expiring at the 2025 Annual Meeting: Jeffrey A. Stoops		Management	For	For		For	For
1.4	Election of Director for a term expiring at the 2024 Annual Meeting: Jay L. Johnson		Management	For	For		For	For
2.	Ratification of the appointment of Ernst & Young LLP as SBA's independent registered public accounting firm for the 2022 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, on an advisory basis, of the compensation of SBA's named executive officers.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	276		0	08-May-2022	08-May-2022
MASCO CORPORATION
Security	574599106				Meeting Type			Annual
Ticker Symbol	MAS				Meeting Date			12-May-2022
ISIN	US5745991068				Agenda			935587189 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Donald R. Parfet		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.	Election of Director: Lisa A. Payne		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1C.	Election of Director: Reginald M. Turner		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.
To approve, by non-binding advisory vote,
the compensation paid to the Company's
named executive officers, as disclosed
pursuant to the compensation disclosure
rules of the SEC, including the
Compensation Discussion and Analysis, the
compensation tables and the related
materials disclosed in the Proxy Statement.
			Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To ratify the selection of PricewaterhouseCoopers LLP as independent auditors for the Company for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,526		0	05-May-2022	05-May-2022
WEYERHAEUSER COMPANY
Security	962166104				Meeting Type			Annual
Ticker Symbol	WY				Meeting Date			13-May-2022
ISIN	US9621661043				Agenda			935580527 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Mark A. Emmert		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1B.	Election of Director: Rick R. Holley		Management	For	For		For	For
1C.	Election of Director: Sara Grootwassink Lewis		Management	For	For		For	For
1D.	Election of Director: Deidra C. Merriwether		Management	For	For		For	For
1E.	Election of Director: Al Monaco		Management	For	For		For	For
1F.	Election of Director: Nicole W. Piasecki		Management	For	For		For	For
1G.	Election of Director: Lawrence A. Selzer		Management	For	For		For	For
1H.	Election of Director: Devin W. Stockfish		Management	For	For		For	For
1I.	Election of Director: Kim Williams		Management	For	For		For	For
2.	Approval, on an advisory basis, of the compensation of the named executive officers.		Management	For	For		For	For
3.	Approval of the Weyerhaeuser 2022 Long- Term Incentive Plan.		Management	For	For		For	For
4.	Ratification of the selection of independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,624		0	06-May-2022	06-May-2022
JPMORGAN CHASE & CO.
Security	46625H100				Meeting Type			Annual
Ticker Symbol	JPM				Meeting Date			17-May-2022
ISIN	US46625H1005				Agenda			935580515 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Linda B. Bammann		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Stephen B. Burke		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Todd A. Combs		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: James S. Crown		Management	For	For		For	For
1e.	Election of Director: James Dimon		Management	Against	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1f.	Election of Director: Timothy P. Flynn		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.	Election of Director: Mellody Hobson		Management	For	For		For	For
1h.	Election of Director: Michael A. Neal		Management	For	For		For	For
1i.	Election of Director: Phebe N. Novakovic		Management	For	For		For	For
1j.	Election of Director: Virginia M. Rometty		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory resolution to approve executive compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of independent registered public accounting firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Fossil fuel financing		Shareholder	Against	Against		For	For
5.	Special shareholder meeting improvement		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

6.	Independent board chairman		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	Board diversity resolution		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging board. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

8.	Conversion to public benefit corporation		Shareholder	Against	Against		For	For
9.	Report on setting absolute contraction targets		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	483		0	13-May-2022	13-May-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	2,260		0	13-May-2022	13-May-2022
PACKAGING CORPORATION OF AMERICA
Security	695156109				Meeting Type			Annual
Ticker Symbol	PKG				Meeting Date			17-May-2022
ISIN	US6951561090				Agenda			935582026 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Cheryl K. Beebe		Management	For	For		For	For
1B.	Election of Director: Duane C. Farrington		Management	For	For		For	For
1C.	Election of Director: Donna A. Harman		Management	For	For		For	For
1D.	Election of Director: Mark W. Kowlzan		Management	Against	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1E.	Election of Director: Robert C. Lyons		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director: Thomas P. Maurer		Management	For	For		For	For
1G.	Election of Director: Samuel M. Mencoff		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Roger B. Porter		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: Thomas S. Souleles		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: Paul T. Stecko		Management	For	For		For	For
2.	Proposal to ratify appointment of KPMG LLP as our auditors.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Proposal to approve our executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	179		0	10-May-2022	10-May-2022
MOTOROLA SOLUTIONS, INC.
Security	620076307				Meeting Type			Annual
Ticker Symbol	MSI				Meeting Date			17-May-2022
ISIN	US6200763075				Agenda			935583117 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director for a one year term: Gregory Q. Brown		Management	For	For		For	For
1B.	Election of Director for a one year term: Kenneth D. Denman		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1C.	Election of Director for a one year term: Egon P. Durban		Management	Against	For		Against	For

Comments: F1        Over-Boarded Director

Egan-Jones' Proxy Guidelines state that a director should hold no more than five other public directorships to ensure the effective and prudent exercise of their fiduciary duties as directors.

F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1D.	Election of Director for a one year term: Ayanna M. Howard		Management	For	For		For	For
1E.	Election of Director for a one year term: Clayton M. Jones		Management	For	For		For	For
1F.	Election of Director for a one year term: Judy C. Lewent		Management	For	For		For	For
1G.	Election of Director for a one year term: Gregory K. Mondre		Management	For	For		For	For
1H.	Election of Director for a one year term: Joseph M. Tucci		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Ratification of the Appointment of PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accounting Firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Approval of the Company's Executive Compensation.		Management	For	For		For	For
4.	Approval of the Motorola Solutions Amended and Restated Omnibus Incentive Plan of 2015.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	376		0	12-May-2022	12-May-2022
NIELSEN HOLDINGS PLC
Security	G6518L108				Meeting Type			Annual
Ticker Symbol	NLSN				Meeting Date			17-May-2022
ISIN	GB00BWFY5505				Agenda			935583143 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: James A. Attwood, Jr.		Management	For	For		For	For
1B.	Election of Director: Thomas H. Castro		Management	For	For		For	For
1C.	Election of Director: Guerrino De Luca		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.	Election of Director: Karen M. Hoguet		Management	For	For		For	For
1E.	Election of Director: David Kenny		Management	For	For		For	For
1F.	Election of Director: Janice Marinelli Mazza		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director: Jonathan F. Miller		Management	For	For		For	For
1H.	Election of Director: Stephanie Plaines		Management	For	For		For	For
1I.	Election of Director: Nancy Tellem		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: Lauren Zalaznick		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To reappoint Ernst & Young LLP as our UK statutory auditor to audit our UK statutory annual accounts for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

4.	To authorize the Audit Committee to determine the compensation of our UK statutory auditor.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

5.	To approve on a non-binding, advisory basis the compensation of our named executive officers as disclosed in the proxy statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Resolution.

6.	To approve on a non-binding, advisory basis the Directors' Compensation Report for the year ended December 31, 2021.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Resolution.

7.	To authorize the Board of Directors to allot equity securities.		Management	For	For		For	For
8.	To authorize the Board of Directors to allot equity securities without rights of pre- emption.		Management	For	For		For	For
9.	To authorize the Board of Directors to allot equity securities without rights of pre- emption in connection with an acquisition or specified capital investment.		Management	For	For		For	For
10.	To approve of forms of share repurchase contracts and share repurchase counterparties.		Management	Against	For		Against	For

Comments: We note, however, that in absence of the purpose of the proposed share repurchase, we believe that approval of the proposal could be detrimental to the interests of the shareholders and could unintentionally manipulate the Company's true value. As such, we recommend a vote AGAINST this
Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	7,426		0	10-May-2022	10-May-2022
FIRST REPUBLIC BANK
Security	33616C100				Meeting Type			Annual
Ticker Symbol	FRC				Meeting Date			17-May-2022
ISIN	US33616C1009				Agenda			935584892 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: James H. Herbert, II		Management	For	For		For	For
1B.	Election of Director: Katherine August- deWilde		Management	For	For		For	For
1C.	Election of Director: Frank J. Fahrenkopf, Jr.		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: Boris Groysberg		Management	For	For		For	For
1E.	Election of Director: Sandra R. Hernández		Management	For	For		For	For
1F.	Election of Director: Pamela J. Joyner		Management	For	For		For	For
1G.	Election of Director: Shilla Kim-Parker		Management	For	For		For	For
1H.	Election of Director: Reynold Levy		Management	For	For		For	For
1I.	Election of Director: George G.C. Parker		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1J.	Election of Director: Michael J. Roffler		Management	For	For		For	For
2.	To ratify KPMG LLP as the independent registered public accounting firm of First Republic Bank for the fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve the amendments to the First Republic Bank 2017 Omnibus Award Plan.		Management	For	For		For	For
4.	To approve, by advisory (non-binding) vote, the compensation of our executive officers ("say on pay") vote.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	462		0	11-May-2022	11-May-2022
THE CHARLES SCHWAB CORPORATION
Security	808513105				Meeting Type			Annual
Ticker Symbol	SCHW				Meeting Date			17-May-2022
ISIN	US8085131055				Agenda			935587836 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: John K. Adams, Jr.		Management	For	For		For	For
1B.	Election of Director: Stephen A. Ellis		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1C.	Election of Director: Brian M. Levitt		Management	For	For		For	For
1D.	Election of Director: Arun Sarin		Management	For	For		For	For
1E.	Election of Director: Charles R. Schwab		Management	For	For		For	For
1F.	Election of Director: Paula A. Sneed		Management	For	For		For	For
2.	Approval of amendments to Certificate of Incorporation and Bylaws to declassify the board of directors.		Management	For	For		For	For
3.	Ratification of the selection of Deloitte & Touche LLP as independent auditors.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Advisory vote to approve named executive officer compensation.		Management	For	For		For	For
5.	Approval of the 2022 Stock Incentive Plan.		Management	For	For		For	For
6.	Approval of the board's proposal to amend Bylaws to adopt proxy access.		Management	For	For		For	For
7.	Stockholder Proposal requesting amendment to Bylaws to adopt proxy access.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that because the board of directors serves as the representatives of shareholders, shareholders should have the right to nominate their own representatives. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

8.	Stockholder Proposal requesting disclosure of lobbying policy, procedures and oversight; lobbying expenditures; and participation in organizations engaged in lobbying.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,472		0	13-May-2022	13-May-2022
CHIPOTLE MEXICAN GRILL, INC.
Security	169656105				Meeting Type			Annual
Ticker Symbol	CMG				Meeting Date			18-May-2022
ISIN	US1696561059				Agenda			935581149 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Albert S. Baldocchi		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	2	Matthew A. Carey		For	For		For	For
	3	Gregg Engles		Withheld	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	4	Patricia Fili-Krushel		Withheld	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	5	Mauricio Gutierrez		Withheld	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	6	Robin Hickenlooper		For	For		For	For
	7	Scott Maw		For	For		For	For
	8	Brian Niccol		Withheld	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

	9	Mary Winston		For	For		For	For
2.	An advisory vote to approve the compensation of our executive officers as disclosed in the proxy statement ("say-on- pay").		Management	For	For		For	For
3.	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approve the Chipotle Mexican Grill, Inc. 2022 Stock Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Approve the Chipotle Mexican Grill, Inc. Employee Stock Purchase Plan.		Management	For	For		For	For
6.	Shareholder Proposal - Commission a Racial Equity Audit.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder Proposal - Publish Quantitative Workforce Data.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate diversity, equity, and inclusion efforts.
After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	165		0	16-May-2022	16-May-2022
AMERICAN TOWER CORPORATION
Security	03027X100				Meeting Type			Annual
Ticker Symbol	AMT				Meeting Date			18-May-2022
ISIN	US03027X1000				Agenda			935583080 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Thomas A. Bartlett		Management	For	For		For	For
1B.	Election of Director: Kelly C. Chambliss		Management	For	For		For	For
1C.	Election of Director: Teresa H. Clarke		Management	For	For		For	For
1D.	Election of Director: Raymond P. Dolan		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: Kenneth R. Frank		Management	For	For		For	For
1F.	Election of Director: Robert D. Hormats		Management	For	For		For	For
1G.	Election of Director: Grace D. Lieblein		Management	For	For		For	For
1H.	Election of Director: Craig Macnab		Management	For	For		For	For
1I.	Election of Director: JoAnn A. Reed		Management	For	For		For	For
1J.	Election of Director: Pamela D.A. Reeve		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Rating of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1K.	Election of Director: David E. Sharbutt		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of Director: Bruce L. Tanner		Management	For	For		For	For
1M.	Election of Director: Samme L. Thompson		Management	For	For		For	For
2.	To ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on an advisory basis, the Company's executive compensation.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	420		0	12-May-2022	12-May-2022
THERMO FISHER SCIENTIFIC INC.
Security	883556102				Meeting Type			Annual
Ticker Symbol	TMO				Meeting Date			18-May-2022
ISIN	US8835561023				Agenda			935585058 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of director: Marc N. Casper		Management	For	For		For	For
1B.	Election of director: Nelson J. Chai		Management	For	For		For	For
1C.	Election of director: Ruby R. Chandy		Management	For	For		For	For
1D.	Election of director: C. Martin Harris		Management	For	For		For	For
1E.	Election of director: Tyler Jacks		Management	For	For		For	For
1F.	Election of director: R. Alexandra Keith		Management	For	For		For	For
1G.	Election of director: Jim P. Manzi		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of director: James C. Mullen		Management	For	For		For	For
1I.	Election of director: Lars R. Sorensen		Management	For	For		For	For
1J.	Election of director: Debora L. Spar		Management	For	For		For	For
1K.	Election of director: Scott M. Sperling		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of director: Dion J. Weisler		Management	For	For		For	For
2.	An advisory vote to approve named executive officer compensation.		Management	For	For		For	For
3.	Ratification of the Audit Committee's selection of PricewaterhouseCoopers LLP as the Company's independent auditors for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	352		0	12-May-2022	12-May-2022
ADVANCED MICRO DEVICES, INC.
Security	007903107				Meeting Type			Annual
Ticker Symbol	AMD				Meeting Date			18-May-2022
ISIN	US0079031078				Agenda			935585096 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: John E. Caldwell		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1B.	Election of Director: Nora M. Denzel		Management	For	For		For	For
1C.	Election of Director: Mark Durcan		Management	For	For		For	For
1D.	Election of Director: Michael P. Gregoire		Management	For	For		For	For
1E.	Election of Director: Joseph A. Householder		Management	For	For		For	For
1F.	Election of Director: John W. Marren		Management	For	For		For	For
1G.	Election of Director: Jon A. Olson		Management	For	For		For	For
1H.	Election of Director: Lisa T. Su		Management	For	For		For	For
1I.	Election of Director: Abhi Y. Talwalkar		Management	For	For		For	For
1J.	Election of Director: Elizabeth W. Vanderslice		Management	For	For		For	For
2.	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the current fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve the executive compensation of our named executive officers.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,990		0	13-May-2022	13-May-2022
MONDELEZ INTERNATIONAL, INC.
Security	609207105				Meeting Type			Annual
Ticker Symbol	MDLZ				Meeting Date			18-May-2022
ISIN	US6092071058				Agenda			935587379 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Lewis W.K. Booth		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1B.	Election of Director: Charles E. Bunch		Management	For	For		For	For
1C.	Election of Director: Ertharin Cousin		Management	For	For		For	For
1D.	Election of Director: Lois D. Juliber		Management	For	For		For	For
1E.	Election of Director: Jorge S. Mesquita		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director: Jane Hamilton Nielsen		Management	For	For		For	For
1G.	Election of Director: Christiana S. Shi		Management	For	For		For	For
1H.	Election of Director: Patrick T. Siewert		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: Michael A. Todman		Management	For	For		For	For
1J.	Election of Director: Dirk Van de Put		Management	Against	For		Against	For

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

2.	Advisory Vote to Approve Executive Compensation.		Management	For	For		For	For
3.	Ratification of PricewaterhouseCoopers LLP as Independent Registered Public Accountants for Fiscal Year Ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Conduct and Publish Racial Equity Audit.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

5.	Require Independent Chair of the Board.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,664		0	13-May-2022	13-May-2022
VERTEX PHARMACEUTICALS INCORPORATED
Security	92532F100				Meeting Type			Annual
Ticker Symbol	VRTX				Meeting Date			18-May-2022
ISIN	US92532F1003				Agenda			935588042 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Sangeeta Bhatia		Management	For	For		For	For
1B.	Election of Director: Lloyd Carney		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1C.	Election of Director: Alan Garber		Management	For	For		For	For
1D.	Election of Director: Terrence Kearney		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1E.	Election of Director: Reshma Kewalramani		Management	For	For		For	For
1F.	Election of Director: Yuchun Lee		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1G.	Election of Director: Jeffrey Leiden		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1H.	Election of Director: Margaret McGlynn		Management	For	For		For	For
1I.	Election of Director: Diana McKenzie		Management	For	For		For	For
1J.	Election of Director: Bruce Sachs		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1K.	Election of Director: Suketu Upadhyay		Management	For	For		For	For
2.	Ratification of Ernst & Young LLP as independent Registered Public Accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory vote to approve named executive office compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval of an amendment and restatement of our 2013 Stock and Option Plan to increase the number of shares authorized for issuance under this plan by 13.5 million shares.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	129		0	13-May-2022	13-May-2022
ALIGN TECHNOLOGY, INC.
Security	016255101				Meeting Type			Annual
Ticker Symbol	ALGN				Meeting Date			18-May-2022
ISIN	US0162551016				Agenda			935590136 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Kevin J. Dallas		Management	For	For		For	For
1b.	Election of Director: Joseph M. Hogan		Management	For	For		For	For
1c.	Election of Director: Joseph Lacob		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director: C. Raymond Larkin, Jr.		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director: George J. Morrow		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.	Election of Director: Anne M. Myong		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Andrea L. Saia		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Greg J. Santora		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Susan E. Siegel		Management	For	For		For	For
1j.	Election of Director: Warren S. Thaler		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.
RATIFICATION OF APPOINTMENT OF
INDEPENDENT REGISTERED PUBLIC
ACCOUNTANTS: Proposal to ratify the
appointment of PricewaterhouseCoopers
LLP as Align Technology, Inc.'s
independent registered public accountants
for the fiscal year ending December 31,
2022.
			Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	ADVISORY VOTE ON NAMED EXECUTIVES COMPENSATION: Consider an Advisory Vote to Approve the Compensation of our Named Executive Officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	125		0	16-May-2022	16-May-2022
HENRY SCHEIN, INC.
Security	806407102				Meeting Type			Annual
Ticker Symbol	HSIC				Meeting Date			18-May-2022
ISIN	US8064071025				Agenda			935592306 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Mohamad Ali		Management	For	For		For	For
1B.	Election of Director: Stanley M. Bergman		Management	Against	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1C.	Election of Director: James P. Breslawski		Management	For	For		For	For
1D.	Election of Director: Deborah Derby		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.	Election of Director: Joseph L. Herring		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Kurt P. Kuehn		Management	For	For		For	For
1G.	Election of Director: Philip A. Laskawy		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director: Anne H. Margulies		Management	For	For		For	For
1I.	Election of Director: Mark E. Mlotek		Management	For	For		For	For
1J.	Election of Director: Steven Paladino		Management	For	For		For	For
1K.	Election of Director: Carol Raphael		Management	For	For		For	For
1L.	Election of Director: E. Dianne Rekow, DDS, Ph.D.		Management	For	For		For	For
1M.	Election of Director: Scott Serota		Management	For	For		For	For
1N.	Election of Director: Bradley T. Sheares, Ph.D.		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1O.	Election of Director: Reed V. Tuckson, M.D., FACP		Management	For	For		For	For
2.	Proposal to approve, by non-binding vote, the 2021 compensation paid to the Company's Named Executive Officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Proposal to ratify the selection of BDO USA, LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,364		0	12-May-2022	12-May-2022
NORTHROP GRUMMAN CORPORATION
Security	666807102				Meeting Type			Annual
Ticker Symbol	NOC				Meeting Date			18-May-2022
ISIN	US6668071029				Agenda			935592495 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Kathy J. Warden		Management	For	For		For	For
1B.	Election of Director: David P. Abney		Management	For	For		For	For
1C.	Election of Director: Marianne C. Brown		Management	For	For		For	For
1D.	Election of Director: Donald E. Felsinger		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: Ann M. Fudge		Management	For	For		For	For
1F.	Election of Director: William H. Hernandez		Management	For	For		For	For
1G.	Election of Director: Madeleine A. Kleiner		Management	For	For		For	For
1H.	Election of Director: Karl J. Krapek		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.	Election of Director: Graham N. Robinson		Management	For	For		For	For
1J.	Election of Director: Gary Roughead		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.	Election of Director: Thomas M. Schoewe		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of Director: James S. Turley		Management	For	For		For	For
1M.	Election of Director: Mark A. Welsh III		Management	For	For		For	For
2.	Proposal to approve, on an advisory basis, the compensation of the Company's Named Executive Officers.		Management	For	For		For	For
3.	Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's Independent Auditor for fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder proposal to change the ownership threshold for shareholders to call a special meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	154		0	16-May-2022	16-May-2022
PINNACLE WEST CAPITAL CORPORATION
Security	723484101				Meeting Type			Annual
Ticker Symbol	PNW				Meeting Date			18-May-2022
ISIN	US7234841010				Agenda			935593461 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Glynis A. Bryan		For	For		For	For
	2	G. A. de la Melena, Jr.		For	For		For	For
	3	Richard P. Fox		Withheld	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	4	Jeffrey B. Guldner		Withheld	For		Against	For

Comments: F21        Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

	5	Dale E. Klein, Ph.D.		Withheld	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	6	Kathryn L. Munro		Withheld	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	7	Bruce J. Nordstrom		Withheld	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	8	Paula J. Sims		For	For		For	For
	9	William H. Spence		Withheld	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	10	James E. Trevathan, Jr.		Withheld	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	11	David P. Wagener		For	For		For	For
2.	Advisory vote to approve executive compensation as disclosed in the 2022 Proxy Statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratify the appointment of the independent accountant for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	A shareholder proposal asking the Company to amend its governing documents to reduce the ownership threshold to 10% to call a special shareholder meeting, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,804		0	16-May-2022	16-May-2022
FISERV, INC.
Security	337738108				Meeting Type			Annual
Ticker Symbol	FISV				Meeting Date			18-May-2022
ISIN	US3377381088				Agenda			935593788 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Frank J. Bisignano		For	For		For	For
	2	Alison Davis		For	For		For	For
	3	Henrique de Castro		For	For		For	For
	4	Harry F. DiSimone		Withheld	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	5	Dylan G. Haggart		For	For		For	For
	6	Wafaa Mamilli		For	For		For	For
	7	Heidi G. Miller		For	For		For	For
	8	Doyle R. Simons		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	9	Kevin M. Warren		Withheld	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	To approve, on an advisory basis, the compensation of the named executive officers of Fiserv, Inc.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of Fiserv, Inc. for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder proposal requesting the board seek shareholder approval of senior manager severance and termination payments.		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	878		0	16-May-2022	16-May-2022
ROSS STORES, INC.
Security	778296103				Meeting Type			Annual
Ticker Symbol	ROST				Meeting Date			18-May-2022
ISIN	US7782961038				Agenda			935593853 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A)	Election of Director: K. Gunnar Bjorklund		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B)	Election of Director: Michael J. Bush		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C)	Election of Director: Sharon D. Garrett		Management	For	For		For	For
1D)	Election of Director: Michael J. Hartshorn		Management	For	For		For	For
1E)	Election of Director: Stephen D. Milligan		Management	For	For		For	For
1F)	Election of Director: Patricia H. Mueller		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G)	Election of Director: George P. Orban		Management	For	For		For	For
1H)	Election of Director: Larree M. Renda		Management	For	For		For	For
1I)	Election of Director: Barbara Rentler		Management	For	For		For	For
1J)	Election of Director: Doniel N. Sutton		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2)	Advisory vote to approve the resolution on the compensation of the named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3)	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending January 28, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	622		0	12-May-2022	12-May-2022
QUEST DIAGNOSTICS INCORPORATED
Security	74834L100				Meeting Type			Annual
Ticker Symbol	DGX				Meeting Date			18-May-2022
ISIN	US74834L1008				Agenda			935621107 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director: Tracey C. Doi		Management	For	For		For	For
1.2	Election of Director: Vicky B. Gregg		Management	For	For		For	For
1.3	Election of Director: Wright L. Lassiter III		Management	For	For		For	For
1.4	Election of Director: Timothy L. Main		Management	For	For		For	For
1.5	Election of Director: Denise M. Morrison		Management	For	For		For	For
1.6	Election of Director: Gary M. Pfeiffer		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1.7	Election of Director: Timothy M. Ring		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1.8	Election of Director: Stephen H. Rusckowski		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1.9	Election of Director: Gail R. Wilensky		Management	For	For		For	For
2.	An advisory resolution to approve the executive officer compensation disclosed in the Company's 2022 proxy statement		Management	For	For		For	For
3.	Ratification of the appointment of our independent registered public accounting firm for 2022		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	To adopt an amendment to the Company's Certificate of Incorporation to allow stockholders to act by non-unanimous written consent		Management	For	For		For	For
5.
To adopt an amendment to the Company's
Certificate of Incorporation to permit
stockholders holding 15% or more of the
Company's common stock to request that
the Company call a special meeting of
stockholders
			Management	Against	For		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. We recommend a vote AGAINST this
Proposal.

6.	Stockholder proposal regarding the right to call a special meeting of stockholders		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	755		0	16-May-2022	16-May-2022
AT&T INC.
Security	00206R102				Meeting Type			Annual
Ticker Symbol	T				Meeting Date			19-May-2022
ISIN	US00206R1023				Agenda			935579409 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Samuel A. Di Piazza, Jr.		Management	For	For		For	For
1B.	Election of Director: Scott T. Ford		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: Glenn H. Hutchins		Management	For	For		For	For
1D.	Election of Director: William E. Kennard		Management	Against	For		Against	For

Comments: F3        Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.
F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1E.	Election of Director: Debra L. Lee		Management	For	For		For	For
1F.	Election of Director: Stephen J. Luczo		Management	For	For		For	For
1G.	Election of Director: Michael B. McCallister		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Beth E. Mooney		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: Matthew K. Rose		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.	Election of Director: John T. Stankey		Management	For	For		For	For
1K.	Election of Director: Cynthia B. Taylor		Management	For	For		For	For
1L.	Election of Director: Luis A. Ubiñas		Management	For	For		For	For
1M.	Election of Director: Geoffrey Y. Yang		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Ratification of the appointment of independent auditors		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory approval of executive compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Improve executive compensation program		Shareholder	For	Against		Against	For

Comments: We believe that pay ratio is material to shareholders as this would provide a valuable additional metric for evaluating and voting on executive compensation practices and Say-on-Pay proxy proposals.
After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Proxy  Guidelines, we recommend a vote FOR this Proposal.

5.	Independent board chairman		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	Political congruency report		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	Civil rights and non-discrimination audit		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	10,745		0	16-May-2022	16-May-2022
CROWN CASTLE INTERNATIONAL CORP.
Security	22822V101				Meeting Type			Annual
Ticker Symbol	CCI				Meeting Date			19-May-2022
ISIN	US22822V1017				Agenda			935580793 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: P. Robert Bartolo		Management	For	For		For	For
1B.	Election of Director: Jay A. Brown		Management	For	For		For	For
1C.	Election of Director: Cindy Christy		Management	For	For		For	For
1D.	Election of Director: Ari Q. Fitzgerald		Management	For	For		For	For
1E.	Election of Director: Andrea J. Goldsmith		Management	For	For		For	For
1F.	Election of Director: Tammy K. Jones		Management	For	For		For	For
1G.	Election of Director: Anthony J. Melone		Management	For	For		For	For
1H.	Election of Director: W. Benjamin Moreland		Management	For	For		For	For
1I.	Election of Director: Kevin A. Stephens		Management	For	For		For	For
1J.	Election of Director: Matthew Thornton, III		Management	For	For		For	For
2.	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	The proposal to approve the Company's 2022 Long-Term Incentive Plan.		Management	For	For		For	For
4.	The amendment to the Company's Restated Certificate of Incorporation to increase the number of authorized shares of common stock.		Management	For	For		For	For
5.	The non-binding, advisory vote to approve the compensation of the Company's named executive officers.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,111		0	17-May-2022	17-May-2022
THE HOME DEPOT, INC.
Security	437076102				Meeting Type			Annual
Ticker Symbol	HD				Meeting Date			19-May-2022
ISIN	US4370761029				Agenda			935581290 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Gerard J. Arpey		Management	For	For		For	For
1B.	Election of Director: Ari Bousbib		Management	For	For		For	For
1C.	Election of Director: Jeffery H. Boyd		Management	For	For		For	For
1D.	Election of Director: Gregory D. Brenneman		Management	For	For		For	For
1E.	Election of Director: J. Frank Brown		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.	Election of Director: Albert P. Carey		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1G.	Election of Director: Edward P. Decker		Management	For	For		For	For
1H.	Election of Director: Linda R. Gooden		Management	For	For		For	For
1I.	Election of Director: Wayne M. Hewett		Management	For	For		For	For
1J.	Election of Director: Manuel Kadre		Management	For	For		For	For
1K.	Election of Director: Stephanie C. Linnartz		Management	For	For		For	For
1L.	Election of Director: Craig A. Menear		Management	For	For		For	For
1M.	Election of Director: Paula Santilli		Management	For	For		For	For
1N.	Election of Director: Caryn Seidman-Becker		Management	For	For		For	For
2.	Ratification of the Appointment of KPMG LLP		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Executive Compensation ("Say-on-Pay")		Management	For	For		For	For
4.	Approval of the Omnibus Stock Incentive Plan, as Amended and Restated May 19, 2022		Management	For	For		For	For
5.	Shareholder Proposal to Reduce the Threshold to Call Special Shareholder Meetings to 10% of Outstanding Shares		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal

6.	Shareholder Proposal Regarding Independent Board Chair		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder Proposal Regarding Political Contributions Congruency Analysis		Shareholder	Against	Against		For	For
8.	Shareholder Proposal Regarding Report on Gender and Racial Equity on the Board of Directors		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging board. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

9.	Shareholder Proposal Regarding Report on Deforestation		Shareholder	For	Against		Against	For

Comments: We believe that failure to adopt and implement policies that mitigate risk exposures to deforestation and the degradation of primary forests in its supply chains may subject the company to significant systemic and company-specific risks. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy  Guidelines, we recommend a vote FOR this
Proposal.

10.	Shareholder Proposal Regarding Racial Equity Audit		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	188		0	17-May-2022	17-May-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	1,000		0	17-May-2022	17-May-2022
NEXTERA ENERGY, INC.
Security	65339F101				Meeting Type			Annual
Ticker Symbol	NEE				Meeting Date			19-May-2022
ISIN	US65339F1012				Agenda			935583092 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Sherry S. Barrat		Management	For	For		For	For
1B.	Election of Director: James L. Camaren		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1C.	Election of Director: Kenneth B. Dunn		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: Naren K. Gursahaney		Management	For	For		For	For
1E.	Election of Director: Kirk S. Hachigian		Management	For	For		For	For
1F.	Election of Director: John W. Ketchum		Management	For	For		For	For
1G.	Election of Director: Amy B. Lane		Management	For	For		For	For
1H.	Election of Director: David L. Porges		Management	For	For		For	For
1I.	Election of Director: James L. Robo		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1J.	Election of Director: Rudy E. Schupp		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.	Election of Director: John L. Skolds		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of Director: John Arthur Stall		Management	For	For		For	For
1M.	Election of Director: Darryl L. Wilson		Management	For	For		For	For
2.	Ratification of appointment of Deloitte & Touche LLP as NextEra Energy's independent registered public accounting firm for 2022		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, by non-binding advisory vote, of NextEra Energy's compensation of its named executive officers as disclosed in the proxy statement		Management	For	For		For	For
4.	A proposal entitled "Board Matrix" to request disclosure of a Board skills matrix		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging board. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

5.	A proposal entitled "Diversity Data Reporting" to request quantitative employee diversity data		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging workforce. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	3,268		0	17-May-2022	17-May-2022
CHUBB LIMITED
Security	H1467J104				Meeting Type			Annual
Ticker Symbol	CB				Meeting Date			19-May-2022
ISIN	CH0044328745				Agenda			935586101 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1	Approval of the management report, standalone financial statements and consolidated financial statements of Chubb Limited for the year ended December 31, 2021		Management	For	For		For	For
2A	Allocation of disposable profit		Management	For	For		For	For
2B	Distribution of a dividend out of legal reserves (by way of release and allocation to a dividend reserve)		Management	For	For		For	For
3	Discharge of the Board of Directors		Management	For	For		For	For
4A	Election of PricewaterhouseCoopers AG (Zurich) as our statutory auditor		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4B	Ratification of appointment of PricewaterhouseCoopers LLP (United States) as independent registered public accounting firm for purposes of U.S. securities law reporting		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4C	Election of BDO AG (Zurich) as special audit firm		Management	For	For		For	For
5A	Election of Director: Evan G. Greenberg		Management	Against	For		Against	For

Comments: Combined CEO and Board Chair positions and the Company earns a board score of Some
Concerns

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

5B	Election of Director: Michael P. Connors		Management	Against	For		Against	For

Comments: Affiliated Outside director serving as a member of the Compensation and Nominating
Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

5C	Election of Director: Michael G. Atieh		Management	For	For		For	For
5D	Election of Director: Kathy Bonanno		Management	For	For		For	For
5E	Election of Director: Sheila P. Burke		Management	For	For		For	For
5F	Election of Director: Mary Cirillo		Management	For	For		For	For
5G	Election of Director: Robert J. Hugin		Management	For	For		For	For
5H	Election of Director: Robert W. Scully		Management	For	For		For	For
5I	Election of Director: Theodore E. Shasta		Management	Against	For		Against	For

Comments: Affiliated Outside director serving as a member of the Audit Committee
According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

5J	Election of Director: David H. Sidwell		Management	For	For		For	For
5K	Election of Director: Olivier Steimer		Management	For	For		For	For
5L	Election of Director: Luis Téllez		Management	For	For		For	For
5M	Election of Director: Frances F. Townsend		Management	For	For		For	For
6	Election of Evan G. Greenberg as Chairman of the Board of Directors		Management	Against	For		Against	For

Comments: Combined CEO and Board Chair positions and the Company earns a board score of Some
Concerns

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability

7A	Election of Director of the Compensation Committee: Michael P. Connors		Management	Against	For		Against	For

Comments: Affiliated Outside director serving as a member of the Compensation and Nominating
Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

7B	Election of Director of the Compensation Committee: Mary Cirillo		Management	For	For		For	For
7C	Election of Director of the Compensation Committee: Frances F. Townsend		Management	For	For		For	For
8	Election of Homburger AG as independent proxy		Management	For	For		For	For
9	Amendment to the Articles of Association relating to authorized share capital for general purposes		Management	For	For		For	For
10	Reduction of share capital		Management	For	For		For	For
11A	Compensation of the Board of Directors until the next annual general meeting		Management	For	For		For	For
11B	Compensation of Executive Management for the next calendar year		Management	For	For		For	For
12	Advisory vote to approve executive compensation under U.S. securities law requirements		Management	For	For		For	For
13	Shareholder proposal regarding a policy restricting underwriting of new fossil fuel supplies		Shareholder	Against	Against		For	For

Comments: We do not believe that the expenditure of the additional human and financial resources that would be required to adopt this proposal would be a necessary or prudent use of Company and shareholder assets. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-
Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

14	Shareholder proposal regarding a report on greenhouse gas emissions		Shareholder	For	Against		Against	For

Comments: Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the economy and portfolio companies and evaluate how shareholder resolutions on climate change may impact long-term shareholder value as it votes proxies.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

A	If a new agenda item or a new proposal for an existing agenda item is put before the meeting, I/we hereby authorize and instruct the independent proxy to vote as follows.		Management	Against	For		Against	For
Comments: We do not recommend that shareholders approve in advance matters of which they have no knowledge. Accordingly, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	996		0	16-May-2022	16-May-2022
SYNCHRONY FINANCIAL
Security	87165B103				Meeting Type			Annual
Ticker Symbol	SYF				Meeting Date			19-May-2022
ISIN	US87165B1035				Agenda			935586935 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Margaret M. Keane		Management	For	For		For	For
1B.	Election of Director: Fernando Aguirre		Management	For	For		For	For
1C.	Election of Director: Paget L. Alves		Management	For	For		For	For
1D.	Election of Director: Kamila Chytil		Management	For	For		For	For
1E.	Election of Director: Arthur W. Coviello, Jr.		Management	For	For		For	For
1F.	Election of Director: Brian D. Doubles		Management	For	For		For	For
1G.	Election of Director: William W. Graylin		Management	For	For		For	For
1H.	Election of Director: Roy A. Guthrie		Management	For	For		For	For
1I.	Election of Director: Jeffrey G. Naylor		Management	For	For		For	For
1J.	Election of Director: Bill Parker		Management	For	For		For	For
1K.	Election of Director: Laurel J. Richie		Management	For	For		For	For
1L.	Election of Director: Ellen M. Zane		Management	For	For		For	For
2.	Advisory Vote to Approve Named Executive Officer Compensation		Management	For	For		For	For
3.	Ratification of Selection of KPMG LLP as Independent Registered Public Accounting Firm of the Company for 2022		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	932		0	16-May-2022	16-May-2022
OTIS WORLDWIDE CORPORATION
Security	68902V107				Meeting Type			Annual
Ticker Symbol	OTIS				Meeting Date			19-May-2022
ISIN	US68902V1070				Agenda			935586973 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Jeffrey H. Black		Management	For	For		For	For
1B.	Election of Director: Kathy Hopinkah Hannan		Management	For	For		For	For
1C.	Election of Director: Shailesh G. Jejurikar		Management	For	For		For	For
1D.	Election of Director: Christopher J. Kearney		Management	For	For		For	For
1E.	Election of Director: Judith F. Marks		Management	For	For		For	For
1F.	Election of Director: Harold W. McGraw III		Management	For	For		For	For
1G.	Election of Director: Margaret M. V. Preston		Management	For	For		For	For
1H.	Election of Director: Shelley Stewart, Jr.		Management	For	For		For	For
1I.	Election of Director: John H. Walker		Management	For	For		For	For
2.	Advisory Vote to Approve Executive Compensation.		Management	For	For		For	For
3.	Appoint PricewaterhouseCoopers LLP to Serve as Independent Auditor for 2022.		Management	For	For		For	For
4.	Shareholder Proposal to eliminate the one- year ownership requirement to call a special shareholders meeting, if properly presented.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	514		0	17-May-2022	17-May-2022
ALTRIA GROUP, INC.
Security	02209S103				Meeting Type			Annual
Ticker Symbol	MO				Meeting Date			19-May-2022
ISIN	US02209S1033				Agenda			935588472 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Ian L.T. Clarke		Management	For	For		For	For
1B.	Election of Director: Marjorie M. Connelly		Management	For	For		For	For
1C.	Election of Director: R. Matt Davis		Management	For	For		For	For
1D.	Election of Director: William F. Gifford, Jr.		Management	For	For		For	For
1E.	Election of Director: Debra J. Kelly-Ennis		Management	For	For		For	For
1F.	Election of Director: W. Leo Kiely III		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1G.	Election of Director: Kathryn B. McQuade		Management	For	For		For	For
1H.	Election of Director: George Muñoz		Management	For	For		For	For
1I.	Election of Director: Nabil Y. Sakkab		Management	For	For		For	For
1J.	Election of Director: Virginia E. Shanks		Management	For	For		For	For
1K.	Election of Director: Ellen R. Strahlman		Management	For	For		For	For
1L.	Election of Director: M. Max Yzaguirre		Management	For	For		For	For
2.	Ratification of the Selection of Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Non-Binding Advisory Vote to Approve the Compensation of Altria's Named Executive Officers.		Management	For	For		For	For
4.	Shareholder Proposal - Commission a Civil Rights Equity Audit.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,912		0	16-May-2022	16-May-2022
DEXCOM, INC.
Security	252131107				Meeting Type			Annual
Ticker Symbol	DXCM				Meeting Date			19-May-2022
ISIN	US2521311074				Agenda			935593651 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Class II Director to hold office until our 2023 Annual Meeting: Steven R. Altman		Management	For	For		For	For
1.2	Election of Class II Director to hold office until our 2023 Annual Meeting: Barbara E. Kahn		Management	For	For		For	For
1.3	Election of Class II Director to hold office until our 2023 Annual Meeting: Kyle Malady		Management	For	For		For	For
1.4	Election of Class II Director to hold office until our 2023 Annual Meeting: Jay S. Skyler, MD, MACP		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	To ratify the selection by the Audit Committee of our Board of Directors of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To hold a non-binding vote on an advisory resolution to approve executive compensation.		Management	For	For		For	For
4.
To approve the amendment and
restatement of our Restated Certificate of
Incorporation to (i) effect a 4:1 forward split
of our Common Stock (the "Forward Stock
Split") and (ii) increase the number of
shares of authorized Common Stock to
effectuate the Forward Stock Split.
			Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	188		0	17-May-2022	17-May-2022
TAKE-TWO INTERACTIVE SOFTWARE, INC.
Security	874054109				Meeting Type			Special
Ticker Symbol	TTWO				Meeting Date			19-May-2022
ISIN	US8740541094				Agenda			935610988 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.
Approval of the issuance of shares of Take-
Two common stock in connection with the
combination contemplated by the
Agreement and Plan of Merger, dated
January 9, 2022, among Take-Two, Zebra
MS I, Inc., Zebra MS II, Inc. and Zynga, as
the same may be amended from time to
time.
			Management	For	For		For	For
2.
Approval and adoption of an amendment to
the Company's Restated Certificate of
Incorporation to increase the number of
authorized shares of Company capital stock
from 205,000,000 to 305,000,000, of which
300,000,000 shares will be common stock
and 5,000,000 shares will be preferred
stock.
			Management	For	For		For	For
3.
Approval of the adjournment of the
Company's special meeting, if necessary or
appropriate, to solicit additional proxies if
there are insufficient votes at the time of the
Company's special meeting to approve
proposals 1 and 2.
			Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	433		0	17-May-2022	17-May-2022
HILTON WORLDWIDE HOLDINGS INC.
Security	43300A203				Meeting Type			Annual
Ticker Symbol	HLT				Meeting Date			20-May-2022
ISIN	US43300A2033				Agenda			935591304 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Christopher J. Nassetta		Management	For	For		For	For
1B.	Election of Director: Jonathan D. Gray		Management	For	For		For	For
1C.	Election of Director: Charlene T. Begley		Management	For	For		For	For
1D.	Election of Director: Chris Carr		Management	For	For		For	For
1E.	Election of Director: Melanie L. Healey		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Raymond E. Mabus, Jr.		Management	For	For		For	For
1G.	Election of Director: Judith A. McHale		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Elizabeth A. Smith		Management	For	For		For	For
1I.	Election of Director: Douglas M. Steenland		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, in a non-binding advisory vote, of the compensation paid to the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,353		0	17-May-2022	17-May-2022
MERCK & CO., INC.
Security	58933Y105				Meeting Type			Annual
Ticker Symbol	MRK				Meeting Date			24-May-2022
ISIN	US58933Y1055				Agenda			935591570 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Douglas M. Baker, Jr.		Management	For	For		For	For
1B.	Election of Director: Mary Ellen Coe		Management	For	For		For	For
1C.	Election of Director: Pamela J. Craig		Management	For	For		For	For
1D.	Election of Director: Robert M. Davis		Management	For	For		For	For
1E.	Election of Director: Kenneth C. Frazier		Management	For	For		For	For
1F.	Election of Director: Thomas H. Glocer		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director: Risa J. Lavizzo- Mourey, M.D.		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Stephen L. Mayo, Ph.D.		Management	For	For		For	For
1I.	Election of Director: Paul B. Rothman, M.D.		Management	For	For		For	For
1J.	Election of Director: Patricia F. Russo		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1K.	Election of Director: Christine E. Seidman, M.D.		Management	For	For		For	For
1L.	Election of Director: Inge G. Thulin		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1M.	Election of Director: Kathy J. Warden		Management	For	For		For	For
1N.	Election of Director: Peter C. Wendell		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Non-binding advisory vote to approve the compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of the Company's independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder proposal regarding an independent board chairman.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

5.	Shareholder proposal regarding access to COVID-19 products.		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this shareholder proposal is not advisable and is not in the best interests of the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Shareholder proposal regarding lobbying expenditure disclosure.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,775		0	18-May-2022	18-May-2022
PIONEER NATURAL RESOURCES COMPANY
Security	723787107				Meeting Type			Annual
Ticker Symbol	PXD				Meeting Date			25-May-2022
ISIN	US7237871071				Agenda			935593500 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: A.R. Alameddine		Management	For	For		For	For
1B.	Election of Director: Lori G. Billingsley		Management	For	For		For	For
1C.	Election of Director: Edison C. Buchanan		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.	Election of Director: Maria S. Dreyfus		Management	For	For		For	For
1E.	Election of Director: Matthew M. Gallagher		Management	For	For		For	For
1F.	Election of Director: Phillip A. Gobe		Management	For	For		For	For
1G.	Election of Director: Stacy P. Methvin		Management	For	For		For	For
1H.	Election of Director: Royce W. Mitchell		Management	For	For		For	For
1I.	Election of Director: Frank A. Risch		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1J.	Election of Director: Scott D. Sheffield		Management	For	For		For	For
1K.	Election of Director: J. Kenneth Thompson		Management	Against	For		Against	For

Comments: F3        Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of Director: Phoebe A. Wood		Management	For	For		For	For
2.	RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	235		0	23-May-2022	23-May-2022
FIDELITY NAT'L INFORMATION SERVICES,INC.
Security	31620M106				Meeting Type			Annual
Ticker Symbol	FIS				Meeting Date			25-May-2022
ISIN	US31620M1062				Agenda			935601042 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Ellen R. Alemany		Management	For	For		For	For
1B.	Election of Director: Vijay D'Silva		Management	For	For		For	For
1C.	Election of Director: Jeffrey A. Goldstein		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1D.	Election of Director: Lisa A. Hook		Management	For	For		For	For
1E.	Election of Director: Keith W. Hughes		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19       Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1F.	Election of Director: Kenneth T. Lamneck		Management	For	For		For	For
1G.	Election of Director: Gary L. Lauer		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1H.	Election of Director: Gary A. Norcross		Management	For	For		For	For
1I.	Election of Director: Louise M. Parent		Management	For	For		For	For
1J.	Election of Director: Brian T. Shea		Management	For	For		For	For
1K.	Election of Director: James B. Stallings, Jr.		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1L.	Election of Director: Jeffrey E. Stiefler		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Advisory vote on Fidelity National Information Services, Inc. executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To approve the Fidelity National Information Services, Inc. 2022 Omnibus Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To approve the Fidelity National Information Services, Inc. Employee Stock Purchase Plan.		Management	For	For		For	For
5.	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	946		0	24-May-2022	24-May-2022
META PLATFORMS, INC.
Security	30303M102				Meeting Type			Annual
Ticker Symbol	FB				Meeting Date			25-May-2022
ISIN	US30303M1027				Agenda			935601559 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Peggy Alford		For	For		For	For
	2	Marc L. Andreessen		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	3	Andrew W. Houston		For	For		For	For
	4	Nancy Killefer		For	For		For	For
	5	Robert M. Kimmitt		For	For		For	For
	6	Sheryl K. Sandberg		For	For		For	For
	7	Tracey T. Travis		For	For		For	For
	8	Tony Xu		For	For		For	For
	9	Mark Zuckerberg		Withheld	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.	To ratify the appointment of Ernst & Young LLP as Meta Platforms, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on a non-binding advisory basis, the compensation program for Meta Platforms, Inc.'s named executive officers as disclosed in Meta Platforms, Inc.'s proxy statement.		Management	For	For		For	For
4.	A shareholder proposal regarding dual class capital structure.		Shareholder	For	Against		Against	For
5.	A shareholder proposal regarding an independent chair.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.	A shareholder proposal regarding concealment clauses.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

7.	A shareholder proposal regarding report on external costs of misinformation.		Shareholder	For	Against		Against	For
Comments: We believe that approval of this proposal is in the best interests of the Company and its shareholders. We recommend a vote FOR this Proposal.
8.	A shareholder proposal regarding report on community standards enforcement.		Shareholder	For	Against		Against	For

Comments: Given the Company's failure to mitigate the material risks of dangerous and criminal behavior, terrorist content, hate speech, and misinformation on its sites, we believe that approval of this proposal is in the best interests of the Company and its stakeholders. As such, we recommend a vote FOR this Proposal.

9.	A shareholder proposal regarding report and advisory vote on the metaverse.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.	A shareholder proposal regarding human rights impact assessment.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

11.	A shareholder proposal regarding child sexual exploitation online.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will enable the Company to gather adequate information on the risks brought by the increasing sexual exploitation of children online, and therefore use such information in addressing the operational and reputational impacts not only within the Company, but also in the communities it serves. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

12.	A shareholder proposal regarding civil rights and non-discrimination audit.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

13.	A shareholder proposal regarding report on lobbying.		Shareholder	Against	Against		For	For
14.	A shareholder proposal regarding assessment of audit & risk oversight committee.		Shareholder	For	Against		Against	For

Comments: We believe that human rights issues are needed to be escalated at the board level to ensure proper accountability and oversight. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy  Guidelines, we recommend a vote FOR this Proposal.

15.	A shareholder proposal regarding report on charitable donations.		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	564		0	23-May-2022	23-May-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	1,980		0	23-May-2022	23-May-2022
THE TRAVELERS COMPANIES, INC.
Security	89417E109				Meeting Type			Annual
Ticker Symbol	TRV				Meeting Date			25-May-2022
ISIN	US89417E1091				Agenda			935603490 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Alan L. Beller		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1B.	Election of Director: Janet M. Dolan		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1C.	Election of Director: Patricia L. Higgins		Management	For	For		For	For
1D.	Election of Director: William J. Kane		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: Thomas B. Leonardi		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Clarence Otis Jr.		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.	Election of Director: Elizabeth E. Robinson		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1H.	Election of Director: Philip T. Ruegger III		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: Rafael Santana		Management	For	For		For	For
1J.	Election of Director: Todd C. Schermerhorn		Management	For	For		For	For
1K.	Election of Director: Alan D. Schnitzer		Management	For	For		For	For
1L.	Election of Director: Laurie J. Thomsen		Management	For	For		For	For
1M.	Election of Director: Bridget van Kralingen		Management	For	For		For	For
2.	Ratification of the appointment of KPMG LLP as The Travelers Companies, Inc.'s independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Non-binding vote to approve executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Shareholder proposal relating to additional disclosure of lobbying, if presented at the Annual Meeting of Shareholders.		Shareholder	Against	Against		For	For
5.	Shareholder proposal relating to the issuance of a report on GHG emissions, if presented at the Annual Meeting of Shareholders.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder proposal relating to policies regarding fossil fuel supplies, if presented at the Annual Meeting of Shareholders.		Shareholder	Against	Against		For	For
7.	Shareholder proposal relating to conducting a racial equity audit, if presented at the Annual Meeting of Shareholders.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	Shareholder proposal relating to the issuance of a report on insuring law enforcement, if presented at the Annual Meeting of Shareholders.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	768		0	23-May-2022	23-May-2022
CHEVRON CORPORATION
Security	166764100				Meeting Type			Annual
Ticker Symbol	CVX				Meeting Date			25-May-2022
ISIN	US1667641005				Agenda			935603882 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Wanda M. Austin		Management	For	For		For	For
1B.	Election of Director: John B. Frank		Management	For	For		For	For
1C.	Election of Director: Alice P. Gast		Management	For	For		For	For
1D.	Election of Director: Enrique Hernandez, Jr.		Management	For	For		For	For
1E.	Election of Director: Marillyn A. Hewson		Management	For	For		For	For
1F.	Election of Director: Jon M. Huntsman Jr.		Management	For	For		For	For
1G.	Election of Director: Charles W. Moorman		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director: Dambisa F. Moyo		Management	For	For		For	For
1I.	Election of Director: Debra Reed-Klages		Management	For	For		For	For
1J.	Election of Director: Ronald D. Sugar		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.	Election of Director: D. James Umpleby III		Management	For	For		For	For
1L.	Election of Director: Michael K. Wirth		Management	For	For		For	For
2.	Ratification of Appointment of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Named Executive Officer Compensation		Management	For	For		For	For
4.	Approve the 2022 Long-Term Incentive Plan of Chevron Corporation		Management	For	For		For	For
5.	Adopt Medium- and Long-Term GHG Reduction Targets		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

6.	Report on Impacts of Net Zero 2050 Scenario		Shareholder	For	Against		Against	For

Comments: We believe that improved transparency and accountability will enhance the Company's commitment to long-term sustainability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	Report on Reliability of Methane Emission Disclosures		Management	For	For		For	For
8.	Report on Business with Conflict-Complicit Governments		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

9.	Report on Racial Equity Audit		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.	Special Meetings		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,271		0	23-May-2022	23-May-2022
EXXON MOBIL CORPORATION
Security	30231G102				Meeting Type			Annual
Ticker Symbol	XOM				Meeting Date			25-May-2022
ISIN	US30231G1022				Agenda			935604214 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Michael J. Angelakis		Management	For	For		For	For
1B.	Election of Director: Susan K. Avery		Management	For	For		For	For
1C.	Election of Director: Angela F. Braly		Management	For	For		For	For
1D.	Election of Director: Ursula M. Burns		Management	For	For		For	For
1E.	Election of Director: Gregory J. Goff		Management	For	For		For	For
1F.	Election of Director: Kaisa H. Hietala		Management	For	For		For	For
1G.	Election of Director: Joseph L. Hooley		Management	For	For		For	For
1H.	Election of Director: Steven A. Kandarian		Management	For	For		For	For
1I.	Election of Director: Alexander A. Karsner		Management	For	For		For	For
1J.	Election of Director: Jeffrey W. Ubben		Management	For	For		For	For
1K.	Election of Director: Darren W. Woods		Management	For	For		For	For
2.	Ratification of Independent Auditors		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Executive Compensation		Management	For	For		For	For
4.	Remove Executive Perquisites		Shareholder	Against	Against		For	For

Comments: We believe that it is the benefit of the Company to retain flexibility with respect to executive compensation, rather than commit to arbitrary principles which could place the Company at a competitive disadvantage in recruiting and retaining top talent. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

5.	Limit Shareholder Rights for Proposal Submission		Shareholder	Against	Against		For	For

Comments: However, we believe that the shareholder proposal is unnecessary. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote AGAINST this Proposal.

6.	Reduce Company Emissions and Hydrocarbon Sales		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	Report on Low Carbon Business Planning		Shareholder	For	Against		Against	For

Comments: We believe that the report on climate change and business model will develop new methods that can be applied globally when sufficient observations exist. Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. In accordance with Egan-Jones Guidelines, we recommend a vote FOR this Proposal.

8.	Report on Scenario Analysis		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. In accordance with Egan-
Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	Report on Plastic Production		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

10.	Report on Political Contributions		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	3,310		0	23-May-2022	23-May-2022
VERISK ANALYTICS, INC.
Security	92345Y106				Meeting Type			Annual
Ticker Symbol	VRSK				Meeting Date			25-May-2022
ISIN	US92345Y1064				Agenda			935604480 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Jeffrey Dailey		Management	For	For		For	For
1B.	Election of Director: Constantine P. Iordanou		Management	For	For		For	For
1C.	Election of Director: Wendy Lane		Management	For	For		For	For
1D.	Election of Director: Lee M. Shavel		Management	For	For		For	For
1E.	Election of Director: Kimberly S. Stevenson		Management	For	For		For	For
2.	To approve the Board Declassification Amendment		Management	For	For		For	For
3.	To approve executive compensation on an advisory, non-binding basis.		Management	For	For		For	For
4.	To ratify the appointment of Deloitte & Touche LLP as our independent auditor for the 2022 fiscal year.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	189		0	24-May-2022	24-May-2022
BLACKROCK, INC.
Security	09247X101				Meeting Type			Annual
Ticker Symbol	BLK				Meeting Date			25-May-2022
ISIN	US09247X1019				Agenda			935606890 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Bader M. Alsaad		Management	For	For		For	For
1B.	Election of Director: Pamela Daley		Management	For	For		For	For
1C.	Election of Director: Laurence D. Fink		Management	For	For		For	For
1D.	Election of Director: Beth Ford		Management	For	For		For	For
1E.	Election of Director: William E. Ford		Management	Against	For		Against	For

Comments: F18  Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.	Election of Director: Fabrizio Freda		Management	For	For		For	For
1G.	Election of Director: Murry S. Gerber		Management	Against	For		Against	For

Comments: F6    Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.	Election of Director: Margaret "Peggy" L. Johnson		Management	Against	For		Against	For

Comments: F18  Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1I.	Election of Director: Robert S. Kapito		Management	For	For		For	For
1J.	Election of Director: Cheryl D. Mills		Management	Against	For		Against	For

Comments: F18  Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1K.	Election of Director: Gordon M. Nixon		Management	Against	For		Against	For

Comments: F18  Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1L.	Election of Director: Kristin C. Peck		Management	For	For		For	For
1M.	Election of Director: Charles H. Robbins		Management	For	For		For	For
1N.	Election of Director: Marco Antonio Slim Domit		Management	Against	For		Against	For

Comments: F18  Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1O.	Election of Director: Hans E. Vestberg		Management	For	For		For	For
1P.	Election of Director: Susan L. Wagner		Management	For	For		For	For
1Q.	Election of Director: Mark Wilson		Management	For	For		For	For
2.	Approval, in a non-binding advisory vote, of the compensation for named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of Deloitte LLP as BlackRock's independent registered public accounting firm for the fiscal year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder Proposal - Adopt stewardship policies designed to curtail corporate activities that externalize social and environmental costs.		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	194		0	23-May-2022	23-May-2022
AMAZON.COM, INC.
Security	023135106				Meeting Type			Annual
Ticker Symbol	AMZN				Meeting Date			25-May-2022
ISIN	US0231351067				Agenda			935609288 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Jeffrey P. Bezos		Management	For	For		For	For
1b.	Election of Director: Andrew R. Jassy		Management	For	For		For	For
1c.	Election of Director: Keith B. Alexander		Management	For	For		For	For
1d.	Election of Director: Edith W. Cooper		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Jamie S. Gorelick		Management	For	For		For	For
1f.	Election of Director: Daniel P. Huttenlocher		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Judith A. McGrath		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Indra K. Nooyi		Management	For	For		For	For
1i.	Election of Director: Jonathan J. Rubinstein		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1j.	Election of Director: Patricia Q. Stonesifer		Management	For	For		For	For
1k.	Election of Director: Wendell P. Weeks		Management	For	For		For	For
2.	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.
APPROVAL OF AN AMENDMENT TO THE
COMPANY'S RESTATED CERTIFICATE
OF INCORPORATION TO EFFECT A 20-
FOR-1 SPLIT OF THE COMPANY'S
COMMON STOCK AND A
PROPORTIONATE INCREASE IN THE
NUMBER OF AUTHORIZED SHARES OF
COMMON STOCK
			Management	For	For		For	For
5.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON RETIREMENT PLAN OPTIONS		Shareholder	For	Against		Against	For
Comments: We believe that approval of this proposal will align the interests of the Company's employees with its climate action goals. We recommend a vote FOR this Proposal.
6.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CUSTOMER DUE DILIGENCE		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

7.	SHAREHOLDER PROPOSAL REQUESTING AN ALTERNATIVE DIRECTOR CANDIDATE POLICY		Shareholder	For	Against		Against	For
Comments: We believe that approval of the proposal will provide a more meaningful way of electing directors. We recommend a vote FOR this Proposal.
8.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON PACKAGING MATERIALS		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

9.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON WORKER HEALTH AND SAFETY DIFFERENCES		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, ensuring proper health and safety practices in workplace is in the best interests of the Company and its shareholders. In accordance with
Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal

10.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON RISKS ASSOCIATED WITH THE USE OF CERTAIN CONTRACT CLAUSES		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

11.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CHARITABLE CONTRIBUTIONS		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its charitable contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

12.	SHAREHOLDER PROPOSAL REQUESTING ALTERNATIVE TAX REPORTING		Shareholder	Against	Against		For	For

Comments: We believe, that the adoption of this proposal is not critical to the Company's long-term success and the enhancement of shareholder value. As such, in accordance with Egan-Jones Proxy Guidelines, we recommend a vote AGAINST this Proposal.

13.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON FREEDOM OF ASSOCIATION		Shareholder	For	Against		Against	For

Comments: We believe that improved transparency and accountability will enhance the Company's commitment to long-term sustainability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

14.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON LOBBYING		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

15.	SHAREHOLDER PROPOSAL REQUESTING A POLICY REQUIRING MORE DIRECTOR CANDIDATES THAN BOARD SEATS		Shareholder	For	Against		Against	For
Comments: We believe that approval of the proposal is in the best interests of the Company and its shareholders. We recommend a vote FOR this Proposal.
16.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON WAREHOUSE WORKING CONDITIONS		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

17.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON GENDER/RACIAL PAY		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

18.	SHAREHOLDER PROPOSAL REQUESTING A DIVERSITY AND EQUITY AUDIT		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

19.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CUSTOMER USE OF CERTAIN TECHNOLOGIES		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will enable the Company to extend its efforts in mitigating the risks of hate crimes on the Company's brand and reputation.  After reviewing the tenets of the proposal and in accordance to Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	118		0	23-May-2022	23-May-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	400		0	23-May-2022	23-May-2022
MORGAN STANLEY
Security	617446448				Meeting Type			Annual
Ticker Symbol	MS				Meeting Date			26-May-2022
ISIN	US6174464486				Agenda			935584878 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Alistair Darling		Management	For	For		For	For
1B.	Election of Director: Thomas H. Glocer		Management	For	For		For	For
1C.	Election of Director: James P. Gorman		Management	For	For		For	For
1D.	Election of Director: Robert H. Herz		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.	Election of Director: Erika H. James		Management	For	For		For	For
1F.	Election of Director: Hironori Kamezawa		Management	For	For		For	For
1G.	Election of Director: Shelley B. Leibowitz		Management	For	For		For	For
1H.	Election of Director: Stephen J. Luczo		Management	For	For		For	For
1I.	Election of Director: Jami Miscik		Management	For	For		For	For
1J.	Election of Director: Masato Miyachi		Management	For	For		For	For
1K.	Election of Director: Dennis M. Nally		Management	For	For		For	For
1L.	Election of Director: Mary L. Schapiro		Management	For	For		For	For
1M.	Election of Director: Perry M. Traquina		Management	For	For		For	For
1N.	Election of Director: Rayford Wilkins, Jr.		Management	For	For		For	For
2.	To ratify the appointment of Deloitte & Touche LLP as independent auditor		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve the compensation of executives as disclosed in the proxy statement (non- binding advisory vote)		Management	For	For		For	For
4.	Shareholder proposal requesting adoption of a policy to cease financing new fossil fuel development		Shareholder	Against	Against		For	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is not advisable and is not in the best interests of Company and its shareholders. We recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,690		0	24-May-2022	24-May-2022
DUPONT DE NEMOURS, INC.
Security	26614N102				Meeting Type			Annual
Ticker Symbol	DD				Meeting Date			26-May-2022
ISIN	US26614N1028				Agenda			935594449 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Amy G. Brady		Management	For	For		For	For
1B.	Election of Director: Edward D. Breen		Management	Against	For		Against	For

Comments: F4          Over-Boarded (Board Chair and CEO)

Egan-Jones' Proxy Guidelines state that neither Chairman nor CEO, being the most critical roles in a company, should hold more than one other public directorship to ensure the valuable and prudent exercise of their fiduciary duties and that their integrity and efficiency are not compromised, whether the positions are separate or combined.

1C.	Election of Director: Ruby R. Chandy		Management	For	For		For	For
1D.	Election of Director: Terrence R. Curtin		Management	For	For		For	For
1E.	Election of Director: Alexander M. Cutler		Management	For	For		For	For
1F.	Election of Director: Eleuthère I. du Pont		Management	Against	For		Against	For

Comments: F10        Affiliation - Ex-Officio - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines a director who serves on the Company board in an ex-officio capacity is considered affiliated. We believe that key Board committees namely Audit, Compensation and
Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1G.	Election of Director: Kristina M. Johnson		Management	For	For		For	For
1H.	Election of Director: Luther C. Kissam		Management	For	For		For	For
1I.	Election of Director: Frederick M. Lowery		Management	For	For		For	For
1J.	Election of Director: Raymond J. Milchovich		Management	For	For		For	For
1K.	Election of Director: Deanna M. Mulligan		Management	For	For		For	For
1L.	Election of Director: Steven M. Sterin		Management	For	For		For	For
2.	Advisory Resolution to Approve Executive Compensation		Management	For	For		For	For
3.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2022		Management	For	For		For	For
4.	Independent Board Chair		Shareholder	For	Against		Against	For

Comments: We have determined that it is a positive corporate governance measure to allow the stockholders to have the ability to take action by written consent, if such written consent or consents sets forth the action to be taken and is signed by the holders of outstanding stock having not less than the minimum number of votes that would be necessary to authorize or take such action at a meeting at which all shares entitled to vote on the matter were present and voted. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,944		0	20-May-2022	20-May-2022
CERNER CORPORATION
Security	156782104				Meeting Type			Annual
Ticker Symbol	CERN				Meeting Date			26-May-2022
ISIN	US1567821046				Agenda			935595198 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Mitchell E. Daniels, Jr.		Management	For	For		For	For
1B.	Election of Director: Elder Granger, M.D.		Management	For	For		For	For
1C.	Election of Director: John J. Greisch		Management	For	For		For	For
1D.	Election of Director: Melinda J. Mount		Management	For	For		For	For
1E.	Election of Director: George A. Riedel		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1F.	Election of Director: R. Halsey Wise		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm of Cerner Corporation for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval, on an advisory basis, of the compensation of our Named Executive Officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4A.
Approval of the proposed amendments to
our Third Restated Certificate of
Incorporation, as amended (the
"Certificate"), to remove the supermajority
voting standards for certain business
combination transactions with interested
stockholders.
			Management	For	For		For	For
4B.	Approval of the proposed amendments to our Certificate to remove the supermajority voting standards to amend or repeal any provision of the Bylaws.		Management	For	For		For	For
4C.	Approval of the proposed amendments to our Certificate to remove the supermajority voting standards to amend or repeal certain provisions of the Certificate.		Management	For	For		For	For
4D.	Approval of the proposed amendments to our Certificate to remove the supermajority voting standards to remove a director with cause.		Management	For	For		For	For
5.	Approval of an amendment and restatement of the Cerner Corporation 2011 Omnibus Equity Incentive Plan to increase the number of authorized shares and the plan's term.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

6.	Shareholder proposal requesting amendment to the Company's governing documents to give shareholders the right to call a special shareholder meeting.		Shareholder	For	Against		Against	For

Comments: We do not believe it is appropriate to enable holders of at least 10% or more of the common stock to have an unlimited ability to call special meetings for any purpose at any time. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	622		0	25-May-2022	25-May-2022
MCDONALD'S CORPORATION
Security	580135101				Meeting Type			Contested-Annual
Ticker Symbol	MCD				Meeting Date			26-May-2022
ISIN	US5801351017				Agenda			935606965 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Lloyd Dean		For	For		For	For
	2	Robert Eckert		For	For		For	For
	3	Catherine Engelbert		For	For		For	For
	4	Margaret Georgiadis		For	For		For	For
	5	Enrique Hernandez, Jr.		For	For		For	For
	6	Christopher Kempczinski		For	For		For	For
	7	Richard Lenny		For	For		For	For
	8	John Mulligan		For	For		For	For
	9	Sheila Penrose		For	For		For	For
	10	John Rogers, Jr.		For	For		For	For
	11	Paul Walsh		For	For		For	For
	12	Miles White		For	For		For	For
2.	Advisory vote to approve executive compensation.		Management	For	For		For	For
3.	Advisory vote to ratify the appointment of Ernst & Young LLP as independent auditor for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Advisory vote on a shareholder proposal requesting to modify the threshold to call special shareholders' meetings, if properly presented.		Shareholder	For	Against		Against	For

Comments: We do not believe it is appropriate to enable holders of at least 10% or more of the common stock to have an unlimited ability to call special meetings for any purpose at any time. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

5.	Advisory vote on a shareholder proposal requesting a report on reducing plastics use, if properly presented.		Shareholder	Against	Against		For	For
6.	Advisory vote on a shareholder proposal requesting a report on antibiotics and public health costs, if properly presented.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	Advisory vote on a shareholder proposal requesting disclosure regarding confinement stall use in the Company's U.S. pork supply chain, if properly presented.		Shareholder	Against	Against		For	For
8.	Advisory vote on a shareholder proposal requesting a third party civil rights audit, if properly presented.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	Advisory vote on a shareholder proposal requesting a report on lobbying activities and expenditures, if properly presented.		Shareholder	Against	Against		For	For
10.	Advisory vote on a shareholder proposal requesting a report on global public policy and political influence, if properly presented.		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	813		0	24-May-2022	24-May-2022
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	813		0	24-May-2022	24-May-2022
MCDONALD'S CORPORATION
Security	580135101				Meeting Type			Contested-Annual
Ticker Symbol	MCD				Meeting Date			26-May-2022
ISIN	US5801351017				Agenda			935625751 - Opposition

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Leslie Samuelrich			For			None
	2	Maisie Lucia Ganzler			For			None
	3	MGT NOM: Lloyd Dean			For			None
	4	MGT NOM: Robert Eckert			For			None
	5	MGT NOM: C. Engelbert			For			None
	6	MGT NOM: M. Georgiadis			For			None
	7	MGT NOM: E Hernandez Jr			For			None
	8	MGT NOM: C. Kempczinski			For			None
	9	MGT NOM: John Mulligan			For			None
	10	MGT NOM: John Rogers Jr			For			None
	11	MGT NOM: Paul Walsh			For			None
	12	MGT NOM: Miles White			For			None
2.	Advisory vote to approve the Company's executive compensation.		Management		Against			None
3.	Advisory vote to approve the appointment of Ernst & Young LLP as the Company's independent auditor for 2022.		Management		For			None
4.	Advisory vote on a shareholder proposal requesting to modify the threshold to call special shareholders' meetings, if properly presented.		Shareholder		For			None
5.	Advisory vote on a shareholder proposal requesting a report on reducing plastics use, if properly presented.		Shareholder		For			None
6.	Advisory vote on a shareholder proposal requesting a report on antibiotics and public health costs, if properly presented.		Shareholder		For			None
7.	Advisory vote on a shareholder proposal requesting disclosure regarding confinement stall use in the Company's U.S. pork supply chain, if properly presented.		Shareholder		For			None
8.	Advisory vote on a shareholder proposal requesting a third- party civil rights audit, if properly presented.		Shareholder		For			None
9.	Advisory vote on a shareholder proposal requesting a report on lobbying activities and expenditures, if properly presented.		Shareholder		For			None
10.	Advisory vote on a shareholder proposal requesting a report on global public policy and political influence, if properly presented.		Shareholder		For			None

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	813		0
LOWE'S COMPANIES, INC.
Security	548661107				Meeting Type			Annual
Ticker Symbol	LOW				Meeting Date			27-May-2022
ISIN	US5486611073				Agenda			935607210 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Raul Alvarez		For	For		For	For
	2	David H. Batchelder		For	For		For	For
	3	Sandra B. Cochran		For	For		For	For
	4	Laurie Z. Douglas		For	For		For	For
	5	Richard W. Dreiling		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	6	Marvin R. Ellison		For	For		For	For
	7	Daniel J. Heinrich		For	For		For	For
	8	Brian C. Rogers		For	For		For	For
	9	Bertram L. Scott		For	For		For	For
	10	Colleen Taylor		For	For		For	For
	11	Mary Beth West		For	For		For	For
2.	Advisory vote to approve the Company's named executive officer compensation in fiscal 2021.		Management	For	For		For	For
3.	Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approval of the Amended and Restated Lowe's Companies, Inc. 2006 Long Term Incentive Plan.		Management	For	For		For	For
5.	Shareholder proposal requesting a report on median and adjusted pay gaps across race and gender.		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	Shareholder proposal regarding amending the Company's proxy access bylaw to remove shareholder aggregation limits.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that because the board of directors serves as the representatives of shareholders, shareholders should have the right to nominate their own representatives. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

7.	Shareholder proposal requesting a report on risks of state policies restricting reproductive health care.		Shareholder	Against	Against		For	For

Comments: We believe however that the proposal does not contribute to the common benefit of shareholders or to the enhancement of corporate value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

8.	Shareholder proposal requesting a civil rights and non- discrimination audit and report.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	Shareholder proposal requesting a report on risks from worker misclassification by certain Company vendors.		Shareholder	For	Against		Against	For

Comments: We believe that the adoption of a more comprehensive human rights policy, coupled with implementation, enforcement, independent monitoring, and transparent, comprehensive reporting will assure shareholders of the Company's global leadership. We recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,022		0	24-May-2022	24-May-2022
WALMART INC.
Security	931142103				Meeting Type			Annual
Ticker Symbol	WMT				Meeting Date			01-Jun-2022
ISIN	US9311421039				Agenda			935613491 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Cesar Conde		Management	For	For		For	For
1b.	Election of Director: Timothy P. Flynn		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director: Sarah J. Friar		Management	For	For		For	For
1d.	Election of Director: Carla A. Harris		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Thomas W. Horton		Management	For	For		For	For
1f.	Election of Director: Marissa A. Mayer		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: C. Douglas McMillon		Management	For	For		For	For
1h.	Election of Director: Gregory B. Penner		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1i.	Election of Director: Randall L. Stephenson		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.	Election of Director: S. Robson Walton		Management	For	For		For	For
1k.	Election of Director: Steuart L. Walton		Management	For	For		For	For
2.	Advisory Vote to Approve Named Executive Officer Compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of Ernst & Young LLP as Independent Accountants		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Report on Animal Welfare Practices		Shareholder	Against	Against		For	For
5.	Create a Pandemic Workforce Advisory Council		Shareholder	Against	Against		For	For
6.	Report on Impacts of Reproductive Healthcare Legislation		Shareholder	Against	Against		For	For
7.	Report on Alignment of Racial Justice Goals and Starting Wages		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.	Civil Rights and Non-Discrimination Audit		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

9.	Report on Charitable Donation Disclosures		Shareholder	Against	Against		For	For
Comments: I
10.	Report on Lobbying Disclosures		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,645		0	31-May-2022	31-May-2022
COMCAST CORPORATION
Security	20030N101				Meeting Type			Annual
Ticker Symbol	CMCSA				Meeting Date			01-Jun-2022
ISIN	US20030N1019				Agenda			935613693 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Kenneth J. Bacon		For	For		For	For
	2	Madeline S. Bell		For	For		For	For
	3	Edward D. Breen		Withheld	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	4	Gerald L. Hassell		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	5	Jeffrey A. Honickman		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	6	Maritza G. Montiel		For	For		For	For
	7	Asuka Nakahara		For	For		For	For
	8	David C. Novak		Withheld	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	9	Brian L. Roberts		Withheld	For		Against	For

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.	Advisory vote on executive compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of our independent auditors		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	To report on charitable donations		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its charitable contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

5.	To perform independent racial equity audit		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.	To report on risks of omitting "viewpoint" and "ideology" from EEO policy		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will enable the Company to avoid legal and reputational risk arising from harassment and discrimination. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

7.	To conduct and publicly release the results of an independent investigation into the effectiveness of sexual harassment policies		Shareholder	For	Against		Against	For

Comments: We believe that approval of the proposal will enable the Company to avoid legal and reputational risk arising from harassment and discrimination. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

8.	To report on how retirement plan options align with company climate goals		Shareholder	For	Against		Against	For

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	212		0	31-May-2022	31-May-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	4,980		0	31-May-2022	31-May-2022
ALPHABET INC.
Security	02079K305				Meeting Type			Annual
Ticker Symbol	GOOGL				Meeting Date			01-Jun-2022
ISIN	US02079K3059				Agenda			935618578 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Larry Page		Management	For	For		For	For
1b.	Election of Director: Sergey Brin		Management	For	For		For	For
1c.	Election of Director: Sundar Pichai		Management	For	For		For	For
1d.	Election of Director: John L. Hennessy		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.	Election of Director: Frances H. Arnold		Management	For	For		For	For
1f.	Election of Director: L. John Doerr		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director: Roger W. Ferguson Jr.		Management	For	For		For	For
1h.	Election of Director: Ann Mather		Management	For	For		For	For
1i.	Election of Director: K. Ram Shriram		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1j.	Election of Director: Robin L. Washington		Management	Against	For		Against	For

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Ratification of the appointment of Ernst & Young LLP as Alphabet's independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	The amendment of Alphabet's 2021 Stock Plan to increase the share reserve by 4,000,000 shares of Class C capital stock.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	The amendment of Alphabet's Amended and Restated Certificate of Incorporation to increase the number of authorized shares.		Management	For	For		For	For
5.	A stockholder proposal regarding a lobbying report, if properly presented at the meeting.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	A stockholder proposal regarding a climate lobbying report, if properly presented at the meeting.		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.	A stockholder proposal regarding a report on physical risks of climate change, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

8.	A stockholder proposal regarding a report on water management risks, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

9.	A stockholder proposal regarding a racial equity audit, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.	A stockholder proposal regarding a report on concealment clauses, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

11.	A stockholder proposal regarding equal shareholder voting, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that shareholder approval is warranted. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. We prefer that companies do not utilize multiple class capital structures to provide equal voting rights to all shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

12.	A stockholder proposal regarding a report on government takedown requests, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that improved transparency and accountability is needed to meet the company's long-term responsibility to its many investors. We believe that the preparation of the report will allow the
Company to evaluate its activities related to political advertising and potential censorship issues, and at the same time assess the operational, reputational, and social implications of such to the Company.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

13.	A stockholder proposal regarding a human rights assessment of data center siting, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that the adoption of a more comprehensive human rights policy, coupled with implementation, enforcement, independent monitoring, and transparent, comprehensive reporting will assure shareholders of the Company's global leadership. We recommend a vote FOR this Proposal.

14.	A stockholder proposal regarding a report on data collection, privacy, and security, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

15.	A stockholder proposal regarding algorithm disclosures, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

16.	A stockholder proposal regarding misinformation and disinformation, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

17.	A stockholder proposal regarding a report on external costs of disinformation, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

18.	A stockholder proposal regarding a report on board diversity, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging board. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

19.	A stockholder proposal regarding the establishment of an environmental sustainability board committee, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that environmental issues are needed to be escalated at the board level to ensure proper accountability and oversight. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

20.	A stockholder proposal regarding a policy on non-management employee representative director, if properly presented at the meeting.		Shareholder	Against	Against		For	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

21.	A stockholder proposal regarding a report on policies regarding military and militarized policing agencies, if properly presented at the meeting.		Shareholder	Against	Against		For	For

Comments: We do not believe that the review and report requested by this proposal are warranted or that the report would be informative to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	72		0	29-May-2022	29-May-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	380		0	29-May-2022	29-May-2022
NXP SEMICONDUCTORS NV.
Security	N6596X109				Meeting Type			Annual
Ticker Symbol	NXPI				Meeting Date			01-Jun-2022
ISIN	NL0009538784				Agenda			935648545 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	Adoption of the 2021 Statutory Annual Accounts		Management	For	For		For	For
2.	Discharge of the members of the Board for their responsibilities in the financial year ended December 31, 2021		Management	For	For		For	For
3a.	Re-appoint Kurt Sievers as executive director		Management	For	For		For	For
3b.	Re-appoint Sir Peter Bonfield as non- executive director		Management	Against	For		Against	For

Comments: F3          Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

3c.	Re-appoint Annette Clayton as non- executive director		Management	For	For		For	For
3d.	Re-appoint Anthony Foxx as non-executive director		Management	For	For		For	For
3e.	Appoint Chunyuan Gu as non-executive director		Management	For	For		For	For
3f.	Re-appoint Lena Olving as non-executive director		Management	For	For		For	For
3g.	Re-appoint Julie Southern as non-executive director		Management	For	For		For	For
3h.	Re-appoint Jasmin Staiblin as non- executive director		Management	For	For		For	For
3i.	Re-appoint Gregory Summe as non- executive director		Management	For	For		For	For
3j.	Re-appoint Karl-Henrik Sundström as non- executive director		Management	For	For		For	For
4.	Authorization of the Board to issue ordinary shares of the Company and grant rights to acquire ordinary shares		Management	For	For		For	For
5.	Authorization of the Board to restrict or exclude pre-emption rights accruing in connection with an issue of shares or grant of rights		Management	For	For		For	For
6.	Authorization of the Board to repurchase ordinary shares		Management	For	For		For	For
7.	Authorization of the Board to cancel ordinary shares held or to be acquired by the Company		Management	For	For		For	For
8.	Non-binding, advisory approval of the Named Executive Officers' compensation		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	610		0	31-May-2022	31-May-2022
ALLEGION PLC
Security	G0176J109				Meeting Type			Annual
Ticker Symbol	ALLE				Meeting Date			02-Jun-2022
ISIN	IE00BFRT3W74				Agenda			935609365 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Kirk S. Hachigian		Management	For	For		For	For
1B.	Election of Director: Steven C. Mizell		Management	For	For		For	For
1C.	Election of Director: Nicole Parent Haughey		Management	For	For		For	For
1D.	Election of Director: Lauren B. Peters		Management	For	For		For	For
1E.	Election of Director: David D. Petratis		Management	Against	For		Against	For

Comments: F22     Chairman of the Board and the Company Earns a Cyber Security Risk Rating of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Rating. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1F.	Election of Director: Dean I. Schaffer		Management	For	For		For	For
1G.	Election of Director: Dev Vardhan		Management	For	For		For	For
1H.	Election of Director: Martin E. Welch III		Management	For	For		For	For
2.	Advisory approval of the compensation of the Company's named executive officers.		Management	For	For		For	For
3.	Approval of the appointment of PricewaterhouseCoopers as independent auditors of the Company and authorize the Audit and Finance Committee of the Board of Directors to set the auditors' remuneration.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

4.	Approval of renewal of the Board of Directors' existing authority to issue shares.		Management	For	For		For	For
5.	Approval of renewal of the Board of Directors' existing authority to issue shares for cash without first offering shares to existing shareholders (Special Resolution).		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	439		0	27-May-2022	27-May-2022
PAYPAL HOLDINGS, INC.
Security	70450Y103				Meeting Type			Annual
Ticker Symbol	PYPL				Meeting Date			02-Jun-2022
ISIN	US70450Y1038				Agenda			935613744 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Rodney C. Adkins		Management	For	For		For	For
1b.	Election of Director: Jonathan Christodoro		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: John J. Donahoe		Management	For	For		For	For
1d.	Election of Director: David W. Dorman		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Belinda J. Johnson		Management	For	For		For	For
1f.	Election of Director: Enrique Lores		Management	For	For		For	For
1g.	Election of Director: Gail J. McGovern		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Deborah M. Messemer		Management	For	For		For	For
1i.	Election of Director: David M. Moffett		Management	For	For		For	For
1j.	Election of Director: Ann M. Sarnoff		Management	For	For		For	For
1k.	Election of Director: Daniel H. Schulman		Management	For	For		For	For
1l.	Election of Director: Frank D. Yeary		Management	For	For		For	For
2.	Advisory Vote to Approve Named Executive Officer Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Advisory Vote on the Frequency of the Stockholder Advisory Vote to Approve Named Executive Officer Compensation.		Management	1 Year	1 Year		For	For
4.	Ratification of the Appointment of PricewaterhouseCoopers LLP as Our Independent Auditor for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	Stockholder Proposal - Special Shareholder Meeting Improvement.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,352		0	01-Jun-2022	01-Jun-2022
NVIDIA CORPORATION
Security	67066G104				Meeting Type			Annual
Ticker Symbol	NVDA				Meeting Date			02-Jun-2022
ISIN	US67066G1040				Agenda			935618299 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1A.	Election of Director: Robert K. Burgess		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1B.	Election of Director: Tench Coxe		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1C.	Election of Director: John O. Dabiri		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1D.	Election of Director: Persis S. Drell		Management	For	For		For	For
1E.	Election of Director: Jen-Hsun Huang		Management	For	For		For	For
1F.	Election of Director: Dawn Hudson		Management	Against	For		Against	For

Comments: F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1G.	Election of Director: Harvey C. Jones		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20         Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1H.	Election of Director: Michael G. McCaffery		Management	For	For		For	For
1I.	Election of Director: Stephen C. Neal		Management	For	For		For	For
1J.	Election of Director: Mark L. Perry		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.	Election of Director: A. Brooke Seawell		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.	Election of Director: Aarti Shah		Management	For	For		For	For
1M.	Election of Director: Mark A. Stevens		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Advisory approval of our executive compensation.		Management	For	For		For	For
3.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approval of an amendment to our charter to increase the number of authorized shares of common stock from 4 billion to 8 billion shares.		Management	For	For		For	For
5.	Approval of an amendment and restatement of our Amended and Restated 2007 Equity Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	947		0	30-May-2022	30-May-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	2,280		0	30-May-2022	30-May-2022
NETFLIX, INC.
Security	64110L106				Meeting Type			Annual
Ticker Symbol	NFLX				Meeting Date			02-Jun-2022
ISIN	US64110L1061				Agenda			935620422 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Class II director to hold office until the 2025 Annual Meeting of Stockholders: Timothy Haley		Management	Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Class II director to hold office until the 2025 Annual Meeting of Stockholders: Leslie Kilgore		Management	For	For		For	For
1c.	Election of Class II director to hold office until the 2025 Annual Meeting of Stockholders: Strive Masiyiwa		Management	For	For		For	For
1d.	Election of Class II director to hold office until the 2025 Annual Meeting of Stockholders: Ann Mather		Management	For	For		For	For
2.	Management Proposal: Declassification of the Board of Directors.		Management	For	For		For	For
3.	Management Proposal: Elimination of Supermajority Voting Provisions.		Management	For	For		For	For
4.	Management Proposal: Creation of a New Stockholder Right to Call a Special Meeting.		Management	Against	For		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the proposal, we recommend a vote AGAINST this Proposal.

5.	Ratification of Appointment of Independent Registered Public Accounting Firm.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

6.	Advisory Approval of Executive Officer Compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

7.	Stockholder Proposal entitled, "Proposal 7 - Simple Majority Vote," if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: In accordance with the Egan-Jones' Proxy Guidelines, we believe that the advantages of eliminating supermajority provisions outweigh the benefits of maintaining it as a voting standard. We believe that a simple majority vote will strengthen the Company's corporate governance practice. Contrary to supermajority voting, a simple majority standard will give the shareholders equal and fair representation in the Company by limiting the power of shareholders who own a large stake in the entity, therefore, paving way for a more meaningful voting outcome. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this
Proposal.

8.	Stockholder Proposal entitled, "Proposal 8 - Lobbying Activity Report," if properly presented at the meeting.		Management	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	491		0	31-May-2022	31-May-2022
DIGITAL REALTY TRUST, INC.
Security	253868103				Meeting Type			Annual
Ticker Symbol	DLR				Meeting Date			03-Jun-2022
ISIN	US2538681030				Agenda			935614621 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Laurence A. Chapman		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director: Alexis Black Bjorlin		Management	For	For		For	For
1c.	Election of Director: VeraLinn Jamieson		Management	For	For		For	For
1d.	Election of Director: Kevin J. Kennedy		Management	For	For		For	For
1e.	Election of Director: William G. LaPerch		Management	For	For		For	For
1f.	Election of Director: Jean F.H.P. Mandeville		Management	For	For		For	For
1g.	Election of Director: Afshin Mohebbi		Management	For	For		For	For
1h.	Election of Director: Mark R. Patterson		Management	For	For		For	For
1i.	Election of Director: Mary Hogan Preusse		Management	For	For		For	For
1j.	Election of Director: Dennis E. Singleton		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1k.	Election of Director: A. William Stein		Management	For	For		For	For
2.	To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on a non-binding, advisory basis, the compensation of the Company's named executive officers, as more fully described in the accompanying Proxy Statement (say on pay).		Management	For	For		For	For
4.	A stockholder proposal regarding reporting on concealment clauses.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	460		0	01-Jun-2022	01-Jun-2022
UnitedHealth Group
Security	91324P102				Meeting Type			Annual
Ticker Symbol	UNH				Meeting Date			06-Jun-2022
ISIN	US91324P1021				Agenda			935618453 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Timothy P. Flynn		Management	For	For		For	For
1b.	Election of Director: Paul R. Garcia		Management	For	For		For	For
1c.	Election of Director: Stephen J. Hemsley		Management	Against	For		Against	For

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1d.	Election of Director: Michele J. Hooper		Management	For	For		For	For
1e.	Election of Director: F. William McNabb III		Management	For	For		For	For
1f.	Election of Director: Valerie C. Montgomery Rice, M.D.		Management	For	For		For	For
1g.	Election of Director: John H. Noseworthy, M.D.		Management	For	For		For	For
1h.	Election of Director: Andrew Witty		Management	For	For		For	For
2.	Advisory approval of the Company's executive compensation.		Management	For	For		For	For
3.	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	If properly presented at the 2022 Annual Meeting of Shareholders, the shareholder proposal seeking shareholder ratification of termination pay.		Shareholder	For	Against		Against	For

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

5.	If properly presented at the 2022 Annual Meeting of Shareholders, the shareholder proposal regarding political contributions congruency report.		Shareholder	Against	Against		For	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	153		0	01-Jun-2022	01-Jun-2022
19-9867MS	SC ZIEGLER FAMCO FUND AND MS		ZFHE		U.S. BANK	1,170		0	01-Jun-2022	01-Jun-2022
PENN NATIONAL GAMING, INC.
Security	707569109				Meeting Type			Annual
Ticker Symbol	PENN				Meeting Date			07-Jun-2022
ISIN	US7075691094				Agenda			935615003 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Barbara Shattuck Kohn		Withheld	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	2	Ronald J. Naples		For	For		For	For
	3	Saul V. Reibstein		Withheld	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.	Ratification of the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the 2022 fiscal year.		Management	For	For		For	For
3.	Approval, on an advisory basis, of the compensation paid to the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approval of the Company's 2022 Long Term Incentive Compensation Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,336		0	03-Jun-2022	03-Jun-2022
COGNIZANT TECHNOLOGY SOLUTIONS CORP.
Security	192446102				Meeting Type			Annual
Ticker Symbol	CTSH				Meeting Date			07-Jun-2022
ISIN	US1924461023				Agenda			935626626 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director to serve until the 2023 Annual meeting: Zein Abdalla		Management	For	For		For	For
1b.	Election of Director to serve until the 2023 Annual meeting: Vinita Bali		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director to serve until the 2023 Annual meeting: Maureen Breakiron-Evans		Management	For	For		For	For
1d.	Election of Director to serve until the 2023 Annual meeting: Archana Deskus		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director to serve until the 2023 Annual meeting: John M. Dineen		Management	For	For		For	For
1f.	Election of Director to serve until the 2023 Annual meeting: Brian Humphries		Management	For	For		For	For
1g.	Election of Director to serve until the 2023 Annual meeting: Leo S. Mackay, Jr.		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director to serve until the 2023 Annual meeting: Michael Patsalos-Fox		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director to serve until the 2023 Annual meeting: Stephen J. Rohleder		Management	For	For		For	For
1j.	Election of Director to serve until the 2023 Annual meeting: Joseph M. Velli		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director to serve until the 2023 Annual meeting: Sandra S. Wijnberg		Management	For	For		For	For
2.	Approve, on an advisory (non-binding) basis, the compensation of the company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Shareholder proposal requesting that the board of directors take action as necessary to amend the existing right for shareholders to call a special meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	596		0	02-Jun-2022	02-Jun-2022
THE TJX COMPANIES, INC.
Security	872540109				Meeting Type			Annual
Ticker Symbol	TJX				Meeting Date			07-Jun-2022
ISIN	US8725401090				Agenda			935636146 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: José B. Alvarez		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1b.	Election of Director: Alan M. Bennett		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19       Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1c.	Election of Director: Rosemary T. Berkery		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director: David T. Ching		Management	For	For		For	For
1e.	Election of Director: C. Kim Goodwin		Management	For	For		For	For
1f.	Election of Director: Ernie Herrman		Management	For	For		For	For
1g.	Election of Director: Michael F. Hines		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Amy B. Lane		Management	For	For		For	For
1i.	Election of Director: Carol Meyrowitz		Management	For	For		For	For
1j.	Election of Director: Jackwyn L. Nemerov		Management	Against	For		Against	For

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.	Election of Director: John F. O'Brien		Management	Against	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.	Ratification of appointment of PricewaterhouseCoopers as TJX's independent registered public accounting firm for fiscal 2023		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval of Stock Incentive Plan (2022 Restatement)		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Advisory approval of TJX's executive compensation (the say-on- pay vote)		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

5.	Shareholder proposal for a report on effectiveness of social compliance efforts in TJX's supply chain		Shareholder	For	Against		Against	For

Comments: We believe that the adoption of a more comprehensive implementation, enforcement, independent monitoring, and transparent, comprehensive reporting on human rights in the Company' s supply chain will assure shareholders of the Company's global leadership. We recommend a vote FOR this
Proposal.

6.	Shareholder proposal for a report on risk to TJX from supplier misclassification of supplier's employees		Shareholder	For	Against		Against	For

Comments: We believe that the adoption of a more comprehensive human rights policy, coupled with implementation, enforcement, independent monitoring, and transparent, comprehensive reporting will assure shareholders of the Company's global leadership. We recommend a vote FOR this Proposal.

7.	Shareholder proposal for a report on risk due to restrictions on reproductive rights		Shareholder	Against	Against		For	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. As such, in accordance with Egan-Jones
Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.	Shareholder proposal to adopt a paid sick leave policy for all Associates		Shareholder	Against	Against		For	For

Comments: We believe, that the adoption of this proposal is not critical to the Company's long-term success and the enhancement of shareholder value. As such, in accordance with Egan-Jones Proxy Guidelines, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	2,392		0	03-Jun-2022	03-Jun-2022
MATCH GROUP, INC.
Security	57667L107				Meeting Type			Annual
Ticker Symbol	MTCH				Meeting Date			08-Jun-2022
ISIN	US57667L1070				Agenda			935622957 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Stephen Bailey		Management	For	For		For	For
1b.	Election of Director: Melissa Brenner		Management	Against	For		Against	For

Comments: F18  Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Alan G. Spoon		Management	For	For		For	For
2.	To approve a non-binding advisory resolution on executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To conduct a non-binding advisory vote on the frequency of future advisory votes on executive compensation.		Management	1 Year	1 Year		For	For
4.	Ratification of the appointment of Ernst & Young LLP as Match Group, Inc.'s independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	742		0	06-Jun-2022	06-Jun-2022
PARAMOUNT GLOBAL
Security	92556H206				Meeting Type			Annual
Ticker Symbol	PARA				Meeting Date			08-Jun-2022
ISIN	US92556H2067				Agenda			935625117 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	Non-Voting agenda		Management	Abstain	None			For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,161		0	06-Jun-2022	06-Jun-2022
MARKETAXESS HOLDINGS INC.
Security	57060D108				Meeting Type			Annual
Ticker Symbol	MKTX				Meeting Date			08-Jun-2022
ISIN	US57060D1081				Agenda			935625737 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Richard M. McVey		Management	For	For		For	For
1b.	Election of Director: Nancy Altobello		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Director: Steven L. Begleiter		Management	For	For		For	For
1d.	Election of Director: Stephen P. Casper		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.	Election of Director: Jane Chwick		Management	For	For		For	For
1f.	Election of Director: Christopher R. Concannon		Management	For	For		For	For
1g.	Election of Director: William F. Cruger		Management	For	For		For	For
1h.	Election of Director: Kourtney Gibson		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Justin G. Gmelich		Management	For	For		For	For
1j.	Election of Director: Richard G. Ketchum		Management	For	For		For	For
1k.	Election of Director: Xiaojia Charles Li		Management	For	For		For	For
1l.	Election of Director: Emily H. Portney		Management	For	For		For	For
1m.	Election of Director: Richard L. Prager		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	To approve, on an advisory basis, the compensation of the Company's named executive officers as disclosed in the 2022 Proxy Statement.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To approve the MarketAxess Holdings Inc. 2022 Employee Stock Purchase Plan.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	81		0	06-Jun-2022	06-Jun-2022
CATERPILLAR INC.
Security	149123101				Meeting Type			Annual
Ticker Symbol	CAT				Meeting Date			08-Jun-2022
ISIN	US1491231015				Agenda			935627729 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Kelly A. Ayotte		Management	For	For		For	For
1b.	Election of Director: David L. Calhoun		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director: Daniel M. Dickinson		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1d.	Election of Director: Gerald Johnson		Management	For	For		For	For
1e.	Election of Director: David W. MacLennan		Management	For	For		For	For
1f.	Election of Director: Debra L. Reed-Klages		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Edward B. Rust, Jr.		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Susan C. Schwab		Management	For	For		For	For
1i.	Election of Director: D. James Umpleby III		Management	For	For		For	For
1j.	Election of Director: Rayford Wilkins, Jr.		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Ratification of our Independent Registered Public Accounting Firm		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Advisory Vote to Approve Executive Compensation		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Shareholder Proposal - Report on Climate		Shareholder	For	For		For	For
5.	Shareholder Proposal - Lobbying Disclosure		Shareholder	Against	Against		For	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.	Shareholder Proposal - Report on Activities in Conflict- Affected Areas		Shareholder	For	Against		Against	For

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

7.	Shareholder Proposal - Special Shareholder Meeting Improvement		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	926		0	06-Jun-2022	06-Jun-2022
FREEPORT-MCMORAN INC.
Security	35671D857				Meeting Type			Annual
Ticker Symbol	FCX				Meeting Date			09-Jun-2022
ISIN	US35671D8570				Agenda			935615279 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: David P. Abney		Management	For	For		For	For
1b.	Election of Director: Richard C. Adkerson		Management	For	For		For	For
1c.	Election of Director: Marcela E. Donadio		Management	For	For		For	For
1d.	Election of Director: Robert W. Dudley		Management	For	For		For	For
1e.	Election of Director: Hugh Grant		Management	For	For		For	For
1f.	Election of Director: Lydia H. Kennard		Management	For	For		For	For
1g.	Election of Director: Ryan M. Lance		Management	For	For		For	For
1h.	Election of Director: Sara Grootwassink Lewis		Management	For	For		For	For
1I.	Election of Director: Dustan E. McCoy		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1j.	Election of Director: John J. Stephens		Management	For	For		For	For
1k.	Election of Director: Frances Fragos Townsend		Management	For	For		For	For
2.	Approval, on an advisory basis, of the compensation of our named executive officers.		Management	For	For		For	For
3.	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	3,608		0	06-Jun-2022	06-Jun-2022
SERVICENOW, INC.
Security	81762P102				Meeting Type			Annual
Ticker Symbol	NOW				Meeting Date			09-Jun-2022
ISIN	US81762P1021				Agenda			935626068 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Susan L. Bostrom		Management	Against	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Teresa Briggs		Management	For	For		For	For
1c.	Election of Director: Jonathan C. Chadwick		Management	For	For		For	For
1d.	Election of Director: Paul E. Chamberlain		Management	For	For		For	For
1e.	Election of Director: Lawrence J. Jackson, Jr.		Management	For	For		For	For
1f.	Election of Director: Frederic B. Luddy		Management	For	For		For	For
1g.	Election of Director: Jeffrey A. Miller		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Joseph "Larry" Quinlan		Management	For	For		For	For
1i.	Election of Director: Sukumar Rathnam		Management	For	For		For	For
2.	To approve, on an advisory basis, the compensation of our Named Executive Officers ("Say-on-Pay").		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	To ratify PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	313		0	06-Jun-2022	06-Jun-2022
SALESFORCE, INC.
Security	79466L302				Meeting Type			Annual
Ticker Symbol	CRM				Meeting Date			09-Jun-2022
ISIN	US79466L3024				Agenda			935626258 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Marc Benioff		Management	Against	For		Against	For

Comments: F21     Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1b.	Election of Director: Bret Taylor		Management	For	For		For	For
1c.	Election of Director: Laura Alber		Management	For	For		For	For
1d.	Election of Director: Craig Conway		Management	Against	For		Against	For

Comments: F6       Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.	Election of Director: Parker Harris		Management	For	For		For	For
1f.	Election of Director: Alan Hassenfeld		Management	Against	For		Against	For

Comments: F6       Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.	Election of Director: Neelie Kroes		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.	Election of Director: Oscar Munoz		Management	For	For		For	For
1i.	Election of Director: Sanford Robertson		Management	Against	For		Against	For

Comments: F6       Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1j.	Election of Director: John V. Roos		Management	Against	For		Against	For

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.	Election of Director: Robin Washington		Management	For	For		For	For
1l.	Election of Director: Maynard Webb		Management	Against	For		Against	For

Comments: F6       Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1m.	Election of Director: Susan Wojcicki		Management	For	For		For	For
2.	Amendment and restatement of our 2013 Equity Incentive Plan to increase the number of shares reserved for issuance.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Amendment and restatement of our 2004 Employee Stock Purchase Plan to increase the number of shares reserved for issuance.		Management	For	For		For	For
4.	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending January 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.	An advisory vote to approve the fiscal 2022 compensation of our named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

6.	A stockholder proposal requesting a policy to require the Chair of the Board of Directors be an independent member of the Board, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.	A stockholder proposal requesting a racial equity audit, if properly presented at the meeting.		Shareholder	For	Against		Against	For

Comments: We believe that the proposal would encourage good governance and after evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	884		0	06-Jun-2022	06-Jun-2022
BOOKING HOLDINGS INC.
Security	09857L108				Meeting Type			Annual
Ticker Symbol	BKNG				Meeting Date			09-Jun-2022
ISIN	US09857L1089				Agenda			935631110 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Timothy Armstrong		Withheld	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	2	Glenn D. Fogel		For	For		For	For
	3	Mirian M. Graddick-Weir		Withheld	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	4	Wei Hopeman		For	For		For	For
	5	Robert J. Mylod, Jr.		Withheld	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	6	Charles H. Noski		For	For		For	For
	7	Nicholas J. Read		For	For		For	For
	8	Thomas E. Rothman		For	For		For	For
	9	Sumit Singh		For	For		For	For
	10	Lynn V. Radakovich		Withheld	For		Against	For

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	11	Vanessa A. Wittman		For	For		For	For
2.	Advisory vote to approve 2021 executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Stockholder proposal requesting the right of stockholders holding 10% of outstanding shares of common stock to call a special meeting.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

5.
Stockholder proposal requesting the Board
of Directors incorporate climate change
metrics into executive compensation
arrangements for our Chief Executive
Officer and at least one other senior
executive.
			Shareholder	For	Against		Against	For

Comments: Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the executive remuneration arrangements of the executives.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	51		0	07-Jun-2022	07-Jun-2022
REGENERON PHARMACEUTICALS, INC.
Security	75886F107				Meeting Type			Annual
Ticker Symbol	REGN				Meeting Date			10-Jun-2022
ISIN	US75886F1075				Agenda			935620383 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Bonnie L. Bassler, Ph.D.		Management	For	For		For	For
1b.	Election of Director: Michael S. Brown, M.D.		Management	Against	For		Against	For

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.	Election of Director: Leonard S. Schleifer, M.D., Ph.D.		Management	For	For		For	For
1d.	Election of Director: George D. Yancopoulos, M.D., Ph.D.		Management	For	For		For	For
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Proposal to approve, on an advisory basis, executive compensation.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	95		0	07-Jun-2022	07-Jun-2022
MONSTER BEVERAGE CORPORATION
Security	61174X109				Meeting Type			Annual
Ticker Symbol	MNST				Meeting Date			14-Jun-2022
ISIN	US61174X1090				Agenda			935630384 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR		Management
	1	Rodney C. Sacks		For	For		For	For
	2	Hilton H. Schlosberg		For	For		For	For
	3	Mark J. Hall		For	For		For	For
	4	Ana Demel		For	For		For	For
	5	James L. Dinkins		For	For		For	For
	6	Gary P. Fayard		For	For		For	For
	7	Tiffany M. Hall		For	For		For	For
	8	Jeanne P. Jackson		Withheld	For		Against	For

Comments: F18      Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	9	Steven G. Pizula		For	For		For	For
	10	Mark S. Vidergauz		Withheld	For		Against	For

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18      Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Proposal to ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Proposal to approve, on a non-binding, advisory basis, the compensation of the Company's named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	To consider a stockholder proposal regarding a report on the Company's plans to reduce greenhouse gas emissions; if properly presented at the Annual Meeting.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	1,170		0	10-Jun-2022	10-Jun-2022
ETSY, INC.
Security	29786A106				Meeting Type			Annual
Ticker Symbol	ETSY				Meeting Date			15-Jun-2022
ISIN	US29786A1060				Agenda			935625600 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Class I Director to serve until our 2025 Annual Meeting: C. Andrew Ballard		Management	For	For		For	For
1b.	Election of Class I Director to serve until our 2025 Annual Meeting: Jonathan D. Klein		Management	Withheld	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.	Election of Class I Director to serve until our 2025 Annual Meeting: Margaret M. Smyth		Management	For	For		For	For
2.	Advisory vote to approve executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	244		0	10-Jun-2022	10-Jun-2022
AUTODESK, INC.
Security	052769106				Meeting Type			Annual
Ticker Symbol	ADSK				Meeting Date			16-Jun-2022
ISIN	US0527691069				Agenda			935625814 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Andrew Anagnost		Management	For	For		For	For
1b.	Election of Director: Karen Blasing		Management	For	For		For	For
1c	Election of Director: Reid French		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.	Election of Director: Dr. Ayanna Howard		Management	For	For		For	For
1e.	Election of Director: Blake Irving		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1f.	Election of Director: Mary T. McDowell		Management	Against	For		Against	For

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.	Election of Director: Stephen Milligan		Management	For	For		For	For
1h.	Election of Director: Lorrie M. Norrington		Management	For	For		For	For
1i.	Election of Director: Betsy Rafael		Management	For	For		For	For
1j.	Election of Director: Stacy J. Smith		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.	Ratify the appointment of Ernst & Young LLP as Autodesk, Inc.'s independent registered public accounting firm for the fiscal year ending January 31, 2023.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approve, on an advisory (non-binding) basis, the compensation of Autodesk, Inc.'s named executive officers.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.	Approve the Autodesk 2022 Equity Incentive Plan.		Management	Against	For		Against	For

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	285		0	14-Jun-2022	14-Jun-2022
MONOLITHIC POWER SYSTEMS, INC.
Security	609839105				Meeting Type			Annual
Ticker Symbol	MPWR				Meeting Date			16-Jun-2022
ISIN	US6098391054				Agenda			935641060 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1.1	Election of Director: Michael Hsing		Management	Withheld	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1.2	Election of Director: Herbert Chang		Management	For	For		For	For
1.3	Election of Director: Carintia Martinez		Management	For	For		For	For
2.	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approve, on an advisory basis, the 2021 executive compensation.		Management	For	For		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	184		0	13-Jun-2022	13-Jun-2022
AON PLC
Security	G0403H108				Meeting Type			Annual
Ticker Symbol	AON				Meeting Date			17-Jun-2022
ISIN	IE00BLP1HW54				Agenda			935632857 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Lester B. Knight		Management	Against	For		Against	For

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.	Election of Director: Gregory C. Case		Management	For	For		For	For
1c.	Election of Director: Jin-Yong Cai		Management	For	For		For	For
1d.	Election of Director: Jeffrey C. Campbell		Management	For	For		For	For
1e.	Election of Director: Fulvio Conti		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.	Election of Director: Cheryl A. Francis		Management	For	For		For	For
1g.	Election of Director: J. Michael Losh		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.	Election of Director: Richard C. Notebaert		Management	Against	For		Against	For

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.	Election of Director: Gloria Santona		Management	For	For		For	For
1j.	Election of Director: Byron O. Spruell		Management	For	For		For	For
1k.	Election of Director: Carolyn Y. Woo		Management	For	For		For	For
2.	Advisory vote to approve the compensation of the Company's named executive officers.		Management	For	For		For	For
3.	Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution..

4.	Re-appoint Ernst & Young Chartered Accountants as the Company's statutory auditor under Irish law.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST these Resolutions.

5.	Authorize the Board or the Audit Committee of the Board to determine the remuneration of Ernst & Young Ireland, in its capacity as the Company's statutory auditor under Irish law.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST these Resolutions.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	441		0	14-Jun-2022	14-Jun-2022
SOLAREDGE TECHNOLOGIES, INC.
Security	83417M104				Meeting Type			Annual
Ticker Symbol	SEDG				Meeting Date			20-Jun-2022
ISIN	US83417M1045				Agenda			935630714 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Betsy Atkins		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.	Election of Director: Dirk Hoke		Management	For	For		For	For
2.	Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.	Approval of, on an advisory and non- binding basis, the compensation of our named executive officers (the "Say-on-Pay Proposal").		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	412		0	15-Jun-2022	15-Jun-2022
MASTERCARD INCORPORATED
Security	57636Q104				Meeting Type			Annual
Ticker Symbol	MA				Meeting Date			21-Jun-2022
ISIN	US57636Q1040				Agenda			935635942 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Merit E. Janow		Management	For	For		For	For
1b.	Election of Director: Candido Bracher		Management	For	For		For	For
1c.	Election of Director: Richard K. Davis		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.	Election of Director: Julius Genachowski		Management	For	For		For	For
1e.	Election of Director: Choon Phong Goh		Management	For	For		For	For
1f.	Election of Director: Oki Matsumoto		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.	Election of Director: Michael Miebach		Management	For	For		For	For
1h.	Election of Director: Youngme Moon		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.	Election of Director: Rima Qureshi		Management	For	For		For	For
1j.	Election of Director: Gabrielle Sulzberger		Management	For	For		For	For
1k.	Election of Director: Jackson Tai		Management	For	For		For	For
1l.	Election of Director: Harit Talwar		Management	For	For		For	For
1m.	Election of Director: Lance Uggla		Management	Against	For		Against	For

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.	Advisory approval of Mastercard's executive compensation.		Management	Against	For		Against	For

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Mastercard for 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	Approval of an amendment to Mastercard's Certificate of Incorporation to enable adoption of a stockholders' right to call special meetings of stockholders.		Management	Against	For		Against	For

Comments: We believe that it is in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. As such, we recommend a vote AGAINST this Proposal.

5.	Consideration of a stockholder proposal on the right to call special meetings of stockholders.		Shareholder	For	Against		Against	For

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

6.	Consideration of a stockholder proposal requesting Board approval of certain political contributions.		Shareholder	Against	Against		For	For
7.	Consideration of a stockholder proposal requesting charitable donation disclosure.		Shareholder	Against	Against		For	For
8.	Consideration of a stockholder proposal requesting a report on "ghost guns".		Shareholder	Against	Against		For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	915		0	16-Jun-2022	16-Jun-2022
DOLLAR TREE, INC.
Security	256746108				Meeting Type			Annual
Ticker Symbol	DLTR				Meeting Date			30-Jun-2022
ISIN	US2567461080				Agenda			935652001 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation		For/Against Management	For/Against Preferred Provider Recommendation
1a.	Election of Director: Thomas W. Dickson		Management	For	For		For	For
1b.	Election of Director: Richard W. Dreiling		Management	For	For		For	For
1c.	Election of Director: Cheryl W. Grisé		Management	For	For		For	For
1d.	Election of Director: Daniel J. Heinrich		Management	For	For		For	For
1e.	Election of Director: Paul C. Hilal		Management	For	For		For	For
1f.	Election of Director: Edward J. Kelly, III		Management	For	For		For	For
1g.	Election of Director: Mary A. Laschinger		Management	For	For		For	For
1h.	Election of Director: Jeffrey G. Naylor		Management	For	For		For	For
1i.	Election of Director: Winnie Y. Park		Management	For	For		For	For
1j.	Election of Director: Bertram L. Scott		Management	For	For		For	For
1k.	Election of Director: Stephanie P. Stahl		Management	For	For		For	For
1l.	Election of Director: Michael A. Witynski		Management	For	For		For	For
2.	To approve, by a non-binding advisory vote, the compensation of the Company's named executive officers.		Management	For	For		For	For
3.	To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year 2022.		Management	Against	For		Against	For

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.	To approve the amendment to the Company's Articles of Incorporation.		Management	Against	For		Against	For

Comments: We believe that the ability of shareholders to call special meetings is increasingly considered an important aspect of good corporate governance however, we belive that the Company should permit holders of at least 10% of the Company's outstanding shares of common stock to call special meetings of shareholders which will strike an appropriate balance between the right of shareholders to call a special meeting and the interests of the Company and its shareholders. After evaluating the details pursuant to the proposal, we recommend a vote AGAINST this Proposal.

5.	A shareholder proposal requesting that the Board issue a report on climate transition planning.		Shareholder	For	Against		Against	For

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

Account Number	Account Name		Internal Account		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9867	ZIEGLER FAMCO HEDGED EQUITY FUND		ZFHE		U.S. BANK	580		0	28-Jun-2022	28-Jun-2022

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Advised Portfolios

By (Signature and Title) /s/ Russell B. Simon
 Russell B. Simon
 Principal Executive Officer

Date: 9/13/2022